UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201- 6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett

Emerging Markets Corporate Debt Fund

Emerging Markets Currency Fund

Emerging Markets Local Bond Fund

Multi-Asset Global Opportunity Fund

For the fiscal year ended December 31, 2017

Table of Contents

1	A Letter to Shareholders

6	Investment Comparisons

11	Information About Your Fund’s Expenses and Holdings Presented by Sector/Portfolio Allocation

Schedules of Investments:

20	Emerging Markets Corporate Debt Fund

32	Emerging Markets Currency Fund

57	Emerging Markets Local Bond Fund

65	Multi-Asset Global Opportunity Fund

68	Statements of Assets and Liabilities

72	Statements of Operations

74	Statements of Changes in Net Assets

78	Financial Highlights

94	Notes to Financial Statements

124	Report of Independent Registered Public Accounting Firm

125	Supplemental Information to Shareholders

Lord Abbett Emerging Markets Corporate Debt Fund,
Lord Abbett Emerging Markets Currency Fund,
Lord Abbett Emerging Markets Local Bond Fund, and
Lord Abbett Multi-Asset Global Opportunity Fund
Annual Report

For the fiscal year ended December 31, 2017

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Daria L. Foster, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended December 31, 2017. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Lord Abbett Emerging Markets Corporate Debt Fund

For the fiscal year ended December 31, 2017, the Fund returned 8.54%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified1, which returned 7.96% during the same period.

During the 12-month period, U.S. dollar-denominated emerging markets corporate debt (as represented by the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified1) significantly outperformed U.S. fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index2). The rally in the asset class was primarily driven by stronger global growth, firmer energy prices and the uptick in demand for Emerging Markets assets overall.

The Fund’s underweight to investment grade bonds contributed to relative performance, as the asset class underperformed in 2017, amid the rally in risky assets due to strong economic growth globally. In terms of regional allocations, the Fund’s overweight to Latin America contributed to relative performance. The region’s U.S. dollar-denominated debt surged over 12% in 2017, driven by continuing powerful economic recovery.

The Fund’s underweight to Africa detracted from relative performance, as the region’s bonds posted strong returns in 2017. Despite idiosyncratic risks in the region, attractive yields lured investors to the continent during the period. Specifically, an underweight to South African securities detracted, as the country’s corporate debt outperformed during the period.

Lord Abbett Emerging Markets Currency Fund

For the fiscal year ended December 31, 2017, the Fund returned 10.73%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the JP Morgan Emerging Local Markets Index Plus (ELMI+)3, which returned 11.54% during the same period.

During 2017, emerging markets (EM) currencies posted strong performance, with the majority of currencies significantly outperforming the U.S. dollar during the period. The rally in the asset class was primarily driven by stronger global growth, firmer energy prices and the uptick in demand for Emerging Markets assets overall. In addition, EM currencies (as represented by the J.P. Morgan Emerging Local Markets Index Plus3) outperformed emerging markets corporate debt (as represented by the J.P. Morgan CEMBI Broad Diversified Index1) and underperformed emerging markets local bonds (as represented by the J.P. Morgan GBI-EM Global Diversified Index4).

The Fund’s overweight positioning in Latin America detracted from performance, as the region’s currencies underperformed the benchmark in 2017 due to increased trade protectionist rhetoric from the U.S. Presidential administration and idiosyncratic issues in some of the major countries in the region. In particular, the Fund’s positioning in the Argentine peso detracted during the period, as the currency significantly underperformed broader EM currencies. Argentina continued to struggle with high inflation in 2017.

The Fund’s overweight positioning in Europe contributed to performance, as the region outperformed the benchmark in 2017. In particular, the Fund’s exposure to the Polish zloty helped performance, as the currency posted strong returns during the period. The currency benefited from a strong economic recovery domestically and in the Eurozone, as well as receding tensions with Russia during the period.

Lord Abbett Emerging Markets Local Bond Fund

For the fiscal year ended December 31, 2017, the Fund returned 13.87%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the JP Morgan GBI-EM Global Diversified Index,4 which returned 15.21% during the same period.

During the 12-month period, emerging markets (EM) local debt (as represented by the JP Morgan GBI-EM Global Diversified Index4) significantly outperformed U.S. fixed income markets (as represented by the Barclays U.S. Aggregate Bond Index2). The rally in the asset class was primarily driven by stronger global growth, firmer energy prices and the uptick in demand for Emerging Markets assets overall. In addition, EM local bonds outperformed emerging markets corporate debt (as represented by the J.P. Morgan CEMBI Broad Diversified Index1) and emerging markets currencies (as represented by the J.P. Morgan Emerging Local Markets Index Plus3) in 2017.

The Fund’s overweight positioning in Latin America detracted from performance, as the region’s fixed income securities underperformed the benchmark in 2017 due to muted currency returns. In particular, the Fund’s positioning in Argentina detracted, as local bonds underperformed during the period. Argentina continued to struggle with high inflation in 2017.

The Fund’s overweight to the Africa/Middle East contributed to performance, as the region’s bonds posted the highest returns in 2017. Despite local idiosyncratic risks, attractive yields lured investors to the region during the period. Specifically, an overweight to South African securities contributed, as the country’s sovereign debt outperformed during the period.

Lord Abbett Multi–Asset Global Opportunity Fund

For the fiscal year ended December 31, 2017, the Fund returned 12.65%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the MSCI All Country World Index (ACWI),5 which returned 23.97% over the same period.

During the 12 month period, U.S. equity markets (as represented by the S&P 500® Index6) outperformed fixed income markets (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index2). Foreign equity markets (as represented by the MSCI ACWI ex-US Index7) outperformed U.S. equity markets. In addition, high yield bonds (as represented by the ICE BofA Merrill Lynch U.S. High Yield Constrained Index8) outperformed higher quality fixed income (as represented by the Bloomberg Barclays U.S. Aggregate Bond Index2).

Detracting from relative performance was the Fund’s allocation to high yield fixed income, as this asset class underperformed the MSCI ACWI benchmark during the period. Also detracting from the Fund’s relative performance was exposure to U.S. mid cap value stocks, as this segment of the market underperformed the benchmark.

The Fund’s allocation to U.S. large cap growth stocks contributed to relative performance as the asset class outperformed the benchmark. In addition,

the Fund’s allocation to international large cap stocks contributed to relative performance as this asset class outperformed the MSCI ACWI benchmark.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1   The J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) is a market capitalization weighted index that tracks total returns of U.S. dollar denominated debt instruments issued by corporate entities in emerging markets countries. The index limits the current face amount allocations of the bonds in the CEMBI Broad by constraining the total face amount outstanding for countries with larger debt stocks.

2   The Bloomberg Barclays U.S. Aggregate Bond Index an index of U.S dollar-denominated, investment-grade U.S. government and corporate securities, and mortgage pass-through securities, and asset-backed securities. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and an investor cannot invest directly in an index.

3   The JP Morgan Emerging Local Markets Index Plus (ELMI+) tracks total returns for local currency denominated money market instruments in 23 emerging markets countries.

4  The JP Morgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global emerging markets index that consists of regularly traded, liquid fixed rate and domestic currency government bonds.

5   The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand,

Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

6   The S&P 500® Index is widely regarded as the standard for measuring large cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

7   The MSCI ACWI (All Country World Index) ex-U.S. Index is a subset of the MSCI ACWI Index. The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Ex-U.S. Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits. The MSCI ACWI Ex-U.S. Index with Net Dividends approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

8   The ICE BofA Merrill Lynch U.S. High Yield Constrained Index is a capitalization weighted index of all U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888–522–2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such waivers and expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of December 31, 2017. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see each Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Corporate Debt Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI BD) Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2017

	1 Year	Life of Class
Class A3	6.08%	5.89%
Class C4	6.85%	5.72%
Class F5	8.71%	6.59%
Class F3[6]	–	5.21%	*
Class I5	8.84%	6.71%
Class R2[5]	8.84%	6.71%
Class R3[5]	8.84%	6.71%
Class R4[7]	8.57%	6.35%
Class R5[7]	8.84%	6.62%
Class R6[7]	9.01%	6.73%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Class A shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2017, is calculated using the SEC-required uniform method to compare such return.

4     Class C shares commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date.

5     Commenced operations on December 6, 2013 and performance for the Class began on December 31, 2013. Performance is at net asset value.

6     Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7     Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

*     Since Class F3 shares have existed for less than one year, average annual returns are not provided.

Emerging Markets Currency Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JPMorgan Emerging Local Markets Index Plus (ELMI+) assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A3	8.19%	-0.96%	1.10%	–
Class B4	4.86%	-1.66%	0.73%	–
Class C5	9.03%	-1.13%	0.69%	–
Class F6	10.83%	-0.39%	1.48%	–
Class F3[7]	–	–	–	5.45%	*
Class I6	10.96%	-0.29%	1.58%	–
Class R2[6]	10.28%	-0.90%	1.02%	–
Class R3[6]	10.42%	-0.77%	1.10%	–
Class R4[8]	10.67%	–	–	3.66%
Class R5[8]	10.97%	–	–	3.92%
Class R6[8]	10.99%	–	–	3.99%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2017, is calculated using the SEC-required uniform method to compute such return.

4     Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6     Performance is at net asset value.

7     Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8     Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

*     Since Class F3 shares have existed for less than one year, average annual returns are not provided.

Emerging Markets Local Bond Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JP Morgan GBI-EM Global Diversified Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2017

	1 Year	Life of Class
Class A3	11.32%	-1.96%
Class C4	12.13%	-2.16%
Class F5	13.98%	-1.39%
Class F3[6]	–	6.59%	*
Class I5	14.08%	-1.27%
Class R2[5]	14.09%	-1.33%
Class R3[5]	14.09%	-1.32%
Class R4[7]	14.03%	3.42%
Class R5[7]	14.09%	3.64%
Class R6[7]	14.30%	3.75%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3     Class A shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the period shown ended December 31, 2017, is calculated using the SEC-required uniform method to compare such return.

4     Class C shares commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. The 1% CDSC for Class C normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

5     Commenced operations on June 21, 2013 and performance for the Class began on June 28, 2013. Performance is at net asset value.

6     Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

7     Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

*     Since Class F3 shares have existed for less than one year, average annual returns are not provided.

Multi-Asset Global Opportunity Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the MSCI ACWI® Index with Gross Dividends, the MSCI ACWI® Index with Net Dividends, 35% Russell 1000® Index/25% MSCI EAFE® Index with Gross Dividends/25% ICE BofA Merrill Lynch U.S. High Yield Constrained Index/15% Bloomberg Barclays U.S. Aggregate Bond Index, 40% MSCI EAFE® Index with Gross Dividends/25% Russell 1000® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index/15% ICE BofA Merrill Lynch U.S. High Yield Constrained Index and Morningstar World Allocation Category Average, assuming reinvestment of all dividends and distributions. The 40% MSCI EAFE Index with Gross Dividends/25% Russell 1000® Index/20% Bloomberg Barclays U.S. Aggregate Bond Index/15% ICE BofA Merrill Lynch U.S. High Yield Constrained Index was previously a primary benchmark index of the Fund during the fiscal year and will be removed from the next annual report. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable
Sales Charge for the Periods Ended December 31, 2017

	1 Year	5 Years	10 Years	Life of Class
Class A3	10.07%	5.39%	2.96%	–
Class B4	6.75%	4.74%	2.63%	–
Class C5	10.77%	5.08%	2.47%	–
Class F6	12.71%	6.00%	3.39%	–
Class F3[7]	–	–	–	8.84%	*
Class I6	12.83%	6.10%	3.48%	–
Class R2[8]	12.21%	5.48%	–	4.53%
Class R3[8]	12.38%	5.62%	–	4.52%
Class R4[9]	12.66%	–	–	4.86%
Class R5[9]	12.82%	–	–	5.11%
Class R6[9]	12.97%	–	–	5.15%

1     Reflects the deduction of the maximum initial sales charge of 2.25%.

2     Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3     Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2017, is calculated using the SEC-required uniform method to compute such return.

4     Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5     The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6     Performance is at net asset value.

7     Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8     Commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

9     Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

*     Since Class F3 shares have existed for less than one year, average annual returns are not provided.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 through December 31, 2017).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 7/1/17 – 12/31/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Corporate Debt Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/17 -
	7/1/17	12/31/17	12/31/17
Class A
Actual	$1,000.00	$1,032.70	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class C
Actual	$1,000.00	$1,029.10	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.38	$8.89
Class F
Actual	$1,000.00	$1,033.90	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class F3
Actual	$1,000.00	$1,034.80	$3.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.80	$3.41
Class I
Actual	$1,000.00	$1,033.80	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R2
Actual	$1,000.00	$1,034.50	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R3
Actual	$1,000.00	$1,034.50	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R4
Actual	$1,000.00	$1,032.50	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class R5
Actual	$1,000.00	$1,033.80	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R6
Actual	$1,000.00	$1,034.70	$3.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.41

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.75% for Class C, 0.95% for Class F, 0.67% for Class F3, 0.85% for Classes I, R2 and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.67% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2017

Sector*	%**
Auto	0.36%
Basic Industry	1.09%
Consumer Cyclical	1.07%
Consumer Discretionary	0.37%
Consumer Services	1.72%
Consumer Staples	2.46%
Energy	16.20%
Financial Services	27.32%
Foreign Government	3.08%
Government	0.89%
Health Care	0.99%
Materials & Processing	14.83%
Municipal	0.17%
Other	1.12%
Producer Durables	1.18%
Technology	3.90%
Telecommunications	4.94%
Transportation	2.79%
Utilities	10.42%
Repurchase Agreement	5.10%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Currency Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/17 -
	7/1/17	12/31/17	12/31/17
Class A
Actual	$1,000.00	$1,035.90	$4.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.52	$4.89
Class B
Actual	$1,000.00	$1,030.00	$8.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.38	$8.89
Class C
Actual	$1,000.00	$1,032.70	$8.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.29	$7.98
Class F
Actual	$1,000.00	$1,036.40	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.87	$4.38
Class F3
Actual	$1,000.00	$1,036.90	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.10	$3.80
Class I
Actual	$1,000.00	$1,037.00	$3.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.87
Class R2
Actual	$1,000.00	$1,033.90	$6.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.92
Class R3
Actual	$1,000.00	$1,034.40	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.41
Class R4
Actual	$1,000.00	$1,035.70	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.19
Class R5
Actual	$1,000.00	$1,037.00	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.48	$3.72
Class R6
Actual	$1,000.00	$1,037.10	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.82

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.75% for Class B, 1.57% for Class C, 0.86% for Class F, 0.75% for Class F3, 0.76% for Class I, 1.36% for Class R2, 1.26% for Class R3, 1.02% for Class R4, 0.73% for Class R5 and 0.75% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2017

Sector*	%**
Asset Backed	15.20%
Automotive	3.37%
Banking	6.97%
Basic Industry	3.23%
Capital Goods	1.77%
Consumer Goods	1.72%
Energy	12.63%
Financial Services	2.18%
Foreign Government	4.95%
Healthcare	2.79%
Insurance	0.72%
Leisure	1.44%
Media	0.98%
Mortgage Backed	22.82%
Municipal	0.37%
Real Estate	1.40%
Retail	0.56%
Services	0.61%
Technology & Electronics	4.81%
Telecommunications	1.88%
Transportation	0.61%
U.S. Government	5.27%
Utility	3.72%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Emerging Markets Local Bond Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			7/1/17 -
	7/1/17	12/31/17	12/31/17
Class A
Actual	$1,000.00	$1,033.90	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.91	$5.35
Class C
Actual	$1,000.00	$1,030.40	$8.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.53	$8.74
Class F
Actual	$1,000.00	$1,035.30	$4.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.42	$4.84
Class F3
Actual	$1,000.00	$1,035.20	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.50	$3.77
Class I
Actual	$1,000.00	$1,035.70	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R2
Actual	$1,000.00	$1,035.80	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R3
Actual	$1,000.00	$1,035.80	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R4
Actual	$1,000.00	$1,035.00	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.66	$5.60
Class R5
Actual	$1,000.00	$1,035.30	$4.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.92	$4.33
Class R6
Actual	$1,000.00	$1,036.80	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.48	$3.77

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.72% for Class C, 0.95% for Class F, 0.74% for Class F3, 0.85% for Classes I, R2, and R3, 1.10% for Class R4, 0.85% for Class R5 and 0.74% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period.

Portfolio Holdings Presented by Sector

December 31, 2017

Sector*	%**
Consumer Services	0.61%
Energy	1.27%
Financial Services	2.93%
Foreign Government	85.93%
Municipal	3.19%
Telecommunications	2.23%
Transportation	0.69%
Utilities	3.15%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Multi-Asset Global Opportunity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†#
			7/1/17 -
	7/1/17	12/31/17	12/31/17
Class A
Actual	$1,000.00	$1,062.80	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.08	$3.16
Class B
Actual	$1,000.00	$1,058.50	$7.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$7.02
Class C
Actual	$1,000.00	$1,059.10	$7.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.97
Class F
Actual	$1,000.00	$1,063.60	$2.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.84	$2.40
Class F3
Actual	$1,000.00	$1,064.70	$1.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.60	$1.58
Class I
Actual	$1,000.00	$1,063.60	$1.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.89
Class R2
Actual	$1,000.00	$1,060.80	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.32	$4.94
Class R3
Actual	$1,000.00	$1,062.00	$4.37
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.97	$4.28
Class R4
Actual	$1,000.00	$1,063.10	$3.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.08	$3.16
Class R5
Actual	$1,000.00	$1,063.60	$1.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.34	$1.89
Class R6
Actual	$1,000.00	$1,064.70	$1.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.79	$1.43

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.62% for Class A, 1.38% for Class B, 1.37% for Class C, 0.47% for Class F, 0.31% for Class F3, 0.37% for Class I, 0.97% for Class R2, 0.84% for Class R3, 0.62% for Class R4, 0.37% for Class R5 and 0.28% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Multi-Asset Global Opportunity Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

December 31, 2017

Underlying Fund Name	%*
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	7.32%
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	12.19%
Lord Abbett Investment Trust-Convertible Fund-Class I	7.32%
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	7.82%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	11.68%
Lord Abbett Investment Trust-High Yield Fund-Class I	12.31%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	1.93%
Lord Abbett Securities Trust-International Equity Fund-Class I	8.36%
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	23.08%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	4.88%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	2.02%
Repurchase Agreement	1.09%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

Investments					Shares (000)		Fair Value
LONG-TERM INVESTMENTS 94.28%

COMMON STOCK 0.11%

Metals & Minerals: Miscellaneous
Vedanta Ltd. ADR (cost $57,261)						3	$58,761

	Interest Rate		Maturity Date		Principal Amount (000)
CORPORATE BONDS 90.42%

Aerospace/Defense 0.47%
Embraer Netherlands Finance BV (Netherlands)(a)	5.05%		6/15/2025			$248	264,120

Air Transportation 1.58%
Azul Investments LLP†	5.875%		10/26/2024			200	199,250
Emirates Airline (United Arab Emirates)†(a)	4.50%		2/6/2025			143	144,817
Gol Finance, Inc. (Brazil)†(a)	7.00%		1/31/2025			199	196,614
Guanay Finance Ltd.†	6.00%		12/15/2020			127	131,135
Latam Finance Ltd.†	6.875%		4/11/2024			200	209,000
Total							880,816

Automotive 0.36%
Hyundai Capital America†	2.60%		3/19/2020			200	198,464

Banks: Regional 18.94%
ADCB Finance Cayman Ltd.	2.75%		9/16/2019			200	200,205
Akbank Turk AS (Turkey)†(a)	4.00%		1/24/2020			200	201,047
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%		4/28/2021			200	225,514
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%		5/21/2020			200	201,207
Banco de Bogota SA (Colombia)†(a)	4.375%		8/3/2027			200	200,000
Banco de Bogota SA (Colombia)†(a)	6.25%		5/12/2026			200	216,160
Banco de Credito del Peru†(b)	4.85%		10/30/2020		PEN	808	249,011
Banco de Credito del Peru (Peru)†(a)	4.25%		4/1/2023			$200	210,250
Banco de Credito e Inversiones (Chile)†(a)	3.50%		10/12/2027			200	195,375
Banco do Brasil SA†	4.625%		1/15/2025			200	197,866
Banco do Brasil SA†	6.25% (10 Yr Treasury Note CMT + 4.40%	)#	–	(c)		200	184,500
Banco Inbursa SA Institucion de Banca Multiple (Mexico)†(a)	4.375%		4/11/2027			150	150,657

20	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Banco Mercantil del Norte SA (Mexico)†(a)	7.625% (10 Yr Treasury Note CMT + 5.35%	)#	–	(c)	$200	$219,750
Banco Regional SAECA (Paraguay)†(a)	8.125%		1/24/2019		150	157,155
Bancolombia SA (Colombia)(a)	5.95%		6/3/2021		150	162,600
Bangkok Bank PCL (Hong Kong)†(a)	4.80%		10/18/2020		100	105,388
Bangkok Bank PCL (Hong Kong)†(a)	5.00%		10/3/2023		200	219,210
Banistmo SA (Panama)†(a)	3.65%		9/19/2022		200	198,000
Bank of China Ltd. (China)†(a)	5.00%		11/13/2024		200	213,590
Bank of China Ltd. (Hong Kong)(a)	3.875%		6/30/2025		200	206,861
Bank of India (Jersey)(a)	3.125%		5/6/2020		200	199,163
BBVA Banco Continental SA (Peru)†(a)	5.00%		8/26/2022		200	216,250
Finansbank AS (Turkey)†(a)	4.875%		5/19/2022		200	196,764
ICICI Bank Ltd. (United Arab Emirates)†(a)	3.80%		12/14/2027		200	197,727
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	3.538%		11/8/2027		250	248,980
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%		5/26/2020		400	397,664
Industrial Bank of Korea (South Korea)†(a)	2.00%		4/23/2020		200	196,091
Itau Unibanco Holding SA†	6.125% (BADLAR + 3.98%	)#	–	(c)	200	200,120
KEB Hana Bank (South Korea)(a)	2.50%		6/12/2019		200	199,515
Korea Development Bank (The) (South Korea)(a)	2.50%		1/13/2021		200	197,425
National Savings Bank (Sri Lanka)†(a)	5.15%		9/10/2019		200	202,980
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%		5/30/2022		200	197,044
Oversea-Chinese Banking Corp., Ltd. (Singapore)†(a)	3.15% (5 Yr Swap rate + 2.28%	)#	3/11/2023		200	200,263
Popular, Inc.	7.00%		7/1/2019		30	31,350
QNB Finance Ltd.	2.875%		4/29/2020		400	396,944
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%		5/23/2023		250	260,949
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%		2/7/2022		200	218,516
Shinhan Bank (South Korea)†(a)	2.25%		4/15/2020		200	197,088
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%		4/20/2021		200	211,825
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%		6/4/2019		200	197,216
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%		2/11/2021		200	191,764
Turkiye Is Bankasi (Turkey)†(a)	5.00%		4/30/2020		400	405,307
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.625%		5/30/2022		400	399,772
United Overseas Bank Ltd. (Singapore)(a)	3.50% (5 Yr Swap rate + 2.24%	)#	9/16/2026		200	201,626
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%		11/22/2025		400	457,045

See Notes to Financial Statements.	21

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)
Woori Bank (South Korea)†(a)	4.75%		4/30/2024		$200	$209,997
Zenith Bank plc (Nigeria)†(a)	6.25%		4/22/2019		200	205,462
Zenith Bank plc (Nigeria)†(a)	7.375%		5/30/2022		200	208,640
Total						10,557,833

Beverages 0.63%
Becle SAB de CV (Mexico)†(a)	3.75%		5/13/2025		350	351,815

Building Materials 1.08%
Cementos Pacasmayo SAA (Peru)†(a)	4.50%		2/8/2023		200	206,500
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%		7/17/2024		200	194,750
Grupo Cementos de Chihuahua SAB de CV (Mexico)†(a)	5.25%		6/23/2024		200	203,000
Total						604,250

Business Services 2.13%
Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(a)	5.95%		12/15/2039		200	205,588
Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.00%		7/30/2027		400	397,574
Autopistas del Sol SA (Costa Rica)†(a)	7.375%		12/30/2030		198	211,860
DP World Ltd. (United Arab Emirates)†(a)	6.85%		7/2/2037		300	370,060
Total						1,185,082

Chemicals 3.69%
Braskem Finance Ltd.	6.45%		2/3/2024		200	225,002
Braskem Netherlands Finance BV (Netherlands)†(a)	4.50%		1/10/2028		200	197,010
Chandra Asri Petrochemical Tbk PT (Indonesia)†(a)	4.95%		11/8/2024		200	197,112
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%		7/19/2027		200	200,437
Equate Petrochemical BV (Netherlands)†(a)	3.00%		3/3/2022		200	197,422
Halcyon Agri Corp. Ltd. (Singapore)(a)	4.50% (H15T2Y + 8.31%	)#	–	(c)	200	198,953
Mexichem SAB de CV (Mexico)†(a)	5.50%		1/15/2048		200	195,250
OCP SA (Morocco)†(a)	6.875%		4/25/2044		200	230,068
PTT Global Chemical PCL (Thailand)†(a)	4.25%		9/19/2022		200	209,607
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	3.625%		4/3/2023		200	204,250
Total						2,055,111

Coal 0.45%
Eterna Capital Pte Ltd. PIK 6.00% (Singapore)(a)	6.00%		12/11/2022		10	10,506	(d)
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(a)	8.00%		12/11/2022		250	241,616	(d)
Total						252,122

22	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.37%
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	$200	$203,348

Diversified 1.49%
CK Hutchison International 17 Ltd.†	3.50%	4/5/2027	200	200,171
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027	200	207,602
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	400	420,820
Total				828,593

Drugs 0.98%
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	190,407
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	217,942
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	170	140,581
Total				548,930

Electric: Power 9.98%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	202,821
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.375%	6/22/2026	400	412,660
Capex SA (Argentina)†(a)	6.875%	5/15/2024	200	209,446
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	200	203,500
Centrais Eletricas Brasileiras SA (Brazil)†(a)	5.75%	10/27/2021	200	206,900
Colbun SA (Chile)†(a)	3.95%	10/11/2027	200	199,875
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	112,287
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	200	204,638
Empresa de Energia de Bogota SA ESP (Colombia)†(a)	6.125%	11/10/2021	200	204,250
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	207,480
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	209,472
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	396,360
Fenix Power Peru SA (Peru)†(a)	4.317%	9/20/2027	250	250,125
Infraestructura Energetica Nova SAB de CV (Mexico)†(a)	4.875%	1/14/2048	200	192,750
Inkia Energy Ltd. (Peru)†(a)	5.875%	11/9/2027	200	201,652
Israel Electric Corp. Ltd. (Israel)†(a)	5.00%	11/12/2024	450	479,686
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	200	203,000
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	200	204,911

See Notes to Financial Statements.	23

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Electric: Power (continued)
Orazul Energy Egenor S en C por A (Peru)†(a)	5.625%		4/28/2027		$200	$197,300
Pampa Energia SA (Argentina)†(a)	7.50%		1/24/2027		200	220,028
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%		11/22/2021		200	217,260
Saudi Electricity Global Sukuk Co. 3†	5.50%		4/8/2044		400	431,668
State Grid Overseas Investment 2016 Ltd.†	2.25%		5/4/2020		200	198,124
Total						5,566,193

Energy Equipment & Services 0.36%
Greenko Dutch BV (Netherlands)†(a)	5.25%		7/24/2024		200	203,110

Engineering & Contracting Services 2.23%
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	6.75%		3/30/2029		200	219,750
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%		2/5/2023		200	206,399
Delhi International Airport Ltd. (India)†(a)	6.125%		10/31/2026		200	213,000
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%		10/27/2027		200	196,865
Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%		11/9/2024		200	200,745
Pratama Agung Pte Ltd. (Singapore)(a)	6.25%		2/24/2020		200	205,389
Total						1,242,148

Financial Services 1.81%
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50% (5 Yr Treasury Constant Maturity Rate + 7.77%	)#	–	(c)	200	202,302
Intercorp Financial Services, Inc. (Peru)†(a)	4.125%		10/19/2027		200	196,500
SURA Asset Management SA (Colombia)†(a)	4.375%		4/11/2027		400	405,000
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(a)	7.00%		1/15/2025		200	205,250
Total						1,009,052

Food 1.81%
Arcor SAIC (Argentina)†(a)	6.00%		7/6/2023		185	196,794
Cencosud SA (Chile)†(a)	4.375%		7/17/2027		200	198,200
Gruma SAB de CV (Mexico)†(a)	4.875%		12/1/2024		200	214,500
Minerva Luxembourg SA (Luxembourg)†(a)	5.875%		1/19/2028		200	194,850
SMU SA (Chile)†(a)	7.75%		2/8/2020		200	205,048
Total						1,009,392

Foreign Government 0.36%
EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%		2/19/2019		200	200,619

24	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.36%
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	$200	$203,129

Investment Management Companies 0.76%
GrupoSura Finance SA†	5.50%	4/29/2026	200	217,250
Huarong Finance II Co. Ltd. (Hong Kong)(a)	4.625%	6/3/2026	200	204,093
Total				421,343

Machinery: Agricultural 1.18%
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	200	220,779
MHP SE (Ukraine)†(a)	7.75%	5/10/2024	200	217,280
MHP SE (Ukraine)†(a)	8.25%	4/2/2020	200	217,655
Total				655,714

Media 1.71%
Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	200	209,920
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	200	213,500
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	150	159,705
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	132	163,256
Myriad International Holdings BV (Netherlands)†(a)	4.85%	7/6/2027	200	207,883
Total				954,264

Metals & Minerals: Miscellaneous 4.75%
AngloGold Ashanti Holdings plc (Isle of Man)(a)	6.50%	4/15/2040	150	158,557
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022	66	64,845
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	206,500
Corp. Nacional del Cobre de Chile (Chile)†(a)	4.50%	8/1/2047	200	215,732
First Quantum Minerals Ltd. (Canada)†(a)	7.00%	2/15/2021	220	228,800
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025	200	217,750
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	219,750
Hudbay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	48	52,800
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023	400	403,370
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027	200	212,500
Southern Copper Corp. (Peru)(a)	3.50%	11/8/2022	120	123,542
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	240	290,714
Vedanta Resources plc (India)†(a)	6.125%	8/9/2024	200	204,572
Volcan Cia Minera SAA (Peru)†(a)	5.375%	2/2/2022	45	47,250
Total				2,646,682

See Notes to Financial Statements.	25

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 1.45%
China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	$200	$204,000
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	207,000
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	164	190,938
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	207,800
Total				809,738

Oil 12.78%
CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	3.875%	5/2/2022	400	412,805
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	201,931
CNPC General Capital Ltd.†	3.95%	4/19/2022	200	207,714
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	200	216,000
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	217,465
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	305	307,288
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	102,450
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	800	834,708
Geopark Ltd. (Chile)†(a)	6.50%	9/21/2024	200	205,646
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	20	19,900
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	210,247
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	155	132,525
Petroamazonas EP (Ecuador)†(a)	4.625%	11/6/2020	200	196,500
Petrobras Global Finance BV (Netherlands)†(a)	5.999%	1/27/2028	767	769,876
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	354,450
Petrobras Global Finance BV (Netherlands)(a)	7.375%	1/17/2027	100	110,300
Petroleos del Peru SA (Peru)†(a)	5.625%	6/19/2047	200	210,500
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	188	173,422
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	104,392
PT Saka Energi Indonesia (Indonesia)†(a)	4.45%	5/5/2024	200	203,430
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	259,752
Sinopec Group Overseas Development 2015 Ltd.†	4.10%	4/28/2045	200	201,549
SM Energy Co.	6.50%	1/1/2023	40	41,000
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	200	201,150
Tullow Oil plc (United Kingdom)†(a)	6.25%	4/15/2022	200	201,760
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	198,037
YPF SA (Argentina)†(a)	6.95%	7/21/2027	650	691,600
YPF SA (Argentina)†(a)	7.00%	12/15/2047	139	138,097
Total				7,124,494

26	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 1.05%
Abu Dhabi Crude Oil Pipeline LLC
(United Arab Emirates)†(a)	4.60%	11/2/2047	$200	$206,254
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	209,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	163	168,989
Total				584,243

Paper & Forest Products 1.08%
Eldorado Intl. Finance GmbH (Austria)†(a)	8.625%	6/16/2021	200	207,000
Fibria Overseas Finance Ltd. (Brazil)(a)	4.00%	1/14/2025	200	198,375
Klabin Finance SA (Luxembourg)†(a)	4.875%	9/19/2027	200	197,900
Total				603,275

Real Estate Investment Trusts 3.51%
China Evergrande Group (China)(a)	8.75%	6/28/2025	200	207,787
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	206,072
China Overseas Finance Cayman V Ltd.	5.35%	11/15/2042	200	231,634
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	9/28/2023	200	199,170
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	112,798
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	400	390,821
MAF Sukuk Ltd.	4.50%	11/3/2025	200	207,360
Pakuwon Prima Pte Ltd. (Singapore)(a)	5.00%	2/14/2024	200	202,043
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	2.75%	3/7/2020	200	199,680
Total				1,957,365

Retail 1.06%
Arcos Dorados Holdings, Inc. (Uruguay)†(a)	5.875%	4/4/2027	220	233,125
InRetail Consumer (Peru)†(a)	5.25%	10/10/2021	100	103,500
SACI Falabella (Chile)†(a)	3.75%	10/30/2027	200	196,100
Yum! Brands, Inc.	5.35%	11/1/2043	60	58,200
Total				590,925

Steel 2.51%
ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	211,500
GTL Trade Finance, Inc./Gerdau Holdings, Inc.†	5.893%	4/29/2024	200	215,500
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	251,076
Vale Overseas Ltd. (Brazil)(a)	4.375%	1/11/2022	180	186,570
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	58,050
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	252	310,275
Vale SA (Brazil)(a)	5.625%	9/11/2042	150	165,000
Total				1,397,971

See Notes to Financial Statements.	27

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 3.03%
Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	$400	$415,222
Alibaba Group Holding Ltd. (China)(a)	4.40%	12/6/2057	250	260,907
Baidu, Inc. (China)(a)	3.50%	11/28/2022	200	203,082
JD.com, Inc. (China)(a)	3.875%	4/29/2026	400	403,034
Tencent Holdings Ltd. (China)†(a)	2.875%	2/11/2020	200	201,216
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	200	207,727
Total				1,691,188

Telecommunications 4.91%
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	212,338
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	300	278,931
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	197,382
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	205,050
HKT Capital No 2 Ltd.	3.625%	4/2/2025	200	201,430
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023	200	208,395
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	400	396,496
Ooredoo International Finance Ltd.†	3.875%	1/31/2028	200	199,235
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021	200	212,801
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	200	206,102
VEON Holdings BV (Netherlands)†(a)	5.95%	2/13/2023	200	215,500
WTT Investment Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	200	203,953
Total				2,737,613

Transportation: Miscellaneous 1.19%
JSL Europe SA (Luxembourg)†(a)	7.75%	7/26/2024	200	212,250
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	235,027
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	200	215,720
Total				662,997

Utilities 0.37%
Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	200	204,000
Total Corporate Bonds (cost $49,146,709)				50,405,939

FOREIGN GOVERNMENT OBLIGATIONS 3.75%

Angola 0.41%
Republic of Angola†(a)	9.50%	11/12/2025	200	231,248

28	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Argentina 2.01%
City of Buenos Aires(b)	26.875% (BADLAR + 3.75%	)#	2/22/2028	ARS	1,700	$90,942
Provincia de Buenos Aires†(a)	6.50%		2/15/2023		$61	65,685
Provincia de la Rioja†(a)	9.75%		2/24/2025		150	166,671
Provincia of Neuquen†(a)	7.50%		4/27/2025		88	94,380
Provincia of Neuquen†(a)	8.625%		5/12/2028		150	168,686
Republic of Argentina GDP Linked Note(a)	Zero Coupon		12/15/2035		2,070	218,902
Republic of Argentina(a)	6.875%		1/26/2027		146	159,724
Republic of Argentina(b)	7.82%		12/31/2033	EUR	110	154,743
Total						1,119,733

Bahamas 0.47%
Commonwealth of Bahamas†(a)	6.00%		11/21/2028		$250	261,250

Indonesia 0.36%
Republic of Indonesia(a)	4.35%		1/11/2048		200	203,406

Nigeria 0.39%
Republic of Nigeria†(a)	7.625%		11/28/2047		200	215,147

Uruguay 0.11%
Republic of Uruguay†(b)	8.50%		3/15/2028	UYU	1,740	60,773
Total Foreign Government Obligations (cost $2,003,622)						2,091,557
Total Long-Term Investments (cost $51,207,592)						52,556,257

SHORT-TERM INVESTMENT 5.06%

Repurchase Agreement
Repurchase Agreement dated 12/29/2017, 0.54% due 1/2/2018 with Fixed Income Clearing Corp. collateralized by $2,785,000 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2021; value: $2,881,770; proceeds: $2,821,667 (cost $2,821,498)					$2,821	2,821,498
Total Investments in Securities 99.34% (cost $54,029,090)						55,377,755
Cash and Other Assets in Excess of Liabilities(e) 0.66%						370,500
Net Assets 100.00%						$55,748,255

See Notes to Financial Statements.	29

Schedule of Investments (continued)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

ARS	Argentine Peso
EUR	euro
PEN	Peruvian nuevo sol
UYU	Uruguayan Peso
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	12/20/2018	130,000	$157,192	$159,738	$(2,546)

Open Futures Contracts at December 31, 2017:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro-Bobl Medium Term (Germany)	March 2018	3	Short	EUR	(395,425)	EUR	(394,830)	$714
U.S. 10-Year Treasury Note	March 2018	13	Short		$(1,617,586)		$(1,612,609)	4,977
U.S. Long Bond	March 2018	9	Short		(1,380,359)		(1,377,000)	3,359
U.S. Ultra Treasury Bond	March 2018	25	Short		(3,350,832)		(3,339,063)	11,769
Unrealized Appreciation on Futures Contracts								$20,819

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2018	17	Long		$3,645,200		$3,639,860	$(5,340)
U.S. 5-Year Treasury Note	March 2018	37	Long		4,315,378		4,298,070	(17,307)
Ultra Long U.S. Treasury Bond	March 2018	4	Short		(667,509)		(670,625)	(3,117)
Unrealized Depreciation on Futures Contracts								$(25,764)

30	See Notes to Financial Statements.

Schedule of Investments (concluded)

EMERGING MARKETS CORPORATE DEBT FUND December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stock	$58,761	$–	$–	$58,761
Corporate Bonds
Coal	–	–	252,122	252,122
Remaining Industries	–	50,153,817	–	50,153,817
Foreign Government Obligations	–	2,091,557	–	2,091,557
Repurchase Agreement	–	2,821,498	–	2,821,498
Total	$58,761	$55,066,872	$252,122	$55,377,755
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(2,546)	–	(2,546)
Futures Contracts
Assets	20,819	–	–	20,819
Liabilities	(25,764)	–	–	(25,764)
Total	$(4,945)	$(2,546)	$–	$(7,491)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investment along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Corporate Bonds
Balance as of January 1, 2017	$–
Accrued Discounts (Premiums)	(22)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(11,712)
Purchases	263,856
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of December 31, 2017	$252,122
Change in unrealized appreciation/depreciation for the year ended December 31, 2017 related to Level 3 investments held at December 31, 2017	$(11,712)

See Notes to Financial Statements.	31

Schedule of Investments

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 85.92%

ASSET-BACKED SECURITIES 15.94%

Automobiles 7.41%
AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%		10/8/2019	$31	$30,860
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%		4/8/2020	182	181,516
Avis Budget Rental Car Funding AESOP LLC 2013-2A†	2.97%		2/20/2020	407	409,791
Avis Budget Rental Car Funding AESOP LLC 2014-1A†	2.46%		7/20/2020	1,762	1,765,031
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%		12/20/2021	359	358,530
California Republic Auto Receivables Trust 2016-1 A3	1.89%		5/15/2020	338	337,724
California Republic Auto Receivables Trust 2016-2 A4	1.83%		12/15/2021	280	278,066
Capital Auto Receivables Asset Trust 2014-3 D	3.14%		2/20/2020	444	447,009
Capital Auto Receivables Asset Trust 2016-1 B	2.67%		12/21/2020	224	225,168
CarMax Auto Owner Trust 2014-3 C	2.29%		6/15/2020	185	185,317
CarMax Auto Owner Trust 2014-4 C	2.44%		11/16/2020	898	900,363
CarMax Auto Owner Trust 2016-4 A2	1.21%		11/15/2019	170	170,152
CarMax Auto Owner Trust 2016-4 A4	1.60%		6/15/2022	214	210,063
Chrysler Capital Auto Receivables Trust 2014-BA A4†	1.76%		12/16/2019	41	41,144
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%		8/16/2021	362	364,528
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%		10/15/2020	680	679,152
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%		2/15/2022	222	224,024
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%		6/15/2022	132	133,305
CPS Auto Receivables Trust 2016-B D†	6.58%		3/15/2022	190	201,721
CPS Auto Trust 2017-D A†	1.87%		3/15/2021	507	506,068
Drive Auto Receivables Trust 2015-DA C†	3.38%		11/15/2021	386	388,835
Drive Auto Receivables Trust 2016-CA B†	2.37%		11/16/2020	300	300,428
Drive Auto Receivables Trust 2016-CA C†	3.02%		11/15/2021	800	806,232
Drive Auto Receivables Trust 2016-CA D†	4.18%		3/15/2024	1,093	1,122,899
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	1,745	1,749,300
First Investors Auto Owner Trust 2016-2A A1†	1.53%		11/16/2020	211	210,987
Ford Credit Auto Owner Trust 2016-C A2A	1.04%		9/15/2019	347	346,068
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%		4/18/2019	315	314,649
Hyundai Floorplan Master Owner Trust 2016-1A A1†	2.377% (1 Mo. LIBOR + .90%	)#	3/15/2021	197	198,668

32	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	$229	$228,356
OSCAR US Funding Trust V 2016-2A A2A†	2.31%		11/15/2019	531	531,028
Santander Drive Auto Receivables Trust 2014-3 C	2.13%		8/17/2020	201	200,966
Santander Drive Auto Receivables Trust 2015-1 C	2.57%		4/15/2021	138	138,728
Santander Drive Auto Receivables Trust 2015-3 B	2.07%		4/15/2020	112	112,074
Santander Drive Auto Receivables Trust 2015-3 C	2.74%		1/15/2021	537	539,607
Santander Drive Auto Receivables Trust 2015-5 D	3.65%		12/15/2021	345	350,362
Santander Drive Auto Receivables Trust 2016-1 D	4.02%		4/15/2022	213	218,474
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%		11/15/2019	79	78,768
Santander Drive Auto Receivables Trust 2016-3 B	1.89%		6/15/2021	260	259,498
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%		11/15/2019	186	186,364
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%		3/16/2020	167	166,132
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	113	112,666
Total					16,210,621

Credit Cards 1.50%
Capital One Multi-Asset Execution Trust 2015-A3	1.877% (1 Mo. LIBOR + .40%	)#	3/15/2023	1,928	1,938,986
Capital One Multi-Asset Execution Trust 2015-A5	1.60%		5/17/2021	100	99,408
Discover Card Execution Note Trust 2016-A2	2.017% (1 Mo. LIBOR + .54%	)#	9/15/2021	564	567,083
MBNA Credit Card Master Note Trust 2004-A3	1.737% (1 Mo. LIBOR + .26%	)#	8/16/2021	675	675,628
Total					3,281,105

Other 7.03%
Ammc CLO 19 Ltd. 2016-19A A†	2.859% (3 Mo. LIBOR + 1.50%	)#	10/15/2028	750	757,484
Apidos CLO X 2012-10A A†	2.798% (3 Mo. LIBOR + 1.42%	)#	10/30/2022	328	328,953
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%		4/10/2019	131	130,657
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	271	268,914
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	175	174,249
Avery Point V CLO Ltd. 2014-5A BR†	2.853% (3 Mo. LIBOR + 1.50%	)#	7/17/2026	250	251,223
Birchwood Park CLO Ltd. 2014-1A AR†	2.539% (3 Mo. LIBOR + 1.18%	)#	7/15/2026	1,000	1,001,612
BlueMountain CLO Ltd. 2014-4A A1R†	2.818% (3 Mo. LIBOR + 1.35%	)#	11/30/2026	1,000	1,004,149

See Notes to Financial Statements.	33

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Cent CLO Ltd. 2013-17A A1†	2.678%
	(3 Mo. LIBOR + 1.30%	)#	1/30/2025	$1,059	$1,060,284
Cent CLO Ltd. 2013-19A A1A†	2.708%
	(3 Mo. LIBOR + 1.33%	)#	10/29/2025	900	901,461
CIFC Funding V Ltd. 2014-5A A1R†	2.753%
	(3 Mo. LIBOR + 1.40%	)#	1/17/2027	1,000	1,005,519
CNH Equipment Trust 2014-C A3	1.05%		11/15/2019	47	47,312
CNH Equipment Trust 2015-C A3	1.66%		11/16/2020	177	176,991
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	40	40,351
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	146	145,575
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	111	111,645
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	772	778,382
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	377	375,493
Ford Credit Floorplan Master Owner Trust 2015-4 A1	1.77%		8/15/2020	256	255,873
H/2 Asset Funding 2014-1 Ltd.	2.348%		3/19/2037	2,000	2,008,544	(a)
Mountain Hawk II CLO Ltd. 2013-2A A1†	2.523% (3 Mo. LIBOR + 1.16%	)#	7/22/2024	1,494	1,496,868
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	188	189,195
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	305	310,025
SLM Private Education Loan Trust 2010-A 2A†	4.727% (1 Mo. LIBOR + 3.25%	)#	5/16/2044	621	639,320
SLM Student Loan Trust 2011-1 A1	1.848% (1 Mo. LIBOR + .52%	)#	3/25/2026	263	263,788
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040	85	84,500
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040	670	666,972
West CLO Ltd. 2014-2A A1AR†	2.231% (3 Mo. LIBOR + 0.87%	)#	1/16/2027	755	755,350
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	70	69,485
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	70	69,470
Total					15,369,644
Total Asset-Backed Securities (cost $34,813,580)					34,861,370

CORPORATE BONDS 37.79%

Aerospace/Defense 0.23%
Harris Corp.	1.999%		4/27/2018	500	499,516

Auto Loans 1.37%
General Motors Financial Co., Inc.	2.289% (3 Mo. LIBOR + .93%	)#	4/13/2020	1,004	1,014,379

34	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Loans (continued)
Hyundai Capital America†	1.75%		9/27/2019	$500	$490,673
Hyundai Capital America†	2.40%		10/30/2018	500	499,615
Nissan Motor Acceptance Corp.†	2.076% (3 Mo. LIBOR + .39%	)#	9/28/2020	1,000	1,001,996
Total					3,006,663

Automakers 1.60%
Daimler Finance North America LLC†	1.641% (3 Mo. LIBOR + .25%	)#	11/5/2018	1,000	1,000,083
Daimler Finance North America LLC†	1.75%		10/30/2019	1,000	988,094
General Motors Co.	3.50%		10/2/2018	1,500	1,515,875
Total					3,504,052

Banking 6.49%
Associated Banc-Corp.	2.75%		11/15/2019	500	501,860
Associates Corp. of North America	6.95%		11/1/2018	1,031	1,070,243
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021	1,000	998,550
Bank of America Corp.	2.60%		1/15/2019	145	145,509
Citibank NA	1.633% (3 Mo. LIBOR + .23%	)#	11/9/2018	1,000	1,000,454
Citigroup, Inc.	1.70%		4/27/2018	1,000	999,081
Citigroup, Inc.	2.375% (3 Mo. LIBOR + .86%	)#	12/7/2018	1,000	1,004,473
Compass Bank	2.75%		9/29/2019	90	90,276
Credit Suisse AG	1.70%		4/27/2018	500	499,651
Fifth Third Bancorp	4.50%		6/1/2018	250	252,461
Intesa Sanpaolo SpA (Italy)(c)	3.875%		1/16/2018	1,000	1,000,678
JPMorgan Chase & Co.	2.008% (3 Mo. LIBOR + .63%	)#	1/28/2019	1,000	1,004,806
Morgan Stanley	7.30%		5/13/2019	1,000	1,066,369
National Australia Bank Ltd. (Australia)†(c)	1.956%
	(3 Mo. LIBOR + .51%	)#	5/22/2020	500	502,301
PNC Bank NA	1.796% (3 Mo. LIBOR + .36%	)#	5/19/2020	1,000	1,003,646
Regions Bank	2.25%		9/14/2018	655	655,811
Regions Bank	7.50%		5/15/2018	500	510,058
Santander UK plc (United Kingdom)(c)	2.00%		8/24/2018	250	250,088
Santander UK plc (United Kingdom)(c)	3.054% (3 Mo. LIBOR + 1.48%	)#	3/14/2019	623	632,378
UBS AG (United Kingdom)†(c)	1.835% (3 Mo. LIBOR + .32%	)#	12/7/2018	1,000	1,001,239
Total					14,189,932

Brokerage 0.24%
Lazard Group LLC	4.25%		11/14/2020	500	521,102

See Notes to Financial Statements.	35

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.27%
Martin Marietta Materials, Inc.	2.096% (3 Mo. LIBOR + .65%	)#	5/22/2020	$333	$334,888
Martin Marietta Materials, Inc.	6.60%		4/15/2018	250	253,248
Total					588,136

Cable & Satellite Television 0.24%
Sky plc (United Kingdom)†(c)	9.50%		11/15/2018	500	531,103

Chemicals 0.48%
Westlake Chemical Corp.	4.875%		5/15/2023	500	517,500
Yara International ASA (Norway)†(c)	7.875%		6/11/2019	500	536,715
Total					1,054,215

Consumer/Commercial/Lease Financing 0.79%
Discover Bank	2.60%		11/13/2018	1,469	1,474,259
International Lease Finance Corp.	5.875%		4/1/2019	250	260,258
Total					1,734,517

Diversified Capital Goods 0.38%
Pentair Finance Sarl (Luxembourg)(c)	2.90%		9/15/2018	831	834,410

Electric: Distribution/Transportation 0.58%
Oklahoma Gas & Electric Co.	8.25%		1/15/2019	250	264,928
Oncor Electric Delivery Co. LLC	6.80%		9/1/2018	500	515,070
State Grid Overseas Investment 2016 Ltd.†	2.125%		5/18/2021	500	489,166
Total					1,269,164

Electric: Integrated 1.85%
E. ON International Finance BV (Netherlands)†(c)	5.80%		4/30/2018	250	253,031
Origin Energy Finance Ltd. (Australia)†(c)	3.50%		10/9/2018	500	503,070
Pacific Gas & Electric Co.†	1.707% (3 Mo. LIBOR + .23%	)#	11/28/2018	1,000	999,533
Public Service Co. of New Mexico	7.95%		5/15/2018	500	510,457
SCANA Corp.	4.125%		2/1/2022	2	2,044
South Carolina Electric & Gas Co.	5.25%		11/1/2018	750	770,039
TECO Finance, Inc.	1.95% (3 Mo. LIBOR + .60%	)#	4/10/2018	1,000	1,000,843
Total					4,039,017

Electronics 0.80%
Arrow Electronics, Inc.	3.00%		3/1/2018	250	250,325
QUALCOMM, Inc.	1.706% (3 Mo. LIBOR + .27%	)#	5/18/2018	500	500,250
QUALCOMM, Inc.	1.796% (3 Mo. LIBOR + .36%	)#	5/20/2019	1,000	1,001,571
Total					1,752,146

36	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 3.54%
Anadarko Petroleum Corp.	4.85%		3/15/2021	$250	$264,177
Anadarko Petroleum Corp.	6.95%		6/15/2019	1,139	1,209,598
Anadarko Petroleum Corp.	8.70%		3/15/2019	1,000	1,072,410
Apache Corp.	6.90%		9/15/2018	1,295	1,336,118
Canadian Natural Resources Ltd. (Canada)(c)	1.75%		1/15/2018	500	499,915
Canadian Natural Resources Ltd. (Canada)(c)	3.45%		11/15/2021	450	460,624
Noble Energy, Inc.	5.625%		5/1/2021	500	513,980
Pioneer Natural Resources Co.	6.875%		5/1/2018	500	507,733
Pioneer Natural Resources Co.	7.50%		1/15/2020	250	274,321
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(c)	6.75%		9/30/2019	1,500	1,607,660
Total					7,746,536

Forestry/Paper 0.12%
WestRock RKT Co.	4.45%		3/1/2019	250	255,621

Gas Distribution 4.72%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%		5/1/2024	1,000	1,086,250
Buckeye Partners LP	2.65%		11/15/2018	500	501,539
Buckeye Partners LP	6.05%		1/15/2018	500	500,617
Columbia Pipeline Group, Inc.	2.45%		6/1/2018	250	250,173
Enbridge Energy Partners LP	6.50%		4/15/2018	500	506,661
Enterprise Products Operating LLC	6.50%		1/31/2019	200	209,035
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	500	535,517
Kinder Morgan Energy Partners LP	6.85%		2/15/2020	500	541,837
Kinder Morgan, Inc.	7.25%		6/1/2018	250	255,292
MPLX LP	5.50%		2/15/2023	127	130,852
Northwest Pipeline LLC	6.05%		6/15/2018	500	508,870
Panhandle Eastern Pipe Line Co. LP	7.00%		6/15/2018	500	511,121
Sabine Pass Liquefaction LLC	5.625%		2/1/2021	1,015	1,088,765
Sempra Energy	6.15%		6/15/2018	1,000	1,018,684
Sempra Energy	9.80%		2/15/2019	300	324,977
Spectra Energy Partners LP	2.195% (3 Mo. LIBOR + .70%	)#	6/5/2020	1,000	1,007,842
Transcontinental Gas Pipe Line Co. LLC	6.05%		6/15/2018	344	349,587
Western Gas Partners LP	2.60%		8/15/2018	1,000	1,001,831
Total					10,329,450

See Notes to Financial Statements.	37

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Hotels 0.36%
Hyatt Hotels Corp.†	6.875%		8/15/2019	$500	$533,180
Wyndham Worldwide Corp.	2.50%		3/1/2018	250	250,084
Total					783,264

Insurance Brokerage 0.04%
Willis North America, Inc.	7.00%		9/29/2019	75	80,459

Integrated Energy 0.75%
Eni SpA (Italy)†(c)	4.15%		10/1/2020	610	631,859
Petroleos Mexicanos (Mexico)(c)	5.50%		2/4/2019	500	517,975
Sinopec Group Overseas Development 2013 Ltd.†	2.50%		10/17/2018	500	500,374
Total					1,650,208

Life Insurance 0.15%
Lincoln National Corp.	7.00%		3/15/2018	250	252,458
Lincoln National Corp.	8.75%		7/1/2019	77	84,094
Total					336,552

Machinery 0.46%
Caterpillar Financial Services Corp.	1.689% (3 Mo. LIBOR + .18%	)#	12/6/2018	1,000	1,000,353

Media: Content 0.20%
Activision Blizzard, Inc.†	6.125%		9/15/2023	423	448,503

Medical Products 0.76%
Fresenius Medical Care US Finance II, Inc.†	4.125%		10/15/2020	500	515,309
Zimmer Biomet Holdings, Inc.	2.00%		4/1/2018	500	500,212
Zimmer Biomet Holdings, Inc.	3.375%		11/30/2021	634	642,856
Total					1,658,377

Metals/Mining (Excluding Steel) 1.68%
FMG Resources (August 2006) Pty Ltd. (Australia)†(c)	9.75%		3/1/2022	1,000	1,109,000
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%		11/15/2021	1,000	1,067,963
Glencore Funding LLC†	2.125%		4/16/2018	1,000	999,838
Goldcorp, Inc. (Canada)(c)	2.125%		3/15/2018	500	500,283
Total					3,677,084

Non-Electric Utilities 0.12%
United Utilities plc (United Kingdom)(c)	4.55%		6/19/2018	250	252,391

Oil Field Equipment & Services 0.33%
Cameron International Corp.	6.375%		7/15/2018	704	720,531

38	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.12%
Packaging Corp. of America	6.50%		3/15/2018	$250	$252,074

Pharmaceuticals 1.37%
Allergan Funding SCS (Luxembourg)(c)	2.629% (3 Mo. LIBOR + 1.08%	)#	3/12/2018	1,000	1,001,489
Baxalta, Inc.	2.438% (3 Mo. LIBOR + .78%	)#	6/22/2018	1,000	1,002,168
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	1.40%		7/20/2018	1,000	993,473
Total					2,997,130

Property & Casualty 0.48%
CNA Financial Corp.	5.875%		8/15/2020	250	270,565
CNA Financial Corp.	6.95%		1/15/2018	250	250,393
Liberty Mutual Group, Inc.†	5.00%		6/1/2021	500	535,125
Total					1,056,083

Real Estate Investment Trusts 1.30%
DDR Corp.	7.50%		7/15/2018	500	513,711
Kilroy Realty LP	6.625%		6/1/2020	500	544,525
Kimco Realty Corp.	6.875%		10/1/2019	250	268,771
SL Green Realty Corp.	5.00%		8/15/2018	500	506,181
VEREIT Operating Partnership LP	4.125%		6/1/2021	500	519,397
Welltower, Inc.	2.25%		3/15/2018	500	500,218
Total					2,852,803

Software/Services 2.48%
Baidu, Inc. (China)(c)	2.75%		6/9/2019	500	500,879
Baidu, Inc. (China)(c)	3.25%		8/6/2018	850	854,178
CA, Inc.	2.875%		8/15/2018	1,000	1,005,021
eBay, Inc.	1.857% (3 Mo. LIBOR + .48%	)#	8/1/2019	500	501,451
Fidelity National Information Services, Inc.	2.85%		10/15/2018	500	503,129
Hewlett Packard Enterprise Co.	2.85%		10/5/2018	550	552,751
Hewlett Packard Enterprise Co.	3.273% (3 Mo. LIBOR + 1.93%	)#	10/5/2018	500	506,439
Tencent Holdings Ltd. (China)†(c)	3.375%		5/2/2019	1,000	1,012,136
Total					5,435,984

Specialty Retail 0.12%
Best Buy Co., Inc.	5.00%		8/1/2018	250	254,142

Support: Services 0.12%
Expedia, Inc.	7.456%		8/15/2018	250	257,872

See Notes to Financial Statements.	39

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Technology Hardware & Equipment 0.94%
Dell International LLC/EMC Corp.†	3.48%		6/1/2019	$1,000	$1,012,786
Dell International LLC/EMC Corp.†	4.42%		6/15/2021	1,000	1,042,733
Total					2,055,519

Telecommunications: Wireline Integrated & Services 1.52%
AT&T, Inc.	5.875%		10/1/2019	1,000	1,059,825
BellSouth LLC†	4.285%		4/26/2021	1,000	1,007,104
British Telecommunications plc (United Kingdom)(c)	5.95%		1/15/2018	500	500,673
Telefonica Emisiones SAU (Spain)(c)	3.192%		4/27/2018	500	501,816
Telenor ASA (Norway)(c)	1.75%		5/22/2018	250	249,844
Total					3,319,262

Tobacco 0.68%
BAT International Finance plc (United Kingdom)†(c)	2.099% (3 Mo. LIBOR + .51%	)#	6/15/2018	990	990,830
Imperial Brands Finance plc (United Kingdom)†(c)	2.05%		2/11/2018	500	499,948
Total					1,490,778

Transportation: Infrastructure/Services 0.11%
HPHT Finance 15 Ltd.†	2.25%		3/17/2018	250	249,851
Total Corporate Bonds (cost $82,703,890)					82,684,800

FLOATING RATE LOANS(d) 1.79%

Aerospace/Defense 0.03%
Harris Corp. Term Loan	3.07% (3 Mo. LIBOR + 1.50%	)	5/29/2018	67	66,708	(e)

Gaming 0.46%
Las Vegas Sands LLC 2017 Refinancing Term Loan	3.569% (3 Mo. LIBOR + 2.00%	)	3/29/2024	992	998,813

Health Facilities 0.01%
Laboratory Corp. of America Holdings Term Loan	2.819% (3 Mo. LIBOR + 1.25%	)	2/19/2020	25	25,206	(e)

Packaging 0.43%
Ball Corp. USD Term Loan A	3.319% (3 Mo. LIBOR + 1.75%	)	7/21/2021	938	939,844

Software/Services 0.23%
Everett SpinCo, Inc Tranche A2 Term Loan	–	(f)	12/16/2021	500	499,688	(e)

40	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail 0.40%
PVH Corp. Tranche A Term Loan	2.991% (1 Mo. LIBOR + 1.50%	)	5/19/2021		$881	$880,477

Telecommunications: Wireless 0.23%
American Tower Corporation Term Loan	2.82% (3 Mo. LIBOR + 1.25%	)	1/21/2023		500	496,875	(e)
Total Floating Rate Loans (cost $3,894,986)						3,907,611

FOREIGN GOVERNMENT OBLIGATIONS(g) 4.61%

Argentina 2.79%
City of Buenos Aires	26.661% (BADLAR + 3.25%	)#	3/29/2024	ARS	39,830	2,090,664
City of Buenos Aires	26.875% (BADLAR + 3.75%	)#	2/22/2028	ARS	41,000	2,193,313
Provincia de Mendoza	27.50% (BADLAR + 4.38%	)#	6/9/2021	ARS	33,750	1,820,621
Total						6,104,598

Egypt 0.72%
Egypt Treasury Bill	Zero Coupon		3/6/2018	EGP	28,650	1,566,256

Nigeria 1.10%
Nigeria Treasury Bill	Zero Coupon		5/31/2018	NGN	479,500	1,251,402	(a)
Nigeria Treasury Bill	0.01%		4/19/2018	NGN	432,000	1,153,644	(a)
Total						2,405,046
Total Foreign Government Obligations (cost $10,966,209)						10,075,900

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.41%
Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536%	#(b)	10/25/2030		$376	379,846
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.159%	#(b)	9/25/2044		500	503,659
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.03%	#(b)	11/25/2044		100	100,965
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.75%	#(b)	2/25/2045		100	100,617
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741%	#(b)	4/25/2045		261	264,899
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.812%	#(b)	6/25/2047		200	203,273
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562%	#(b)	8/25/2045		303	306,810
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.562%	#(b)	8/25/2045		200	200,539
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.362%	#(b)	5/25/2045		100	100,923
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165%	#(b)	4/25/2046		400	402,343
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.002%	#(b)	10/25/2047		415	416,398
Government National Mortgage Assoc. 2013-171 IO	0.944%	#(b)	6/16/2054		14,069	861,484
Government National Mortgage Assoc. 2013-193 IO	0.934%	#(b)	1/16/2055		1,322	82,004
Government National Mortgage Assoc. 2014-15 IO	0.772%	#(b)	8/16/2054		11,862	626,871
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049		71	68,649
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047		83	82,390

See Notes to Financial Statements.	41

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Assoc. 2014-78 IO	0.607%	#(b)	3/16/2056	$750	$34,387
Government National Mortgage Assoc. 2015-33 AS	2.90%	#(b)	5/16/2054	304	302,002
Government National Mortgage Assoc. 2015-41 AD	2.90%	#(b)	8/16/2055	196	196,474
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(b)	2/16/2053	1,255	1,247,442
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	992	982,988
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $8,180,586)					7,464,963

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.61%
Federal Home Loan Mortgage Corp.	3.346% (12 Mo. LIBOR + 1.66%	)#	2/1/2038	306	321,175
Federal Home Loan Mortgage Corp.	3.456% (12 Mo. LIBOR + 1.71%	)#	4/1/2037	275	288,838
Federal Home Loan Mortgage Corp.	3.499% (12 Mo. LIBOR + 1.78%	)#	5/1/2036	208	218,881
Federal Home Loan Mortgage Corp.	3.526% (12 Mo. LIBOR + 1.79%	)#	12/1/2036	355	374,436
Federal Home Loan Mortgage Corp.	3.592% (1 Yr Treasury Constant Maturity Rate + 2.51%	)#	12/1/2035	394	418,987
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	28	28,803
Federal National Mortgage Assoc.	3.112% (1 Yr Treasury Constant Maturity Rate + 2.20%	)#	1/1/2038	164	173,632
Federal National Mortgage Assoc.	3.132% (1 Yr Treasury Constant Maturity Rate + 2.23%	)#	3/1/2038	115	121,431
Federal National Mortgage Assoc.	3.214% (12 Mo. LIBOR + 1.46%	)#	12/1/2035	316	329,151
Federal National Mortgage Assoc.	3.22% (12 Mo. LIBOR + 1.52%	)#	2/1/2036	190	198,563
Federal National Mortgage Assoc.	3.34% (12 Mo. LIBOR + 1.62%	)#	1/1/2038	205	215,156
Federal National Mortgage Assoc.	3.356% (12 Mo. LIBOR + 1.58%	)#	11/1/2036	580	606,078
Federal National Mortgage Assoc.	3.397% (12 Mo. LIBOR + 1.66%	)#	9/1/2038	169	177,575
Federal National Mortgage Assoc.	3.445% (12 Mo. LIBOR + 1.69%	)#	8/1/2038	126	132,362
Federal National Mortgage Assoc.	3.468% (12 Mo. LIBOR + 1.76%	)#	11/1/2038	286	301,828
Federal National Mortgage Assoc.	3.532% (12 Mo. LIBOR + 1.82%	)#	12/1/2040	414	433,210
Federal National Mortgage Assoc.	3.544% (12 Mo. LIBOR + 1.80%	)#	10/1/2040	469	490,434

42	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.558% (12 Mo. LIBOR + 1.81%	)#	12/1/2040	$482	$504,902
Federal National Mortgage Assoc.	3.562% (12 Mo. LIBOR + 1.80%	)#	11/1/2040	1,474	1,539,139
Federal National Mortgage Assoc.	3.618% (12 Mo. LIBOR + 1.88%	)#	12/1/2038	107	113,754
Federal National Mortgage Assoc.	5.50%		2/1/2034	393	436,720
Federal National Mortgage Assoc.	5.50%		11/1/2034	418	464,319
Total Government Sponsored Enterprises Pass-Throughs (cost $7,902,298)					7,889,374

MUNICIPAL BOND 0.34%

Nursing Home
New Jersey Econ Dev Auth (cost $750,572)	2.421%		6/15/2018	750	750,187

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.43%
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	1,025	1,022,337	(a)
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717%	#(b)	6/15/2028	100	99,978
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717%	#(b)	6/15/2028	200	199,531
BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717%	#(b)	6/15/2028	340	339,754
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.907% (1 Mo. LIBOR + 1.43%	)#	11/15/2033	88	88,534
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	113	116,485
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	251	243,359
BBCMS Trust 2015-VFM X IO†	0.462%	#(b)	3/12/2036	51,764	1,191,347
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	70	73,521
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	619	623,711
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	619	627,445
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.754%	#(b)	12/15/2047	133	144,768
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.207%	#(b)	11/10/2049	2,061	162,655
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	324,930
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	244,455
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.239%	#(b)	5/10/2047	4,289	256,823
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.231%	#(b)	7/10/2047	3,784	56,745
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.446%	#(b)	6/10/2048	3,989	101,947

See Notes to Financial Statements.	43

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	$507	$497,736
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	283	276,130
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	100	97,289
Citigroup Commercial Mortgage Trust 2016-SMPL XCP IO†	1.977%	#(b)	9/10/2031	47,247	619,224
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.99%	#(b)	7/10/2046	100	106,192
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	383	387,315
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	270	262,406
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	391	382,142
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.224%	#(b)	8/10/2047	1,658	83,278
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	3.41% (1 Mo. LIBOR + 1.95%	)#	7/13/2031	468	472,746
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.039%	#(b)	10/10/2047	58,568	283,047
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.033%	#(b)	9/10/2047	3,634	149,762
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685%	#(b)	5/10/2048	1,000	1,004,129
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.732% (1 Mo. LIBOR + 2.30%	)#	10/15/2034	734	736,772
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173%	#(b)	10/15/2034	6,243	107,600	(a)
Commercial Mortgage Trust 2006-GG7 AM	5.767%	#(b)	7/10/2038	403	405,714
Core Industrial Trust 2015-WEST XA IO†	0.935%	#(b)	2/10/2037	2,882	169,182
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	3	3,305
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	333	342,605
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552%	#(b)	9/15/2037	20,000	699,900
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.797% (1 Mo. LIBOR + 1.32%	)#	4/15/2029	365	365,285
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	3.327% (1 Mo. LIBOR + 1.85%	)#	4/15/2029	478	478,549

44	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.977% (1 Mo. LIBOR + 2.50%	)#	11/15/2033	$419	$421,677
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.977% (1 Mo. LIBOR + 3.50%	)#	11/15/2033	476	480,552
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	1,200	1,203,703
DBUBS Mortgage Trust 2011-LC2A B†	4.998%	#(b)	7/10/2044	100	106,056
DBUBS Mortgage Trust 2011-LC2A D†	5.542%	#(b)	7/10/2044	300	313,038
DBUBS Mortgage Trust 2011-LC3A A3	4.638%		8/10/2044	19	18,994
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	308	307,179
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%	#(b)	6/10/2034	805	15,465
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%	#(b)	12/15/2034	320	322,290
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	300	307,923
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	234	235,275
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	408	411,064
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	761	760,515
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%		1/10/2031	130	133,323
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	95	100,045
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	678	657,871
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	155	153,145	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	270	268,619	(a)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	367	366,207	(a)
H/2 Asset Funding 2015-1A-AFL	2.174%		6/24/2049	390	390,681	(a)
H/2 Asset Funding 2015-1A-AFX	3.353%		6/24/2049	195	192,146	(a)
H/2 Asset Funding 2015-1A-BFX	3.993%		6/24/2049	369	355,519	(a)
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%	#(b)	8/5/2034	837	795,353
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	116	113,882
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	288	298,517
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%	#(b)	11/15/2043	250	261,084
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	711	733,586
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	198	200,240
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.139%	#(b)	4/15/2047	1,867	50,274
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.267%	#(b)	4/15/2047	1,000	19,908

See Notes to Financial Statements.	45

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	$1,359	$1,355,412
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805%	#(b)	6/10/2027	866	855,867
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376%	#(b)	6/10/2027	1,487	8,721
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034%	#(b)	6/10/2027	661	681
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	3.677% (1 Mo. LIBOR + 2.20%	)#	12/15/2030	250	250,738
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.577% (1 Mo. LIBOR + 3.10%	)#	12/15/2030	500	504,582
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	3.577% (1 Mo. LIBOR + 2.10%	)#	7/15/2031	250	248,536
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	34	34,242
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.927%	#(b)	5/15/2048	2,925	101,968
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO†	0.136%	#(b)	9/5/2032	46,250	165,113
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	309	309,591
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	141	141,649
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	178	179,169
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211%	#(b)	10/5/2031	1,543	60,177	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657%	#(b)	10/5/2031	1,000	21,944	(a)
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	4.327% (1 Mo. LIBOR + 2.85%	)#	10/15/2033	41	41,285
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	5.227% (1 Mo. LIBOR + 3.75%	)#	10/15/2033	292	295,005
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT XCP IO†	1.198%	#(b)	10/15/2018	53,571	533,299
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857%	#(b)	11/14/2027	156	156,075
LMREC, Inc. 2015-CRE1 A†	3.285% (1 Mo. LIBOR + 1.75%	)#	2/22/2032	755	762,229
LMREC, Inc. 2015-CRE1 B†	5.035% (1 Mo. LIBOR + 3.50%	)#	2/22/2032	100	101,064
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	1.00%	#(b)	1/20/2041	741	6,570
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729%	#(b)	4/20/2048	228	227,608

46	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	$40		$40,197
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.732%	#(b)	7/15/2050	9,767		327,792
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.456%	#(b)	11/15/2049	3,609		324,696
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250		245,757
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500		493,070
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316%	#(b)	9/13/2031	124,205		369,510
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	516		507,611
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	100		99,359
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089%	#(b)	7/13/2029	100,000		403,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100		102,451
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.664%	#(b)	8/15/2049	1,100		106,714
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.995%	#(b)	8/15/2049	1,538		109,531
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	166		162,631
MSCG Trust 2016-SNR A†	3.348%	#(b)	11/15/2034	687		683,587
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	332		332,971
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	213		216,623
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	1,526		1,530,340
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	316		319,431
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.598%	#(b)	11/15/2043	250		262,403
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.736%	#(b)	6/15/2048	2,440		95,720
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018%	#(b)	6/15/2048	40,645		132,222
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.475%	#(b)	4/15/2050	24,333		760,718
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.784%	#(b)	9/15/2048	2,560		110,067
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012%	#(b)	10/15/2049	4,661		350,319
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	15		15,052
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	–	(h)	69
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.129%	#(b)	5/15/2047	3,752		173,114

See Notes to Financial Statements.	47

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.571%	#(b)	5/15/2047	$765	$26,541
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.605%	#(b)	8/15/2047	15,000	577,431
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.911%	#(b)	9/15/2057	12,624	544,094
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.452%	#(b)	9/15/2057	14,000	363,542
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.661%	#(b)	10/15/2057	7,725	247,085
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307%	#(b)	10/15/2057	5,000	83,144
Total Non-Agency Commercial Mortgage-Backed Securities (cost $40,710,006)					40,321,081
Total Long-Term Investments (cost $189,922,127)					187,955,286

SHORT-TERM INVESTMENTS 7.08%

COMMERCIAL PAPER 5.48%

Beverages 0.46%
Molson Coors Brewing Co.	1.678%		1/8/2018	1,000	999,725

Chemicals 0.45%
Potash Corp. of Saskatchewan, Inc.	1.646%		1/26/2018	1,000	998,920

Electric: Integrated 0.46%
Dominion Resources, Inc.	1.535%		1/4/2018	1,000	999,916

Gas Distribution 1.83%
Enable Midstream	2.49%		1/16/2018	1,000	999,047
Enbridge Energy Partners LP	2.235%		1/16/2018	1,000	999,145
Energy Transfer Partners LP	2.336%		1/11/2018	1,000	999,425
ONEOK, Inc.	2.233%		1/8/2018	1,000	999,633
Total					3,997,250

Medical Products 0.46%
Boston Scientific Corp.	1.777%		1/3/2018	1,000	999,952

Non-Electric Utilities 0.45%
NiSource, Inc.	2.183%		1/16/2018	1,000	999,164

Rail 0.46%
Kansas City Southern	1.81%		1/8/2018	1,000	999,703

48	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.46%
Carnival Corp.	2.10%	1/4/2018	$1,000	$999,885

Support: Services 0.45%
EQUIFAX, Inc.	2.235%	1/29/2018	1,000	998,350
Total Commercial Paper (cost $11,992,201)				11,992,865

CORPORATE BONDS 1.60%

Cable & Satellite Television 0.47%
Time Warner Cable LLC	6.75%	7/1/2018	1,000	1,022,258

Consumer/Commercial/Lease Financing 0.10%
Air Lease Corp.	2.125%	1/15/2018	230	229,987

Gas Distribution 0.57%
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	1,000	1,004,680
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	250	250,441
Total				1,255,121

Tobacco 0.46%
Imperial Brands Finance plc (United Kingdom)†(c)	2.05%	7/20/2018	1,000	999,230
Total Corporate Bonds (cost $3,510,247)				3,506,596
Total Short-Term Investments (cost $15,502,448)				15,499,461
Total Investments in Securities 93.00% (cost $205,424,575)				203,454,747
Cash, Foreign Cash and Other Assets in Excess of Liabilities(i) 7.00%				15,317,383
Net Assets 100.00%				$218,772,130

BADLAR	Banco de la Republica Argentina
IO	Interest Only
LIBOR	London Interbank Offered Rate
ARS	Argentine Peso
EGP	Egyptian pound
NGN	Nigerian naira

See Notes to Financial Statements.	49

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2017.
(a)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(c)	Foreign security traded in U.S. dollars.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at December 31, 2017.
(e)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(f)	Interest rate to be determined.
(g)	Investment in non-U.S. dollar denominated securities.
(h)	Amount is less than $1,000.
(i)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Chilean peso	Buy	BNP Paribas S.A.	2/14/2018	3,410,000,000	$5,400,206	$5,540,388	$140,182
Chilean peso	Buy	State Street Bank and Trust	3/12/2018	4,578,513,000	7,063,426	7,436,439	373,013
Chinese yuan renminbi	Buy	Bank of America	2/14/2018	21,800,000	3,254,844	3,338,092	83,248
Chinese yuan renminbi	Buy	Bank of America	3/12/2018	21,298,000	3,192,917	3,254,686	61,769
Chinese yuan renminbi	Buy	Barclays Bank plc	1/12/2018	32,500,000	4,877,683	4,989,961	112,278
Chinese yuan renminbi	Buy	J.P. Morgan	1/12/2018	15,900,000	2,384,595	2,441,242	56,647
Colombian peso	Buy	BNP Paribas S.A.	3/12/2018	16,531,687,000	5,482,263	5,506,646	24,383
Colombian peso	Buy	Citibank	1/12/2018	587,000,000	192,254	196,523	4,269
Colombian peso	Buy	State Street Bank and Trust	2/14/2018	11,000,000,000	3,642,987	3,671,789	28,802
Czech koruna	Buy	Barclays Bank plc	2/14/2018	94,535,000	4,381,700	4,449,128	67,428
Czech koruna	Buy	BNP Paribas S.A.	1/12/2018	2,000,000	91,180	93,973	2,793
Czech koruna	Buy	Citibank	1/12/2018	84,000,000	3,872,604	3,946,879	74,275
Czech koruna	Buy	Standard Chartered Bank	3/12/2018	42,846,000	1,997,910	2,018,789	20,879
Hungarian forint	Buy	Bank of America	2/14/2018	310,000,000	1,161,431	1,199,545	38,114
Hungarian forint	Buy	Citibank	1/12/2018	468,400,000	1,766,868	1,809,598	42,730
Hungarian forint	Buy	Goldman Sachs	1/12/2018	150,000,000	577,236	579,504	2,268
Hungarian forint	Buy	Goldman Sachs	2/14/2018	905,000,000	3,427,791	3,501,897	74,106
Indian rupee	Buy	Bank of America	2/14/2018	167,000,000	2,530,495	2,607,367	76,872
Indian rupee	Buy	Barclays Bank plc	3/12/2018	861,526,000	13,233,683	13,412,456	178,773
Indonesian rupiah	Buy	J.P. Morgan	1/12/2018	71,200,000,000	5,211,154	5,261,004	49,850

50	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Open Forward Foreign Currency Exchange Contracts at December 31, 2017 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indonesian rupiah	Buy	J.P. Morgan	1/12/2018	1,300,000,000	$94,946	$96,058	$1,112
Indonesian rupiah	Buy	Standard Chartered Bank	3/12/2018	79,739,489,000	5,847,976	5,868,302	20,326
Israeli new shekel	Buy	Barclays Bank plc	1/12/2018	10,130,000	2,908,928	2,912,191	3,263
Israeli new shekel	Buy	Goldman Sachs	1/12/2018	15,310,000	4,364,094	4,401,347	37,253
Israeli new shekel	Buy	UBS AG	1/12/2018	1,844,000	525,087	530,116	5,029
Malaysian ringgit	Buy	Barclays Bank plc	1/12/2018	36,000,000	8,474,576	8,859,358	384,782
Malaysian ringgit	Buy	Barclays Bank plc	1/12/2018	310,000	73,460	76,289	2,829
Malaysian ringgit	Buy	State Street Bank and Trust	2/14/2018	11,800,000	2,819,594	2,899,848	80,254
Peruvian Nuevo sol	Buy	BNP Paribas S.A.	1/12/2018	11,440,000	3,490,359	3,526,661	36,302
Peruvian Nuevo sol	Buy	Citibank	1/12/2018	311,000	95,340	95,873	533
Peruvian Nuevo sol	Buy	Citibank	2/14/2018	3,850,000	1,180,294	1,185,182	4,888
Peruvian Nuevo sol	Buy	Goldman Sachs	2/14/2018	13,600,000	4,176,407	4,186,617	10,210
Philippine peso	Buy	Goldman Sachs	3/12/2018	182,865,000	3,577,241	3,655,157	77,916
Philippine peso	Buy	J.P. Morgan	1/12/2018	379,000,000	7,297,584	7,590,393	292,809
Polish zloty	Buy	Barclays Bank plc	3/12/2018	6,633,000	1,859,069	1,905,816	46,747
Polish zloty	Buy	Barclays Bank plc	2/14/2018	15,830,000	4,405,064	4,547,803	142,739
Polish zloty	Buy	State Street Bank and Trust	1/12/2018	5,000,000	1,385,595	1,436,397	50,802
Polish zloty	Buy	State Street Bank and Trust	1/12/2018	440,000	121,222	126,403	5,181
Polish zloty	Buy	State Street Bank and Trust	2/14/2018	20,860,000	5,782,176	5,992,872	210,696
Romanian new leu	Buy	BNP Paribas S.A.	1/12/2018	470,000	119,273	120,881	1,608
Romanian new leu	Buy	Deutsche Bank AG	2/14/2018	6,660,000	1,685,109	1,711,346	26,237
Romanian new leu	Buy	Goldman Sachs	1/12/2018	380,000	97,439	97,734	295
Russian ruble	Buy	Barclays Bank plc	1/12/2018	5,574,000	95,122	96,668	1,546
Russian ruble	Buy	Barclays Bank plc	2/14/2018	190,000,000	3,148,161	3,273,480	125,319
Russian ruble	Buy	Morgan Stanley	1/12/2018	299,000,000	5,088,903	5,185,463	96,560
Russian ruble	Buy	Morgan Stanley	3/12/2018	322,609,000	5,385,191	5,538,426	153,235
Singapore dollar	Buy	Standard Chartered Bank	2/14/2018	8,020,000	5,928,103	6,000,272	72,169
South African rand	Buy	BNP Paribas S.A.	2/14/2018	37,400,000	2,559,889	3,003,769	443,880
South African rand	Buy	Goldman Sachs	1/12/2018	17,000,000	1,238,557	1,372,104	133,547
South African rand	Buy	Goldman Sachs	3/12/2018	52,281,000	3,774,593	4,183,041	408,448
South Korean won	Buy	Barclays Bank plc	3/12/2018	3,353,000,000	3,141,602	3,144,254	2,652
South Korean won	Buy	J.P. Morgan	3/12/2018	1,791,729,000	1,648,203	1,680,182	31,979
Taiwan dollar	Buy	Bank of America	1/12/2018	24,600,000	811,546	830,952	19,406

See Notes to Financial Statements.	51

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Open Forward Foreign Currency Exchange Contracts at December 31, 2017 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Thai baht	Buy	Bank of America	1/12/2018	57,210,000	$1,729,548	$1,755,896	$26,348
Thai baht	Buy	J.P. Morgan	1/12/2018	141,410,000	4,278,333	4,340,173	61,840
Turkish lira	Buy	Bank of America	3/12/2018	18,467,000	4,684,916	4,772,947	88,031
Turkish lira	Buy	Citibank	1/12/2018	470,000	121,095	123,620	2,525
Turkish lira	Buy	Goldman Sachs	2/14/2018	10,500,000	2,623,911	2,734,761	110,850
Brazilian real	Sell	State Street Bank and Trust	1/12/2018	574,000	174,230	172,868	1,362
Chilean peso	Sell	Standard Chartered Bank	2/14/2018	380,300,000	618,374	617,891	483
Colombian peso	Sell	State Street Bank and Trust	1/12/2018	541,500,000	181,772	181,290	482
Czech koruna	Sell	Goldman Sachs	2/14/2018	4,023,000	189,578	189,336	242
Japanese yen	Sell	Barclays Bank plc	2/14/2018	245,300,000	2,199,296	2,181,309	17,987
Mexican peso	Sell	State Street Bank and Trust	1/12/2018	1,663,000	86,590	84,435	2,155
Peruvian Nuevo sol	Sell	State Street Bank and Trust	1/12/2018	284,000	87,627	87,550	77
Polish zloty	Sell	Goldman Sachs	1/12/2018	1,013,000	291,584	291,014	570
Russian ruble	Sell	State Street Bank and Trust	2/14/2018	89,670,000	1,549,775	1,544,910	4,865
Taiwan dollar	Sell	Morgan Stanley	1/12/2018	20,456,000	691,158	690,973	185
Thai baht	Sell	State Street Bank and Trust	1/12/2018	2,145,000	65,838	65,835	3
Thai baht	Sell	State Street Bank and Trust	1/12/2018	2,112,000	65,018	64,822	196
Thai baht	Sell	UBS AG	1/12/2018	37,540,000	1,152,234	1,152,182	52
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$4,761,484

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	BNP Paribas S.A.	1/19/2018	101,500,000	$5,528,322	$5,403,247	$(125,075)
Argentine peso	Buy	BNP Paribas S.A.	3/12/2018	14,114,000	732,434	730,728	(1,706)
Argentine peso	Buy	J.P. Morgan	2/14/2018	50,000,000	2,685,140	2,624,918	(60,222)
Argentine peso	Buy	UBS AG	3/12/2018	28,017,000	1,532,240	1,450,531	(81,709)
Brazilian real	Buy	Barclays Bank plc	1/12/2018	9,400,000	2,961,805	2,830,945	(130,860)
Brazilian real	Buy	BNP Paribas S.A.	1/12/2018	865,000	261,772	260,507	(1,265)
Brazilian real	Buy	Morgan Stanley	1/12/2018	384,000	120,384	115,647	(4,737)
Brazilian real	Buy	Morgan Stanley	1/12/2018	400,000	121,851	120,466	(1,385)

52	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Open Forward Foreign Currency Exchange Contracts at December 31, 2017 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	State Street Bank and Trust	3/12/2018	40,778,000	$12,484,845	$12,202,148	$(282,697)
Chinese yuan renminbi	Buy	Standard Chartered Bank	3/12/2018	12,443,000	1,903,065	1,901,496	$(1,569)
Colombian peso	Buy	Barclays Bank plc	1/12/2018	9,100,000,000	3,061,757	3,046,604	(15,153)
Colombian peso	Buy	BNP Paribas S.A.	1/12/2018	214,300,000	72,231	71,746	(485)
euro	Buy	State Street Bank and Trust	3/12/2018	103,000	124,320	124,080	(240)
Israeli new shekel	Buy	Bank of America	4/12/2018	912,000	264,112	263,213	(899)
Mexican peso	Buy	Bank of America	3/12/2018	39,700,000	1,994,772	1,994,524	(248)
Mexican peso	Buy	Barclays Bank plc	3/12/2018	51,840,000	2,692,847	2,604,436	(88,411)
Mexican peso	Buy	J.P. Morgan	1/12/2018	127,800,000	6,727,761	6,488,780	(238,981)
Mexican peso	Buy	Standard Chartered Bank	1/12/2018	1,846,000	94,638	93,727	(911)
Peruvian Nuevo sol	Buy	J.P. Morgan	3/12/2018	14,008,000	4,314,402	4,307,846	(6,556)
Romanian new leu	Buy	Citibank	1/12/2018	12,000,000	3,098,533	3,086,325	(12,208)
Singapore dollar	Buy	Standard Chartered Bank	2/14/2018	4,409,000	3,302,112	3,298,653	(3,459)
South African rand	Buy	Deutsche Bank AG	3/12/2018	7,469,000	597,990	597,601	(389)
Turkish lira	Buy	Barclays Bank plc	1/12/2018	18,230,000	4,844,005	4,794,895	(49,110)
Turkish lira	Buy	Citibank	1/12/2018	4,600,000	1,238,482	1,209,902	(28,580)
Turkish lira	Buy	Morgan Stanley	3/12/2018	2,394,000	619,437	618,749	(688)
Brazilian real	Sell	State Street Bank and Trust	1/12/2018	3,269,000	983,898	984,506	(608)
Chilean peso	Sell	BNP Paribas S.A.	2/14/2018	125,384,000	196,960	203,717	(6,757)
Chinese yuan renminbi	Sell	Standard Chartered Bank	1/12/2018	1,147,000	173,378	176,107	(2,729)
Colombian peso	Sell	Goldman Sachs	1/12/2018	390,861,000	129,759	130,857	(1,098)
Czech koruna	Sell	J.P. Morgan	1/12/2018	1,878,000	86,599	88,241	(1,642)
euro	Sell	J.P. Morgan	3/12/2018	7,377,000	8,751,705	8,886,757	(135,052)
Hungarian forint	Sell	J.P. Morgan	1/12/2018	23,070,000	86,529	89,128	(2,599)
Indian rupee	Sell	State Street Bank and Trust	3/12/2018	14,013,000	216,839	218,158	(1,319)
Indonesian rupiah	Sell	J.P. Morgan	3/12/2018	10,703,000,000	787,449	787,670	(221)
Indonesian rupiah	Sell	Morgan Stanley	1/12/2018	1,474,017,000	108,369	108,916	(547)
Israeli new shekel	Sell	Bank of America	1/12/2018	305,000	86,895	87,682	(787)
Japanese yen	Sell	State Street Bank and Trust	2/14/2018	246,000,000	2,179,942	2,187,534	(7,592)
Malaysian ringgit	Sell	Barclays Bank plc	1/12/2018	268,000	65,838	65,953	(115)
Malaysian ringgit	Sell	Barclays Bank plc	1/12/2018	10,000,000	2,460,690	2,460,933	(243)

See Notes to Financial Statements.	53

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Open Forward Foreign Currency Exchange Contracts at December 31, 2017 (continued):

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Malaysian ringgit	Sell	State Street Bank and Trust	1/12/2018	6,640,000	$1,597,882	$1,634,059	$(36,177)
Malaysian ringgit	Sell	State Street Bank and Trust	1/12/2018	269,000	65,786	66,199	(413)
Malaysian ringgit	Sell	State Street Bank and Trust	1/12/2018	355,000	87,202	87,363	(161)
Philippine peso	Sell	Barclays Bank plc	1/12/2018	52,450,000	1,050,344	1,050,438	(94)
Philippine peso	Sell	BNP Paribas S.A.	1/12/2018	110,655,000	2,168,770	2,216,134	(47,364)
Philippine peso	Sell	J.P. Morgan	1/12/2018	154,000,000	2,987,449	3,084,223	(96,774)
Philippine peso	Sell	State Street Bank and Trust	1/12/2018	4,366,000	87,061	87,439	(378)
Polish zloty	Sell	Barclays Bank plc	1/12/2018	310,000	86,750	89,057	(2,307)
Polish zloty	Sell	State Street Bank and Trust	1/12/2018	308,000	87,052	88,482	(1,430)
Romanian new leu	Sell	Bank of America	1/12/2018	257,000	65,846	66,099	(253)
Romanian new leu	Sell	Bank of America	1/12/2018	254,000	65,284	65,327	(43)
Romanian new leu	Sell	J.P. Morgan	1/12/2018	861,000	220,835	221,444	(609)
Russian ruble	Sell	Barclays Bank plc	1/12/2018	8,935,000	151,447	154,957	(3,510)
Singapore dollar	Sell	State Street Bank and Trust	2/14/2018	146,000	108,329	109,232	(903)
Taiwan dollar	Sell	J.P. Morgan	1/12/2018	2,170,000	72,076	73,299	(1,223)
Taiwan dollar	Sell	J.P. Morgan	3/12/2018	74,027,000	2,514,077	2,514,754	(677)
Taiwan dollar	Sell	State Street Bank and Trust	1/12/2018	1,974,000	65,970	66,679	(709)
Turkish lira	Sell	State Street Bank and Trust	1/12/2018	421,000	108,148	110,732	(2,584)
Turkish lira	Sell	State Street Bank and Trust	1/12/2018	251,000	65,141	66,019	(878)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,495,339)

Open Futures Contracts at December 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	March 2018	25	Short	$(2,912,066)	$(2,904,101)	$7,965
U.S. 2-Year Treasury Note	March 2018	210	Short	(45,061,052)	(44,962,969)	98,083
Unrealized Appreciation on Futures Contracts						$106,048

54	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Centrally Cleared Interest Rate Swap Contracts at December 31, 2017:

Central Clearing Party*	Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Credit Suisse	1.524%	3-Month LIBOR Index	1/13/2021	$38,000,000	$38,716,175	$716,175

* Central Clearinghouse: Chicago Mercantile Exchange (CME)

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities
Other	$–	$13,361,100	$2,008,544	$15,369,644
Remaining Industries	–	19,491,726	–	19,491,726
Corporate Bonds	–	86,191,396	–	86,191,396
Floating Rate Loans
Aerospace/Defense	–	–	66,708	66,708
Gaming	–	998,813	–	998,813
Health Facilities	–	–	25,206	25,206
Packaging	–	939,844	–	939,844
Software/Services	–	–	499,688	499,688
Specialty Retail	–	880,477	–	880,477
Telecommunications: Wireless	–	–	496,875	496,875
Foreign Government Obligations
Nigeria	–	–	2,405,046	2,405,046
Remaining Countries	–	7,670,854	–	7,670,854
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	7,464,963	–	7,464,963
Government Sponsored Enterprises Pass-Throughs	–	7,889,374	–	7,889,374
Municipal Bond	–	750,187	–	750,187
Non-Agency Commercial Mortgage-Backed Securities	–	37,382,706	2,938,375	40,321,081
Commercial Paper	–	11,992,865	–	11,992,865
Total	$–	$195,014,305	$8,440,442	$203,454,747

See Notes to Financial Statements.	55

Schedule of Investments (concluded)

EMERGING MARKETS CURRENCY FUND December 31, 2017

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts
Assets	$–	$4,761,484	$–	$4,761,484
Liabilities	–	(1,495,339)	–	(1,495,339)
Futures Contracts
Assets	106,048	–	–	106,048
Liabilities	–	–	–	–
Centrally Cleared Interest Rate Swap Contracts
Assets	–	716,175	–	716,175
Liabilities	–	–	–	–
Total	$106,048	$3,982,320	$–	$4,088,368

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investment along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Foreign Government Obligations	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2017	$4,482,668	$4,578,505	$–	$7,268,149
Accrued Discounts (Premiums)	–	2,352	96,818	(147,728)
Realized Gain (Loss)	–	1,102	–	17,470
Change in Unrealized Appreciation (Depreciation)	10,246	(3,003)	33,016	76,518
Purchases	–	988,811	2,275,212	1,024,901
Sales	–	(3,492,096)	–	(3,402,493)
Net Transfers into Level 3	–	–	–	–
Net Transfers out of Level 3	(2,484,370)	(987,194)	–	$(1,898,442)
Balance as of December 31, 2017	$2,008,544	$1,088,477	$2,405,046	$2,938,375
Net change in unrealized appreciation/depreciation for period ended December 31, 2017 related to Level 3 investments held at December 31, 2017	$10,247	$5,083	$33,016	$4,084

56	See Notes to Financial Statements.

Schedule of Investments

EMERGING MARKETS LOCAL BOND FUND December 31, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
FOREIGN CORPORATE BONDS(a) 10.41%

Colombia 0.89%

Electric: Power
Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	$97,871

Indonesia 1.35%

Business Services
Jasa Marga Persero Tbk PT†	7.50%	12/11/2020	IDR	2,000,000	148,795

Mexico 3.91%

Electric: Power 0.87%
Comision Federal de Electricidad	7.96%	11/20/2020	MXN	1,900	95,601

Media 0.58%
Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	64,710

Oil 1.21%
Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	133,726

Telecommunications 1.25%
America Movil SAB de CV	6.00%	6/9/2019	MXN	2,780	137,669
Total					431,706

Netherlands 0.88%

Telecommunications
VEON Holdings BV†	9.00%	2/13/2018	RUB	5,600	97,265

Peru 0.73%

Banks: Regional
Banco de Credito del Peru†	4.85%	10/30/2020	PEN	260	80,127

South Africa 1.92%

Electric: Power 1.26%
Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	57,870
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	81,148
Total					139,018

Transportation: Miscellaneous 0.66%
Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	73,103
Total					212,121

See Notes to Financial Statements.	57

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2017

				Principal
	Interest		Maturity	Amount		Fair
Investments	Rate		Date	(000)		Value
Turkey 0.73%

Banks: Regional
Akbank Turk AS†	7.50%		2/5/2018	TRY	305	$79,982
Total Foreign Corporate Bonds (cost $1,439,546)						1,147,867

FOREIGN GOVERNMENT OBLIGATIONS(a) 85.20%

Argentina 4.07%
City of Buenos Aires	26.661% (BADLAR + 3.25%	)#	3/29/2024	ARS	2,000	104,979
City of Buenos Aires	26.875% (BADLAR + 3.75%	)#	2/22/2028	ARS	1,925	102,979
Provincia de Mendoza	27.50% (BADLAR + 4.38%	)#	6/9/2021	ARS	2,380	128,388
Republic of Argentina GDP Linked Note	Zero Coupon		12/15/2035	ARS	8,500	50,658
Republic of Argentina GDP Linked Note	5.83%		12/31/2033	ARS	150	61,838
Total						448,842

Brazil 12.58%
Brazil Letras do Tesouro Nacional	Zero Coupon		4/1/2018	BRL	750	222,557
Brazil Letras do Tesouro Nacional	Zero Coupon		1/1/2019	BRL	900	254,073
Brazil Notas do Tesouro Nacional Series F	10.00%		1/1/2021	BRL	500	155,348
Brazil Notas do Tesouro Nacional Series F	10.00%		1/1/2023	BRL	940	287,100
Brazil Notas do Tesouro Nacional Series F	10.00%		1/1/2025	BRL	1,210	364,760
Brazil Notas do Tesouro Nacional Series F	10.00%		1/1/2027	BRL	350	104,203
Total						1,388,041

Chile 3.52%
Bonos Tesoreria Pesos	4.50%		3/1/2026	CLP	115,000	187,254
Bonos Tesoreria Pesos	5.00%		3/1/2035	CLP	95,000	154,388
Bonos Tesoreria Pesos	6.00%		1/1/2043	CLP	25,000	46,531
Total						388,173

Colombia 3.98%
Colombian TES Series B	6.00%		4/28/2028	COP	960,000	309,367
Colombian TES Series B	10.00%		7/24/2024	COP	320,000	129,544
Total						438,911

Egypt 1.41%
Egypt Treasury Bill	Zero Coupon		3/6/2018	EGP	1,850	101,137
Egypt Treasury Bill	Zero Coupon		3/13/2018	EGP	1,000	54,480
Total						155,617

58	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Hungary 3.12%
Hungary Government Bond	5.50%	6/24/2025	HUF	38,500	$188,064
Hungary Government Bond	7.00%	6/24/2022	HUF	32,000	156,029
Total					344,093

India 3.62%
Export-Import Bank of India	8.15%	3/5/2025	INR	15,000	237,389
India Government Bond	8.27%	6/9/2020	INR	10,000	161,686
Total					399,075

Indonesia 9.08%
Indonesia Treasury Bond	8.375%	3/15/2024	IDR	3,430,000	281,583
Indonesia Treasury Bond	8.375%	3/15/2034	IDR	5,460,000	449,718
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	3,009,000	270,073
Total					1,001,374

Malaysia 4.39%
Malaysia Government Bond	3.844%	4/15/2033	MYR	1,295	299,821
Malaysia Government Bond	4.059%	9/30/2024	MYR	740	184,660
Total					484,481

Mexico 3.66%
Mexican Bonos	7.50%	6/3/2027	MXN	3,800	191,182
Mexican Bonos	7.75%	5/29/2031	MXN	800	40,750
Mexican Bonos	7.75%	11/13/2042	MXN	3,400	172,053
Total					403,985

Nigeria 0.92%
Nigeria Treasury Bill	0.01%	4/19/2018	NGN	18,000	48,068	(b)
Nigeria Treasury Bill	0.01%	5/31/2018	NGN	20,500	53,501	(b)
Total					101,569

Peru 2.65%
Peru Government Bond	6.85%	2/12/2042	PEN	132	44,345
Peru Government Bond	6.95%	8/12/2031	PEN	410	144,558
Republic of Peru	6.85%	2/12/2042	PEN	150	50,392
Republic of Peru†	6.95%	8/12/2031	PEN	150	52,887
Total					292,182

Poland 4.56%
Poland Government Bond	3.25%	7/25/2025	PLN	670	194,237
Poland Government Bond	5.75%	9/23/2022	PLN	943	309,507
Total					503,744

See Notes to Financial Statements.	59

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2017

			Principal
	Interest	Maturity	Amount		Fair
Investments	Rate	Date	(000)		Value
Romania 0.68%
Romania Government Bond	5.95%	6/11/2021	RON	270	$74,866

Russia 8.96%
Russian Federal Bond—OFZ	6.70%	5/15/2019	RUB	5,700	98,986
Russian Federal Bond—OFZ	7.40%	12/7/2022	RUB	6,000	105,808
Russian Federal Bond—OFZ	7.60%	4/14/2021	RUB	16,810	304,585
Russian Federal Bond—OFZ	7.70%	3/23/2033	RUB	9,300	162,276
Russian Federal Bond—OFZ	7.75%	9/16/2026	RUB	17,750	316,682
Total					988,337

South Africa 8.15%
Republic of South Africa	6.25%	3/31/2036	ZAR	6,153	358,702
Republic of South Africa	7.00%	2/28/2031	ZAR	3,560	240,100
Republic of South Africa	10.50%	12/21/2026	ZAR	3,325	300,426
Total					899,228

Thailand 3.81%
Thailand Government Bond	1.875%	6/17/2022	THB	3,600	111,015
Thailand Government Bond	3.58%	12/17/2027	THB	2,270	76,021
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	127,686
Thailand Government Bond	4.875%	6/22/2029	THB	2,800	105,589
Total					420,311

Turkey 5.46%
Turkey Government Bond	7.10%	3/8/2023	TRY	1,835	399,338
Turkey Government Bond	8.80%	11/14/2018	TRY	800	203,667
Total					603,005

Uruguay 0.58%
Republic of Uruguay†	8.50%	3/15/2028	UYU	348	12,154
Republic of Uruguay	9.875%	6/20/2022	UYU	1,400	51,647
Total					63,801
Total Foreign Government Obligations (cost $9,523,058)					9,399,635
Total Investments in Securities 95.61% (cost $10,962,604)					10,547,502
Cash, Foreign Cash and Other Assets in Excess of Liabilities(c) 4.39%					484,802
Net Assets 100.00%					$11,032,304

60	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2017

ARS	Argentine Peso
BRL	Brazilian real
CLP	Chilean peso
COP	Colombian peso
EGP	Egyptian pound
HUF	Hungarian forint
IDR	Indonesian rupiah
INR	Indian rupee
MXN	Mexican peso
MYR	Malaysian ringgit
NGN	Nigerian naira
PEN	Peruvian nuevo sol
PLN	Polish zloty
RON	Romanian new leu
RUB	Russian ruble
THB	Thai baht
TRY	Turkish lira
UYU	Uruguayan Peso
ZAR	South African rand
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2017.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(q) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2017:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Brazilian real	Buy	State Street Bank and Trust	3/20/2018	232,000	$ 69,316	$ 69,361	$45
Chinese yuan renminbi	Buy	State Street Bank and Trust	3/20/2018	1,376,000	206,650	210,156	3,506
Colombian peso	Buy	BNP Paribas S.A.	3/20/2018	470,635,000	155,812	156,673	861
Colombian peso	Buy	State Street Bank and Trust	3/20/2018	22,017,000	7,248	7,330	82
Czech koruna	Buy	Citibank	3/20/2018	12,981,000	603,596	611,902	8,306
Czech koruna	Buy	State Street Bank and Trust	3/20/2018	155,000	7,235	7,306	71
Hungarian forint	Buy	Goldman Sachs	3/20/2018	34,136,000	129,512	132,310	2,798
Indian rupee	Buy	State Street Bank and Trust	3/20/2018	611,000	9,468	9,504	36
Polish zloty	Buy	Standard Chartered Bank	3/20/2018	2,209,000	621,962	634,761	12,799
Polish zloty	Buy	State Street Bank and Trust	3/20/2018	29,000	8,129	8,333	204

See Notes to Financial Statements.	61

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2017

Open Forward Foreign Currency Exchange Contracts at December 31, 2017 (continued):

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Romanian new leu	Buy	State Street Bank and Trust	3/20/2018	81,000	$ 20,703	$ 20,794	$91
Turkish lira	Buy	Standard Chartered Bank	3/20/2018	629,000	159,537	162,186	2,649
Argentine peso	Sell	UBS AG	3/20/2018	2,334,000	126,094	120,340	5,754
euro	Sell	State Street Bank and Trust	3/20/2018	19,000	22,918	22,901	17
Japanese yen	Sell	State Street Bank and Trust	3/20/2018	23,146,000	207,078	206,204	874
Mexican peso	Sell	State Street Bank and Trust	3/20/2018	219,000	10,998	10,987	11
Taiwan dollar	Sell	State Street Bank and Trust	3/20/2018	520,000	17,683	17,681	2
Thai baht	Sell	Bank of America	3/20/2018	2,225,000	68,463	68,394	69
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$38,175

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Argentine peso	Buy	Morgan Stanley	3/20/2018	518,000	$ 26,784	$ 26,708	$(76)
Chilean peso	Buy	BNP Paribas S.A.	3/20/2018	8,152,000	13,254	13,240	(14)
Chinese yuan renminbi	Buy	Standard Chartered Bank	3/20/2018	72,000	11,003	10,997	(6)
Colombian peso	Buy	State Street Bank and Trust	3/20/2018	143,600,000	47,953	47,804	(149)
Czech koruna	Buy	State Street Bank and Trust	3/20/2018	585,000	27,666	27,576	(90)
Hungarian forint	Buy	Goldman Sachs	3/20/2018	5,400,000	20,986	20,930	(56)
Indian rupee	Buy	State Street Bank and Trust	3/20/2018	781,000	12,154	12,148	(6)
Indonesian rupiah	Buy	Bank of America	3/20/2018	828,800,000	60,968	60,947	(21)
Malaysian ringgit	Buy	State Street Bank and Trust	3/20/2018	1,174,000	288,892	288,650	(242)
Mexican peso	Buy	BNP Paribas S.A.	3/20/2018	4,434,000	229,499	222,451	(7,048)
Mexican peso	Buy	State Street Bank and Trust	3/20/2018	247,000	12,473	12,392	(81)
Peruvian Nuevo sol	Buy	Citibank	3/20/2018	72,000	22,161	22,140	(21)
Polish zloty	Buy	State Street Bank and Trust	3/20/2018	223,000	64,251	64,079	(172)
Russian ruble	Buy	State Street Bank and Trust	3/20/2018	2,821,000	48,579	48,412	(167)
Thai baht	Buy	Standard Chartered Bank	3/20/2018	16,918,000	521,115	520,044	(1,071)

62	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS LOCAL BOND FUND December 31, 2017

Open Forward Foreign Currency Exchange Contracts at December 31, 2017 (continued):

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Thai baht	Buy	State Street Bank and Trust	3/20/2018	167,000	$ 5,136	$ 5,133	$(3)
Thai baht	Buy	State Street Bank and Trust	3/20/2018	68,000	2,090	2,090	0)
Turkish lira	Buy	State Street Bank and Trust	3/20/2018	60,000	15,494	15,471	(23)
Brazilian real	Sell	BNP Paribas S.A.	3/20/2018	867,000	257,043	259,208	(2,165)
Chilean peso	Sell	State Street Bank and Trust	3/20/2018	16,467,000	25,819	26,744	(925)
euro	Sell	State Street Bank and Trust	3/20/2018	5,000	5,934	6,027	(93)
euro	Sell	State Street Bank and Trust	3/20/2018	321,000	381,524	386,911	(5,387)
Indian rupee	Sell	Bank of America	3/20/2018	13,829,000	213,305	215,109	(1,804)
Indonesian rupiah	Sell	Standard Chartered Bank	3/20/2018	2,100,000,000	153,747	154,427	(680)
Indonesian rupiah	Sell	State Street Bank and Trust	3/20/2018	226,272,000	16,533	16,639	(106)
Japanese yen	Sell	State Street Bank and Trust	3/20/2018	1,734,000	15,440	15,448	(8)
Malaysian ringgit	Sell	Morgan Stanley	3/20/2018	188,000	46,194	46,223	(29)
Philippine peso	Sell	State Street Bank and Trust	3/20/2018	8,310,000	163,706	166,029	(2,323)
Philippine peso	Sell	State Street Bank and Trust	3/20/2018	442,000	8,825	8,831	(6)
Russian ruble	Sell	State Street Bank and Trust	3/20/2018	4,323,000	72,658	74,188	(1,530)
South African rand	Sell	State Street Bank and Trust	3/20/2018	3,882,000	303,201	310,242	(7,041)
South African rand	Sell	State Street Bank and Trust	3/20/2018	332,000	26,480	26,533	(53)
South Korean won	Sell	State Street Bank and Trust	3/20/2018	168,901,000	155,090	158,396	(3,306)
South Korean won	Sell	State Street Bank and Trust	3/20/2018	8,251,000	7,724	7,738	(14)
Taiwan dollar	Sell	Morgan Stanley	3/20/2018	8,749,000	294,118	297,475	(3,357)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(38,073)

See Notes to Financial Statements.	63

Schedule of Investments (concluded)

EMERGING MARKETS LOCAL BOND FUND December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$–	$1,147,867	$–	$1,147,867
Foreign Government Obligations
Nigeria	–	–	101,569	101,569
Remaining Industries	–	9,298,066	–	9,298,066
Total	$–	$10,445,933	$101,569	$10,547,502
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$38,175	$–	$38,175
Liabilities	–	(38,073)	–	(38,073)
Total	$–	$102	$–	$102

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified in the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Foreign Government Obligations
Balance as of January 1, 2017	$–
Accrued Discounts (Premiums)	4,068
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	1,394
Purchases	96,107
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Balance as of December 31, 2017	$101,569
Change in unrealized appreciation/depreciation for the year ended December 31, 2017 related to Level 3 investments held at December 31, 2017	$1,394

64	See Notes to Financial Statements.

Schedule of Investments

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2017

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 100.18%

INVESTMENTS IN UNDERLYING FUNDS(a) 100.18%
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	875,537	$18,272
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I(b)	1,400,722	30,410
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	1,382,223	18,259
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	3,604,827	19,502
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	1,029,063	29,133
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	3,966,002	30,697
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(g)	405,118	4,825
Lord Abbett Securities Trust-International Equity Fund-Class I(h)	1,450,907	20,864
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(i)	7,268,111	57,563
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(j)	410,202	12,167
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(k)	1,185,872	5,040
Total Investments in Underlying Funds (cost $240,574,550)		246,732

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.10%

REPURCHASE AGREEMENT
Repurchase Agreement dated 12/29/2017, 0.54% due 1/2/2018 with Fixed Income Clearing Corp. collateralized by $2,640,000 of U.S. Treasury Note at 3.625% due 2/15/2020; value: $2,769,484; proceeds: $2,712,221 (cost $2,712,058)	$2,712	2,712
Total Investments in Securities 101.28% (cost $243,286,608)		249,444
Liabilities in Excess of Cash and Other Assets(l) (1.28%)		(3,152)
Net Assets 100.00%		$246,292

See Notes to Financial Statements.	65

Schedule of Investments (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2017

*	Non-income producing security.
(a)	Affiliated issuers (See Note 13).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at December 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Sell	State Street Bank and Trust	2/28/2018	765,550,000	$6,904,703	$6,812,212	$92,491

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	Standard Chartered Bank	2/5/2018	6,295,000	$7,366,928	$7,567,404	$(200,476)
euro	Sell	State Street Bank and Trust	2/5/2018	2,210,000	2,574,793	2,656,706	(81,913)
euro	Sell	State Street Bank and Trust	2/28/2018	7,585,000	9,058,767	9,130,234	(71,467)
British pound	Sell	Credit Suisse International	2/5/2018	2,695,000	3,584,838	3,642,537	(57,699)
British pound	Sell	Citibank	2/5/2018	1,010,000	1,326,731	1,365,107	(38,376)
British pound	Sell	State Street Bank and Trust	2/28/2018	3,505,000	4,664,804	4,740,694	(75,890)
Japanese yen	Sell	State Street Bank and Trust	2/5/2018	617,865,000	5,450,318	5,491,914	(41,596)
Japanese yen	Sell	State Street Bank and Trust	2/5/2018	212,740,000	1,879,130	1,890,947	(11,817)
Swedish krona	Sell	Goldman Sachs	2/5/2018	15,380,000	1,845,108	1,878,547	(33,439)
Swedish krona	Sell	Morgan Stanley	2/5/2018	5,220,000	626,145	637,582	(11,437)
Swedish krona	Sell	State Street Bank and Trust	2/28/2018	19,125,000	2,309,077	2,339,177	(30,100)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(654,210)

66	See Notes to Financial Statements.

Schedule of Investments (concluded)

MULTI-ASSET GLOBAL OPPORTUNITY FUND December 31, 2017

Open Futures Contracts at December 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro-BTP	March 2018	30	Short	EUR	(4,084,200)	EUR	(4,108,834)	$29,557
Euro-Bund	March 2018	24	Long	EUR	3,880,320	EUR	3,878,817	1,804
MSCI EAFE, e-mini	March 2018	82	Long		$4,560,398		$4,771,170	210,772
Nikkei 225	March 2018	74	Long		$8,327,091		$8,413,800	86,709
Unrealized Appreciation on Futures Contracts								$328,842

Open Total Return Swap Contracts at December 31, 2017:

Swap Counterparty	Referenced Index	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Depreciation
Goldman Sachs	Euro Stoxx Bank Index	3 Mo. EURIBOR + 0.27%	29,647	Long	4/10/2018	EUR 4,054,070	EUR 3,879,273	$(207,784)

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$246,732	$–	$–	$246,732
Repurchase Agreement	–	2,712	–	2,712
Total	$246,732	$2,712	$–	$249,444
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$92	$–	$92
Liabilities	–	(654)	–	(654)
Futures Contracts
Assets	329	–	–	329
Liabilities	–	–	–	–
Total Return Swap Contracts
Assets	–	–	–	–
Liabilities	–	(208)	–	(208)
Total	$329	$(770)	$–	$(441)

(1)	Refer to Note 2(q) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the fiscal year ended December 31, 2017.

See Notes to Financial Statements.	67

Statements of Assets and Liabilities

December 31, 2017

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
ASSETS:
Investments in securities, at cost	$54,029,090	$205,424,575
Investments in securities, at fair value	$55,377,755	$203,454,747
Cash	500	9,780,427
Deposits with brokers for derivatives collateral	69,002	1,129,817
Foreign cash, at value (cost $0 and $127,715, respectively)	–	121,729
Receivables:
Interest and dividends	645,794	1,556,904
Capital shares sold	483,361	1,125,140
Investment securities sold	–	252,969
From advisor (See Note 3)	31,431	–
Unrealized appreciation on forward foreign currency exchange contracts	–	4,761,484
Prepaid expenses and other assets	55,402	37,400
Total assets	56,663,245	222,220,617
LIABILITIES:
Payables:
Investment securities purchased	540,794	500,000
Capital shares reacquired	72,126	108,719
Management fee	31,955	92,586
Directors’ fees	2,339	76,315
Variation margin for futures contracts	9,348	15,884
12b-1 distribution plan	7,217	14,248
Fund administration	1,826	7,407
Variation margin for centrally cleared interest rate swap agreements	–	133,319
Unrealized depreciation on forward foreign currency exchange contracts	2,546	1,495,339
Distributions payable	181,971	817,530
Accrued expenses	64,868	187,140
Total liabilities	914,990	3,448,487
NET ASSETS	$55,748,255	$218,772,130
COMPOSITION OF NET ASSETS:
Paid-in capital	$54,521,763	$315,472,205
Undistributed (distributions in excess of) net investment income	(2,339)	2,294,021
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(112,306)	(101,092,359)
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	1,341,137	2,098,263
Net Assets	$55,748,255	$218,772,130

68	See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

December 31, 2017

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Net assets by class:
Class A Shares	$13,809,123	$17,746,038
Class B Shares	–	$10,574
Class C Shares	$2,260,819	$3,157,957
Class F Shares	$27,639,623	$7,311,255
Class F3 Shares	$10,518	$456,580
Class I Shares	$11,673,933	$189,183,627
Class R2 Shares	$129,521	$79,459
Class R3 Shares	$147,534	$263,627
Class R4 Shares	$11,662	$27,432
Class R5 Shares	$53,756	$11,227
Class R6 Shares	$11,766	$524,354
Outstanding shares by class:
Class A Shares (350 and 415 million shares of common stock authorized, $.001 par value)	888,349	3,275,142
Class B Shares (0 and 30 million shares of common stock authorized, $.001 par value)	–	1,944
Class C Shares (85 and 100 million shares of common stock authorized, $.001 par value)	145,428	579,485
Class F Shares (85 and 100 million shares of common stock authorized, $.001 par value)	1,777,414	1,350,026
Class F3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	676.59	84,427
Class I Shares (185 and 200 million shares of common stock authorized, $.001 par value)	750,943	34,978,762
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,333	14,636
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	9,492	48,762
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	750.28	5,063
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	3,458	2,076
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	757	96,941
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$15.54	$5.42
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$15.90	$5.54
Class B Shares-Net asset value	–	$5.44
Class C Shares-Net asset value	$15.55	$5.45
Class F Shares-Net asset value	$15.55	$5.42
Class F3 Shares-Net asset value	$15.55	$5.41
Class I Shares-Net asset value	$15.55	$5.41
Class R2 Shares-Net asset value	$15.54	$5.43
Class R3 Shares-Net asset value	$15.54	$5.41
Class R4 Shares-Net asset value	$15.54	$5.42
Class R5 Shares-Net asset value	$15.55	$5.41
Class R6 Shares-Net asset value	$15.54	$5.41

See Notes to Financial Statements.	69

Statements of Assets and Liabilities (continued)

December 31, 2017

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
ASSETS:
Investments in securities, at cost	$10,962,604	$2,712,058
Investments in Underlying Funds, at cost	–	240,574,550
Investments in securities, at fair value	$10,547,502	$2,712,058
Investments in Underlying Funds, at value	–	246,732,035
Cash	611,701	–
Deposits with brokers for derivatives collateral	–	575,494
Foreign cash, at value (cost $11,941 and $53, respectively)	11,526	54
Receivables:
Capital shares sold	56,630	1,662,677
Interest and dividends	207,246	572,099
From advisor (See Note 3)	23,053	–
Variation margin for futures contracts	–	15,855
From affiliate (See Note 3)	–	5,577
Unrealized appreciation on forward foreign currency exchange contracts	38,175	92,491
Prepaid expenses and other assets	35,644	27,947
Total assets	11,531,477	252,396,287
LIABILITIES:
Payables:
Investment securities purchased	305,290	3,032,296
Capital shares reacquired	29,891	290,492
12b-1 distribution plan	2,272	62,528
Directors’ fees	939	49,366
Management fee	6,147	20,513
Fund administration	351	8,205
Unrealized depreciation on forward foreign currency exchange contracts	38,073	654,210
Unrealized depreciation on total return swap contracts	–	207,784
Distributions payable	45,733	1,639,663
Accrued expenses	70,477	139,248
Total liabilities	499,173	6,104,305
NET ASSETS	$11,032,304	$246,291,982
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,078,689	$257,147,538
Distributions in excess of net investment income	(235,151)	(34,729)
Accumulated net realized loss on investments, investments, futures contracts, swaps and foreign currency related transactions	(395,886)	(16,537,689)
Net unrealized appreciation (depreciation) on investments, investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(415,348)	5,716,862
Net Assets	$11,032,304	$246,291,982

70	See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

December 31, 2017

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Net assets by class:
Class A Shares	$6,834,286	$139,431,801
Class B Shares	–	$571,484
Class C Shares	$1,064,321	$32,424,871
Class F Shares	$319,619	$5,879,189
Class F3 Shares	$379,809	$20,207
Class I Shares	$2,196,760	$13,496,689
Class R2 Shares	$95,225	$585,313
Class R3 Shares	$95,273	$3,977,153
Class R4 Shares	$10,874	$324,207
Class R5 Shares	$25,175	$32,582
Class R6 Shares	$10,962	$49,548,486
Outstanding shares by class(unlimited number of authorized shares of beneficial interest)
Class A Shares (350 and 430 million shares of common stock authorized, $.001 par value)	642,179	11,988,861
Class B Shares (0 and 15 million shares of common stock authorized, $.001 par value)	–	54,577
Class C Shares (85 and 20 million shares of common stock authorized, $.001 par value)	100,018	3,106,727
Class F Shares (85 and 20 million shares of common stock authorized, $.001 par value)	30,074	505,351
Class F3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	35,716	1,724
Class I Shares (185 and 15 million shares of common stock authorized, $.001 par value)	206,486	1,152,165
Class R2 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,952	49,280
Class R3 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	8,956	339,666
Class R4 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	1,023	27,903
Class R5 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	2,367.49	2,779
Class R6 Shares (15 and 20 million shares of common stock authorized, $.001 par value)	1,030.60	4,226,472
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.64	$11.63
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.88	$11.90
Class B Shares-Net asset value	–	$10.47
Class C Shares-Net asset value	$10.64	$10.44
Class F Shares-Net asset value	$10.63	$11.63
Class F3 Shares-Net asset value	$10.63	$11.72
Class I Shares-Net asset value	$10.64	$11.71
Class R2 Shares-Net asset value	$10.64	$11.88
Class R3 Shares-Net asset value	$10.64	$11.71
Class R4 Shares-Net asset value	$10.63	$11.62
Class R5 Shares-Net asset value	$10.63	$11.72
Class R6 Shares-Net asset value	$10.64	$11.72

See Notes to Financial Statements.	71

Statements of Operations

For the Year Ended December 31, 2017

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Investment income:
Interest and other (net of foreign withholding taxes of $2,052 and $59,110, respectively)	$2,193,247	$7,048,150
Interest earned from Interfund Lending (See Note 11)	–	958
Total investment income	2,193,247	7,049,108
Expenses:
Management fee	315,710	1,275,630
12b-1 distribution plan-Class A	24,000	36,588
12b-1 distribution plan-Class B	–	354
12b-1 distribution plan-Class C	14,575	29,688
12b-1 distribution plan-Class F	20,782	7,655
12b-1 distribution plan-Class R2	752	538
12b-1 distribution plan-Class R3	629	1,397
12b-1 distribution plan-Class R4	29	56
Registration	113,277	128,232
Professional	52,358	101,701
Shareholder servicing	67,205	67,591
Fund administration	18,040	102,050
Custody	7,178	89,534
Reports to shareholders	22,122	48,884
Directors’ fees	1,178	8,136
Other	14,904	56,399
Gross expenses	672,739	1,954,433
Expense reductions (See Note 9)	(421)	(374)
Fees waived and expenses reimbursed (See Note 3)	(229,602)	–
Net expenses	442,716	1,954,059
Net investment income	1,750,531	5,095,049
Net realized and unrealized gain:
Net realized gain on investments	1,060,673	646,955
Net realized gain (loss) on futures contracts	(92,755)	128,289
Net realized gain (loss) on foreign currency exchange contracts	(8,785)	12,297,626
Net realized loss on swap contracts	–	(114,830)
Net realized loss on foreign currency related translations	(2,952)	(4,595)
Net change in unrealized appreciation/depreciation on investments	655,437	(901,402)
Net change in unrealized appreciation/depreciation on futures contracts	(14,259)	(8,791)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(2,546)	10,434,003
Net change in unrealized appreciation/depreciation on swap contracts	–	235,262
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(36)	(18,784)
Net realized and unrealized gain	1,594,777	22,693,733
Net Increase in Net Assets Resulting From Operations	$3,345,308	$27,788,782

72	See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended December 31, 2017

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Investment income:
Dividends received from Underlying Funds	$–	$7,430,724
Interest and other (net of foreign withholding taxes of $19,022 and $0, respectively)	792,338	4,611
Total investment income	792,338	7,435,335
Expenses:
Management fee	70,534	589,760
12b-1 distribution plan-Class A	13,079	334,341
12b-1 distribution plan-Class B	–	11,255
12b-1 distribution plan-Class C	6,102	322,399
12b-1 distribution plan-Class F	429	5,520
12b-1 distribution plan-Class R2	545	2,860
12b-1 distribution plan-Class R3	455	22,391
12b-1 distribution plan-Class R4	26	373
Shareholder servicing	6,449	248,021
Registration	118,938	121,147
Professional	59,730	49,878
Fund administration	4,030	94,362
Reports to shareholders	6,053	60,098
Custody	26,631	22,313
Directors’ fees	285	6,676
Other	9,686	13,001
Gross expenses	322,972	1,904,395
Expense reductions (See Note 9)	(92)	(1,698)
Fees waived and expenses reimbursed (See Note 3)	(217,703)	(353,856)
Net expenses	105,177	1,548,841
Net investment income	687,161	5,886,494
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	–	4,835,180
Net realized loss on investments in Underlying Funds	–	(6,577,551)
Net realized loss on investments	(538,919)	–
Net realized gain (loss) on futures contracts	(254)	1,911,826
Net realized gain (loss) on foreign currency exchange contracts	112,151	(1,794,054)
Net realized loss on swap contracts	–	(72,299)
Net realized gain (loss) on foreign currency related translations	5,488	(167,544)
Net change in unrealized appreciation/depreciation on investments	1,019,706	–
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	–	25,693,969
Net change in unrealized appreciation/depreciation on futures contracts	–	436,553
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	247	(1,888,431)
Net change in unrealized appreciation/depreciation on swap contracts	–	(207,784)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	2,752	36
Net realized and unrealized gain	601,171	22,169,901
Net Increase in Net Assets Resulting From Operations	$1,288,332	$28,056,395

See Notes to Financial Statements.	73

Statements of Changes in Net Assets

	Emerging Markets Corporate Debt Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Operations:
Net investment income	$1,750,531	$1,432,186
Net realized gain on investments, futures contracts and foreign currency related transactions	956,181	385,162
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	638,596	1,405,327
Net increase in net assets resulting from operations	3,345,308	3,222,675
Distributions to shareholders from:
Net investment income
Class A	(492,724)	(547,574)
Class C	(54,624)	(31,567)
Class F	(873,138)	(490,236)
Class F3	(341)	–
Class I	(451,584)	(473,697)
Class R2	(5,457)	(5,339)
Class R3	(5,476)	(5,339)
Class R4	(463)	(457)
Class R5	(1,729)	(1,387)
Class R6	(514)	(492)
Net realized gain
Class A	(142,025)	–
Class C	(21,052)	–
Class F	(253,922)	–
Class F3	(104)	–
Class I	(115,599)	–
Class R2	(1,283)	–
Class R3	(1,371)	–
Class R4	(115)	–
Class R5	(532)	–
Class R6	(117)	–
Total distributions to shareholders	(2,422,170)	(1,556,088)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	41,272,630	24,947,888
Reinvestment of distributions	2,359,131	1,526,372
Cost of shares reacquired	(18,806,930)	(36,050,167)
Net increase (decrease) in net assets resulting from capital share transactions	24,824,831	(9,575,907)
Net increase (decrease) in net assets	25,747,969	(7,909,320)
NET ASSETS:
Beginning of year	$30,000,286	$37,909,606
End of year	$55,748,255	$30,000,286
Distributions in excess of net investment income	$(2,339)	$(4,135)

74	See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Emerging Markets Currency Fund
DECREASE IN NET ASSETS	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Operations:
Net investment income	$5,095,049	$7,376,950
Net realized gain on investments, futures contracts, swaps and foreign currency related transactions	12,953,445	12,514,361
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	9,740,288	1,608,812
Net increase in net assets resulting from operations	27,788,782	21,500,123
Distributions to shareholders from:
Net investment income
Class A	(790,103)	(1,035,581)
Class B	(1,236)	(4,308)
Class C	(135,794)	(212,359)
Class F	(336,935)	(443,669)
Class F3	(5,303)	–
Class I	(10,067,669)	(21,196,245)
Class P	–	(4)
Class R2	(3,502)	(4,747)
Class R3	(11,481)	(17,175)
Class R4	(980)	(517)
Class R5	(489)	(546)
Class R6	(19,673)	(554)
Total distributions to shareholders	(11,373,165)	(22,915,705)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	15,270,481	124,310,329
Reinvestment of distributions	11,116,218	22,707,050
Cost of shares reacquired	(211,222,674)	(236,856,843)
Net decrease in net assets resulting from capital share transactions	(184,835,975)	(89,839,464)
Net decrease in net assets	(168,420,358)	(91,255,046)
NET ASSETS:
Beginning of year	$387,192,488	$478,447,534
End of year	$218,772,130	$387,192,488
Undistributed (distributions in excess of) net investment income	$2,294,021	$(1,966,708)

See Notes to Financial Statements.	75

Statements of Changes in Net Assets (continued)

	Emerging Markets Local Bond Fund
INCREASE IN NET ASSETS	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Operations:
Net investment income	$687,161	$516,671
Net realized loss on investments, futures contracts and foreign currency related transactions	(421,534)	(865,753)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,022,705	858,677
Net increase in net assets resulting from operations	1,288,332	509,595
Distributions to shareholders from:
Net investment income
Class A	(238,613)	–
Class C	(23,599)	–
Class F	(15,912)	–
Class F3	(3,486)	–
Class I	(78,633)	–
Class R2	(3,412)	–
Class R3	(3,415)	–
Class R4	(382)	–
Class R5	(467)	–
Class R6	(403)	–
Return of capital
Class A	(227,434)	(378,524)
Class C	(22,498)	(26,459)
Class F	(15,170)	(12,354)
Class F3	(3,325)	–
Class I	(74,967)	(126,604)
Class R2	(3,253)	(5,486)
Class R3	(3,256)	(5,489)
Class R4	(364)	(609)
Class R5	(445)	(635)
Class R6	(383)	(640)
Total distributions to shareholders	(719,417)	(556,800)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	4,052,443	2,212,118
Reinvestment of distributions	703,159	545,596
Cost of shares reacquired	(3,486,842)	(1,096,032)
Net increase in net assets resulting from capital share transactions	1,268,760	1,661,682
Net increase in net assets	1,837,675	1,614,477
NET ASSETS:
Beginning of year	$9,194,629	$7,580,152
End of year	$11,032,304	$9,194,629
Distributions in excess of net investment income	$(235,151)	$(68,239)

76	See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Multi-Asset Global Opportunity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Operations:
Net investment income	$5,886,494	$8,824,184
Capital gain distributions received from Underlying Funds	4,835,180	–
Net realized gain (loss) on futures contracts, swaps and foreign currency related transactions	(122,071)	1,000,920
Net realized loss on investments in Securities	–	(532,539)
Net realized loss on investments in Underlying Funds	(6,577,551)	(7,581,096)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	25,693,969	18,245,316
Net change in unrealized appreciation/depreciation on Securities	–	69,177
Net change in unrealized appreciation/depreciation on futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(1,659,626)	999,277
Net increase in net assets resulting from operations	28,056,395	21,025,239
Distributions to shareholders from:
Net investment income
Class A	(4,709,591)	(5,072,090)
Class B	(23,724)	(60,032)
Class C	(1,010,951)	(1,132,296)
Class F	(202,526)	(207,266)
Class F3	(623)	–
Class I	(427,939)	(402,584)
Class R2	(16,509)	(11,684)
Class R3	(138,199)	(210,941)
Class R4	(8,388)	(332)
Class R5	(1,027)	(354)
Class R6	(1,792,030)	(1,462,429)
Net realized gain
Class A	–	(1,722,448)
Class B	–	(25,814)
Class C	–	(475,580)
Class F	–	(68,421)
Class F3	–	–
Class I	–	(124,264)
Class R2	–	(4,279)
Class R3	–	(77,126)
Class R4	–	(109)
Class R5	–	(109)
Class R6	–	(469,615)
Total distributions to shareholders	(8,331,507)	(11,527,773)
Capital share transactions (Net of share conversions) (See Note 15):
Net proceeds from sales of shares	57,086,222	31,175,121
Reinvestment of distributions	7,672,305	10,713,404
Cost of shares reacquired	(78,397,900)	(77,249,082)
Net decrease in net assets resulting from capital share transactions	(13,639,373)	(35,360,557)
Net increase (decrease) in net assets	6,085,515	(25,863,091)
NET ASSETS:
Beginning of year	$240,206,467	$266,069,558
End of year	$246,291,982	$240,206,467
Distributions in excess of net investment income	$(34,729)	$(19,351)

See Notes to Financial Statements.	77

Financial Highlights

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
12/31/2017	$15.08	$0.59	$0.67	$1.26	$(0.64)	$(0.16)	$(0.80)
12/31/2016	14.45	0.61	0.68	1.29	(0.66)	–	(0.66)
12/31/2015	14.85	0.60	(0.33)	0.27	(0.67)	– (c)	(0.67)
12/31/2014	14.97	0.66	0.34	1.00	(0.72)	(0.40)	(1.12)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–	(0.03)
Class C
12/31/2017	15.07	0.48	0.69	1.17	(0.53)	(0.16)	(0.69)
12/31/2016	14.45	0.50	0.68	1.18	(0.56)	–	(0.56)
12/31/2015	14.85	0.50	(0.34)	0.16	(0.56)	– (c)	(0.56)
12/31/2014	14.97	0.52	0.36	0.88	(0.60)	(0.40)	(1.00)
12/6/2013 to 12/31/2013(d)	15.00	0.01	(0.02)	(0.01)	(0.02)	–	(0.02)
Class F
12/31/2017	15.08	0.61	0.68	1.29	(0.66)	(0.16)	(0.82)
12/31/2016	14.45	0.62	0.68	1.30	(0.67)	–	(0.67)
12/31/2015	14.85	0.56	(0.28)	0.28	(0.68)	– (c)	(0.68)
12/31/2014	14.97	0.67	0.35	1.02	(0.74)	(0.40)	(1.14)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–	(0.03)
Class F3
4/4/2017 to 12/31/2017(g)	15.43	0.48	0.32	0.80	(0.52)	(0.16)	(0.68)
Class I
12/31/2017	15.08	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.68	1.32	(0.69)	–	(0.69)
12/31/2015	14.85	0.63	(0.33)	0.30	(0.70)	– (c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–	(0.03)
Class R2
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–	(0.03)
Class R3
12/31/2017	15.07	0.63	0.68	1.31	(0.68)	(0.16)	(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–	(0.69)
12/31/2015	14.85	0.64	(0.34)	0.30	(0.70)	– (c)	(0.70)
12/31/2014	14.97	0.69	0.34	1.03	(0.75)	(0.40)	(1.15)
12/6/2013 to 12/31/2013(d)	15.00	0.02	(0.02)	–	(0.03)	–	(0.03)

78	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.54	8.54		1.05		1.55		3.80		$13,809	81
15.08	9.03		1.05		1.67		4.03		7,535	104
14.45	1.77		1.05		1.71		4.03		13,843	148
14.85	6.76		1.05		2.62		4.27		6,745	293
14.97	(0.04	)(e)	1.05	(f)	5.26	(f)	1.84	(f)	4,835	4	(e)

15.55	7.85		1.76		2.27		3.10		2,261	81
15.07	8.23		1.70		2.34		3.27		1,212	104
14.45	1.04		1.77		2.46		3.38		581	148
14.85	5.90		1.81		3.27		3.34		473	293
14.97	(0.09	)(e)	1.86	(f)	6.07	(f)	1.03	(f)	100	4	(e)

15.55	8.71		0.95		1.45		3.89		27,640	81
15.08	9.10		0.95		1.57		4.09		12,321	104
14.45	1.83		0.95		1.50		3.82		12,604	148
14.85	6.86		0.94		2.49		4.36		170	293
14.97	(0.04	)(e)	0.95	(f)	5.15	(f)	1.94	(f)	100	4	(e)

15.55	5.21	(e)	0.67	(f)	1.24	(f)	4.15	(f)	11	81

15.55	8.84		0.85		1.37		4.04		11,674	81
15.08	9.18		0.85		1.47		4.26		8,636	104
14.45	1.98		0.85		1.50		4.26		10,634	148
14.85	6.97		0.85		2.43		4.47		5,134	293
14.97	(0.03	)(e)	0.85	(f)	5.06	(f)	2.03	(f)	4,798	4	(e)

15.54	8.84		0.85		1.97		4.05		130	81
15.07	9.18		0.85		2.08		4.23		119	104
14.45	1.98		0.85		2.14		4.31		109	148
14.85	6.97		0.85		3.03		4.47		107	293
14.97	(0.03	)(e)	0.85	(f)	5.06	(f)	2.03	(f)	100	4	(e)

15.54	8.84		0.85		1.87		4.04		148	81
15.07	9.18		0.85		1.98		4.23		119	104
14.45	1.98	(e)	0.85		2.04		4.31		109	148
14.85	6.97		0.85		2.93		4.47		107	293
14.97	(0.03	)(e)	0.85	(f)	5.07	(f)	2.05	(f)	100	4	(e)

See Notes to Financial Statements.	79

Financial Highlights (continued)

EMERGING MARKETS CORPORATE DEBT FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain		Total distri- butions
Class R4
12/31/2017	$15.07	$0.59	$ 0.68	$ 1.27	$(0.64)	$(0.16)		$(0.80)
12/31/2016	14.45	0.60	0.68	1.28	(0.66)	–		(0.66)
6/30/2015 to 12/31/2015(h)	14.97	0.29	(0.49)	(0.20)	(0.32)	–	(c)	(0.32)
Class R5
12/31/2017	15.07	0.63	0.69	1.32	(0.68)	(0.16)		(0.84)
12/31/2016	14.45	0.64	0.67	1.31	(0.69)	–		(0.69)
6/30/2015 to 12/31/2015(h)	14.97	0.31	(0.49)	(0.18)	(0.34)	–	(c)	(0.34)
Class R6
12/31/2017	15.07	0.65	0.68	1.33	(0.70)	(0.16)		(0.86)
12/31/2016	14.45	0.65	0.67	1.32	(0.70)	–		(0.70)
6/30/2015 to 12/31/2015(h)	14.97	0.31	(0.48)	(0.17)	(0.35)	–	(c)	(0.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Commenced on December 6, 2013.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

80	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.54	8.57		1.11	(o)	1.62		3.80		$12	81
15.07	8.92		1.10		1.71		4.00		11	104
14.45	(1.33	)(e)	1.10	(f)	1.71	(f)	3.91	(f)	10	148

15.55	8.84		0.85		1.37		4.04		54	81
15.07	9.18		0.85		1.49		4.22		35	104
14.45	(1.21	)(e)	0.85	(f)	1.46	(f)	4.17	(f)	10	148

15.54	9.01		0.70		1.22		4.21		12	81
15.07	9.26		0.77		1.27		4.31		11	104
14.45	(1.18	)(e)	0.79	(f)	1.37	(f)	4.23	(f)	10	148

See Notes to Financial Statements.	81

Financial Highlights

EMERGING MARKETS CURRENCY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
12/31/2017	$5.11	$0.10	$ 0.44	$ 0.54	$(0.23)	$–	$(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.06	(0.57)	(0.51)	(0.07)	(0.08)	(0.15)
12/31/2014	6.25	0.06	(0.40)	(0.34)	(0.15)	–	(0.15)
12/31/2013	6.63	0.06	(0.27)	(0.21)	(0.10)	(0.07)	(0.17)
Class B
12/31/2017	5.13	0.05	0.45	0.50	(0.19)	–	(0.19)
12/31/2016	5.12	0.04	0.21	0.25	(0.24)	–	(0.24)
12/31/2015	5.79	0.02	(0.58)	(0.56)	(0.05)	(0.06)	(0.11)
12/31/2014	6.28	0.01	(0.39)	(0.38)	(0.11)	–	(0.11)
12/31/2013	6.66	0.01	(0.27)	(0.26)	(0.07)	(0.05)	(0.12)
Class C
12/31/2017	5.14	0.07	0.44	0.51	(0.20)	–	(0.20)
12/31/2016	5.13	0.05	0.21	0.26	(0.25)	–	(0.25)
12/31/2015	5.79	0.03	(0.57)	(0.54)	(0.06)	(0.06)	(0.12)
12/31/2014	6.29	0.02	(0.40)	(0.38)	(0.12)	–	(0.12)
12/31/2013	6.67	0.02	(0.27)	(0.25)	(0.07)	(0.06)	(0.13)
Class F
12/31/2017	5.11	0.10	0.45	0.55	(0.24)	–	(0.24)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
12/31/2015	5.76	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.25	0.06	(0.39)	(0.33)	(0.16)	–	(0.16)
12/31/2013	6.62	0.07	(0.27)	(0.20)	(0.09)	(0.08)	(0.17)
Class F3
4/4/2017 to 12/31/2017(c)	5.31	0.08	0.21	0.29	(0.19)	–	(0.19)
Class I
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
12/31/2015	5.75	0.07	(0.57)	(0.50)	(0.08)	(0.08)	(0.16)
12/31/2014	6.24	0.07	(0.39)	(0.32)	(0.17)	–	(0.17)
12/31/2013	6.61	0.08	(0.27)	(0.19)	(0.10)	(0.08)	(0.18)
Class R2
12/31/2017	5.12	0.08	0.44	0.52	(0.21)	–	(0.21)
12/31/2016	5.11	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.77	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.26	0.03	(0.39)	(0.36)	(0.13)	–	(0.13)
12/31/2013	6.64	0.04	(0.28)	(0.24)	(0.08)	(0.06)	(0.14)

82	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$5.42	10.73	0.94		1.84		$17,746	35
5.11	5.68	0.99		1.51		18,357	90
5.10	(8.95)	0.98		1.10		20,466	52
5.76	(5.49)	0.98		0.93		30,554	113
6.25	(3.21)	0.99		0.97		47,961	105

5.44	9.86	1.73		1.03		11	35
5.13	4.83	1.80		0.71		56	90
5.12	(9.79)	1.78		0.30		178	52
5.79	(6.20)	1.78		0.13		350	113
6.28	(3.95)	1.79		0.18		696	105

5.45	10.03	1.55		1.22		3,158	35
5.14	5.03	1.60		0.91		4,025	90
5.13	(9.44)	1.59		0.49		5,558	52
5.79	(6.19)	1.61		0.31		9,675	113
6.29	(3.78)	1.62		0.34		17,378	105

5.42	10.83	0.84		1.94		7,311	35
5.11	5.79	0.89		1.61		7,366	90
5.10	(8.86)	0.88		1.19		9,439	52
5.76	(5.40)	0.88		1.03		21,550	113
6.25	(2.97)	0.89		1.06		36,181	105

5.41	5.45 (e)	0.75	(f)	2.06	(f)	457	35

5.41	10.96	0.74		2.03		189,184	35
5.10	5.90	0.79		1.71		356,968	90
5.09	(8.79)	0.78		1.29		442,393	52
5.75	(5.32)	0.78		1.12		317,393	113
6.24	(2.88)	0.80		1.18		295,136	105

5.43	10.28	1.34		1.44		79	35
5.12	5.26	1.39		1.11		96	90
5.11	(9.30)	1.38		0.70		101	52
5.77	(5.85)	1.37		0.51		110	113
6.26	(3.59)	1.40		0.58		248	105

See Notes to Financial Statements.	83

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
12/31/2017	$5.10	$0.08	$ 0.44	$ 0.52	$(0.21)	$–	$(0.21)
12/31/2016	5.09	0.06	0.21	0.27	(0.26)	–	(0.26)
12/31/2015	5.75	0.04	(0.57)	(0.53)	(0.06)	(0.07)	(0.13)
12/31/2014	6.24	0.04	(0.39)	(0.35)	(0.14)	–	(0.14)
12/31/2013	6.61	0.04	(0.26)	(0.22)	(0.09)	(0.06)	(0.15)
Class R4
12/31/2017	5.11	0.10	0.44	0.54	(0.23)	–	(0.23)
12/31/2016	5.10	0.08	0.21	0.29	(0.28)	–	(0.28)
6/30/2015 to 12/31/2015(d)	5.53	0.03	(0.39)	(0.36)	(0.03)	(0.04)	(0.07)
Class R5
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.09	0.21	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(d)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)
Class R6
12/31/2017	5.10	0.11	0.44	0.55	(0.24)	–	(0.24)
12/31/2016	5.09	0.10	0.20	0.30	(0.29)	–	(0.29)
6/30/2015 to 12/31/2015(d)	5.52	0.04	(0.39)	(0.35)	(0.04)	(0.04)	(0.08)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Commenced on June 30, 2015.
(e)	Not annualized.
(f)	Annualized.

84	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$5.41	10.42		1.23		1.55		$264	35
5.10	5.38		1.28		1.22		296	90
5.09	(9.24)		1.27		0.81		285	52
5.75	(5.77)		1.27		0.65		524	113
6.24	(3.35)		1.28		0.70		494	105

5.42	10.67		0.99		1.83		27	35
5.11	5.67		1.01		1.50		10	90
5.10	(6.44	)(e)	1.01	(f)	1.13	(f)	9	52

5.41	10.97		0.73		2.06		11	35
5.10	5.94		0.75		1.76		10	90
5.09	(6.34	)(e)	0.76	(f)	1.37	(f)	9	52

5.41	10.99		0.74		2.11		524	35
5.10	6.04		0.66		1.85		10	90
5.09	(6.29	)(e)	0.67	(f)	1.47	(f)	9	52

See Notes to Financial Statements.	85

Financial Highlights

EMERGING MARKETS LOCAL BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
12/31/2017	$10.03	$0.72	$0.64	$ 1.36	$(0.26)	$(0.49)	$(0.75)
12/31/2016	9.93	0.61	0.15	0.76	–	(0.66)	(0.66)
12/31/2015	12.60	0.62	(2.62)	(2.00)	–	(0.67)	(0.67)
12/31/2014	14.39	0.75	(1.70)	(0.95)	(0.84)	–	(0.84)
6/21/2013 to 12/31/2013(c)	15.00	0.37	(0.51)	(0.14)	(0.47)	–	(0.47)
Class C
12/31/2017	10.03	0.66	0.63	1.29	(0.19)	(0.49)	(0.68)
12/31/2016	9.93	0.55	0.14	0.69	–	(0.59)	(0.59)
12/31/2015	12.60	0.53	(2.61)	(2.08)	–	(0.59)	(0.59)
12/31/2014	14.38	0.64	(1.69)	(1.05)	(0.73)	–	(0.73)
6/21/2013 to 12/31/2013(c)	15.00	0.31	(0.52)	(0.21)	(0.41)	–	(0.41)
Class F
12/31/2017	10.02	0.74	0.63	1.37	(0.27)	(0.49)	(0.76)
12/31/2016	9.93	0.62	0.14	0.76	–	(0.67)	(0.67)
12/31/2015	12.60	0.63	(2.61)	(1.98)	–	(0.69)	(0.69)
12/31/2014	14.38	0.76	(1.68)	(0.92)	(0.86)	–	(0.86)
6/21/2013 to 12/31/2013(c)	15.00	0.38	(0.52)	(0.14)	(0.48)	–	(0.48)
Class F3
4/4/2017 to 12/31/2017(f)	10.54	0.56	0.12	0.68	(0.10)	(0.49)	(0.59)
Class I
12/31/2017	10.03	0.74	0.64	1.38	(0.28)	(0.49)	(0.77)
12/31/2016	9.93	0.64	0.14	0.78	–	(0.68)	(0.68)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(c)	15.00	0.38	(0.52)	(0.14)	(0.48)	–	(0.48)
Class R2
12/31/2017	10.03	0.74	0.64	1.38	(0.28)	(0.49)	(0.77)
12/31/2016	9.93	0.64	0.14	0.78	–	(0.68)	(0.68)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(c)	15.00	0.34	(0.52)	(0.18)	(0.44)	–	(0.44)
Class R3
12/31/2017	10.03	0.74	0.64	1.38	(0.28)	(0.49)	(0.77)
12/31/2016	9.93	0.64	0.14	0.78	–	(0.68)	(0.68)
12/31/2015	12.60	0.64	(2.61)	(1.97)	–	(0.70)	(0.70)
12/31/2014	14.38	0.79	(1.70)	(0.91)	(0.87)	–	(0.87)
6/21/2013 to 12/31/2013(c)	15.00	0.35	(0.52)	(0.17)	(0.45)	–	(0.45)
Class R4
12/31/2017	10.02	0.72	0.65	1.37	(0.27)	(0.49)	(0.76)
12/31/2016	9.93	0.61	0.14	0.75	–	(0.66)	(0.66)
6/30/2015 to 12/31/2015(g)	11.53	0.29	(1.58)	(1.29)	–	(0.31)	(0.31)

86	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
$10.64	13.87		1.05		3.19		6.80		$6,834	58
10.03	7.60		1.05		3.50		5.87		6,393	58
9.93	(16.32)		1.05		3.22		5.44		5,097	62
12.60	(7.05)		1.05		3.01		5.33		8,345	39
14.39	(0.97	)(d)	1.02	(e)	5.09	(e)	4.79	(e)	4,950	28	(d)

10.64	13.13		1.71		3.88		6.18		1,064	58
10.03	6.90		1.71		4.17		5.22		444	58
9.93	(16.92)		1.77		3.98		4.73		387	62
12.60	(7.71)		1.82		3.80		4.53		396	39
14.38	(1.43	)(d)	1.77	(e)	5.63	(e)	3.97	(e)	226	28	(d)

10.63	13.98		0.95		3.10		6.92		320	58
10.02	7.59		0.95		3.32		5.95		236	58
9.93	(16.23)		0.95		3.10		5.54		129	62
12.60	(6.88)		0.95		2.96		5.45		179	39
14.38	(0.99	)(d)	0.92	(e)	5.16	(e)	4.84	(e)	116	28	(d)

10.63	6.59	(d)	0.73	(e)	3.01	(e)	7.13	(e)	380	58

10.64	14.08		0.85		3.00		7.00		2,197	58
10.03	7.81		0.85		3.33		6.09		1,926	58
9.93	(16.15)		0.85		3.02		5.65		1,786	62
12.60	(6.79)		0.85		2.96		5.58		2,130	39
14.38	(0.94	)(d)	0.82	(e)	5.19	(e)	4.94	(e)	2,286	28	(d)

10.64	14.09		0.85		3.60		7.01		95	58
10.03	7.81		0.85		3.93		6.09		83	58
9.93	(16.15)		0.85		3.62		5.65		77	62
12.60	(6.79)		0.85		3.56		5.57		92	39
14.38	(1.23	)(d)	1.40	((e)	5.79	(e)	4.36	(e)	99	28	(d)

10.64	14.09		0.85		3.50		7.01		95	58
10.03	7.81		0.85		3.83		6.09		84	58
9.93	(16.15)		0.85		3.52		5.65		77	62
12.60	(6.79)		0.85		3.46		5.57		92	39
14.38	(1.18	)(d)	1.30	(e)	5.69	(e)	4.46	(e)	99	28	(d)

10.63	14.03		1.10		3.22		6.85		11	58
10.02	7.49		1.10		3.55		5.88		10	58
9.93	(11.24	)(d)	1.10	(e)	3.60	(e)	5.50	(e)	9	62	(d)

See Notes to Financial Statements.	87

Financial Highlights (continued)

EMERGING MARKETS LOCAL BOND FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R5
12/31/2017	$10.03	$0.75	$ 0.63	$ 1.38	$(0.29)	$(0.49)	$(0.78)
12/31/2016	9.93	0.64	0.15	0.79	–	(0.69)	(0.69)
6/30/2015 to 12/31/2015(g)	11.53	0.30	(1.57)	(1.27)	–	(0.33)	(0.33)
Class R6
12/31/2017	10.03	0.76	0.64	1.40	(0.30)	(0.49)	(0.79)
12/31/2016	9.93	0.64	0.15	0.79	–	(0.69)	(0.69)
6/30/2015 to 12/31/2015(g)	11.53	0.31	(1.58)	(1.27)	–	(0.33)	(0.33)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on June 21, 2013.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.

88	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.63	14.09		0.85		2.99		7.05		$25	58
10.03	7.87		0.85		3.32		6.11		10	58
9.93	(11.13	)(d)	0.85	(e)	3.35	(e)	5.74	(e)	9	62	(d)

10.64	14.30		0.75		2.93		7.19		11	58
10.03	7.93		0.79		3.21		6.17		10	58
9.93	(11.11	)(d)	0.80	(e)	3.31	((e)	5.79	(e)	9	62	(d)

See Notes to Financial Statements.	89

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class A
12/31/2017	$10.69	$0.28	$ 1.06	$ 1.34	$(0.40)	$–	$(0.40)
12/31/2016	10.28	0.37	0.52	0.89	(0.36)	(0.12)	(0.48)
12/31/2015	12.04	0.33	(1.18)	(0.85)	(0.29)	(0.62)	(0.91)
12/31/2014	12.49	0.40	(0.12)	0.28	(0.49)	(0.24)	(0.73)
12/31/2013	11.42	0.39	1.26	1.65	(0.50)	(0.08)	(0.58)
Class B
12/31/2017	9.65	0.15	0.98	1.13	(0.31)	–	(0.31)
12/31/2016	9.32	0.25	0.49	0.74	(0.29)	(0.12)	(0.41)
12/31/2015	11.00	0.22	(1.07)	(0.85)	(0.21)	(0.62)	(0.83)
12/31/2014	11.46	0.26	(0.08)	0.18	(0.40)	(0.24)	(0.64)
12/31/2013	10.53	0.26	1.16	1.42	(0.41)	(0.08)	(0.49)
Class C
12/31/2017	9.64	0.18	0.95	1.13	(0.33)	–	(0.33)
12/31/2016	9.31	0.26	0.48	0.74	(0.29)	(0.12)	(0.41)
12/31/2015	11.00	0.23	(1.09)	(0.86)	(0.21)	(0.62)	(0.83)
12/31/2014	11.47	0.27	(0.09)	0.18	(0.41)	(0.24)	(0.65)
12/31/2013	10.54	0.27	1.16	1.43	(0.42)	(0.08)	(0.50)
Class F
12/31/2017	10.70	0.30	1.05	1.35	(0.42)	–	(0.42)
12/31/2016	10.29	0.37	0.54	0.91	(0.38)	(0.12)	(0.50)
12/31/2015	12.05	0.35	(1.18)	(0.83)	(0.31)	(0.62)	(0.93)
12/31/2014	12.49	0.42	(0.11)	0.31	(0.51)	(0.24)	(0.75)
12/31/2013	11.43	0.44	1.22	1.66	(0.52)	(0.08)	(0.60)
Class F3
4/4/2017 to 12/31/2017(c)	11.11	0.28	0.70	0.98	(0.37)	–	(0.37)
Class I
12/31/2017	10.77	0.32	1.05	1.37	(0.43)	–	(0.43)
12/31/2016	10.35	0.41	0.52	0.93	(0.39)	(0.12)	(0.51)
12/31/2015	12.12	0.39	(1.22)	(0.83)	(0.32)	(0.62)	(0.94)
12/31/2014	12.56	0.43	(0.11)	0.32	(0.52)	(0.24)	(0.76)
12/31/2013	11.49	0.42	1.26	1.68	(0.53)	(0.08)	(0.61)
Class R2
12/31/2017	10.92	0.26	1.06	1.32	(0.36)	–	(0.36)
12/31/2016	10.49	0.35	0.53	0.88	(0.33)	(0.12)	(0.45)
12/31/2015	12.27	0.32	(1.23)	(0.91)	(0.25)	(0.62)	(0.87)
12/31/2014	12.72	0.37	(0.13)	0.24	(0.45)	(0.24)	(0.69)
12/31/2013	11.62	0.33	1.30	1.63	(0.45)	(0.08)	(0.53)

90	See Notes to Financial Statements.

		Ratios to Average Net Assets:*						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.63	12.65	0.63		0.78		2.52		$139,432	58
10.69	8.86	0.38		0.79		3.56		138,336	24
10.28	(7.43)	0.35		0.74		2.90		160,336	22
12.04	2.15	0.34		0.74		3.12		167,387	41
12.49	14.66	0.31		0.77		3.20		139,986	23

10.47	11.75	1.39		1.54		1.51		571	58
9.65	8.07	1.13		1.54		2.66		1,626	24
9.32	(8.13)	1.09		1.48		2.05		2,800	22
11.00	1.49	1.08		1.48		2.26		4,533	41
11.46	13.70	1.05		1.51		2.32		6,020	23

10.44	11.77	1.38		1.53		1.75		32,425	58
9.64	8.15	1.12		1.54		2.79		34,137	24
9.31	(8.18)	1.10		1.49		2.14		42,026	22
11.00	1.47	1.08		1.48		2.36		45,990	41
11.47	13.76	1.05		1.51		2.45		35,963	23

11.63	12.71	0.48		0.63		2.69		5,879	58
10.70	9.01	0.23		0.64		3.57		4,867	24
10.29	(7.28)	0.20		0.59		2.98		8,747	22
12.05	2.39	0.19		0.59		3.30		12,885	41
12.49	14.73	0.16		0.62		3.60		6,472	23

11.72	8.84 (d)	0.29	(e)	0.44	(e)	3.25	(e)	20	58

11.71	12.83	0.38		0.53		2.82		13,497	58
10.77	9.18	0.13		0.54		3.89		11,092	24
10.35	(7.23)	0.10		0.48		3.21		10,633	22
12.12	2.47	0.09		0.49		3.34		42,754	41
12.56	14.85	0.06		0.52		3.44		34,086	23

11.88	12.21	0.98		1.13		2.29		585	58
10.92	8.52	0.73		1.14		3.33		408	24
10.49	(7.75)	0.70		1.09		2.81		364	22
12.27	1.86	0.69		1.09		2.88		116	41
12.72	14.13	0.66		1.12		2.68		89	23

See Notes to Financial Statements.	91

Financial Highlights (continued)

MULTI-ASSET GLOBAL OPPORTUNITY FUND

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Return of capital	Total distri- butions
Class R3
12/31/2017	$10.76	$0.25	$ 1.07	$ 1.32	$(0.37)	$–	$(0.37)
12/31/2016	10.34	0.35	0.53	0.88	(0.34)	(0.12)	(0.46)
12/31/2015	12.11	0.31	(1.20)	(0.89)	(0.26)	(0.62)	(0.88)
12/31/2014	12.55	0.37	(0.11)	0.26	(0.46)	(0.24)	(0.70)
12/31/2013	11.48	0.36	1.26	1.62	(0.47)	(0.08)	(0.55)
Class R4
12/31/2017	10.69	0.36	0.98	1.34	(0.41)	–	(0.41)
12/31/2016	10.28	0.38	0.51	0.89	(0.36)	(0.12)	(0.48)
6/30/2015 to 12/31/2015(f)	11.96	0.15	(1.10)	(0.95)	(0.11)	(0.62)	(0.73)
Class R5
12/31/2017	10.78	0.35	1.02	1.37	(0.43)	–	(0.43)
12/31/2016	10.36	0.41	0.52	0.93	(0.39)	(0.12)	(0.51)
6/30/2015 to 12/31/2015(f)	12.04	0.17	(1.11)	(0.94)	(0.12)	(0.62)	(0.74)
Class R6
12/31/2017	10.77	0.33	1.05	1.38	(0.43)	–	(0.43)
12/31/2016	10.35	0.41	0.53	0.94	(0.40)	(0.12)	(0.52)
6/30/2015 to 12/31/2015(f)	12.04	0.17	(1.11)	(0.94)	(0.13)	(0.62)	(0.75)

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commenced on April 4, 2017.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on June 30, 2015.

92	See Notes to Financial Statements.

			Ratios to Average Net Assets:*						Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$11.71	12.38		0.86		1.01		2.19		$3,977	58
10.76	8.65		0.63		1.04		3.34		6,401	24
10.34	(7.69)		0.58		0.97		2.66		6,322	22
12.11	2.01		0.55		0.95		2.91		6,780	41
12.55	14.33		0.53		0.99		2.95		5,785	23

11.62	12.66		0.62		0.77		3.11		324	58
10.69	8.88		0.36		0.78		3.67		10	24
10.28	(8.18	)(d)	0.31	(e)	0.74	(e)	2.79	(e)	9	22

11.72	12.82		0.37		0.52		2.97		33	58
10.78	9.28		0.11		0.52		3.92		10	24
10.36	(8.10	)(d)	0.07	(e)	0.49	(e)	3.03	(e)	9	22

11.72	12.97		0.27		0.42		2.91		49,548	58
10.77	9.23		0.13		0.39		3.92		43,320	24
10.35	(8.09	)(d)	0.09	(e)	0.37	(e)	3.02	(e)	34,823	22

See Notes to Financial Statements.	93

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988.

The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”)	A, B, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”)	A, B, C, F, F3, I, R2, R3, R4, R5 and R6

The Funds no longer issue Class B shares for purchase. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. Class F3 shares commenced on April 4, 2017. Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Notes to Financial Statements (continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities, denominated in foreign currencies in each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the

Notes to Financial Statements (continued)

U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts in each Fund’s Statement of Operations.

(h)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Commercial Paper–Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the

97

Notes to Financial Statements (continued)

repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Interest Rate Swaps-Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts on each Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts on each Fund’s Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For centrally cleared swaps, there was minimal counterparty risk to the Fund, since such swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Credit Default Swaps–Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

98

Notes to Financial Statements (continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For centrally cleared swaps there was minimal counterparty credit risk to the Fund, since the credit default swap entered into was traded through a central clearinghouse, which guarantees against default.

(o)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Floating Rate Loans–Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior

99

Notes to Financial Statements (continued)

to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between a Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, a Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of December 31, 2017, each Fund had no unfunded loan commitments.

(q)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

100

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund

First $2 billion	.70%
Next $3 billion	.65%
Over $5 billion	.60%

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%

Multi-Asset Global Opportunity Fund’s management fee is .25% of the Fund’s average daily net assets.

For the fiscal year ended December 31, 2017, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Corporate Debt Fund	.19%
Emerging Markets Currency Fund	.50%
Emerging Markets Local Bond Fund	.00%
Multi-Asset Global Opportunity Fund	.10%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each funds average daily net asset.

For the fiscal year ended December 31, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

		Classes
Fund	A, C, F, I, R2, R3, R4 and R5	F3 and R6
Emerging Markets Corporate Debt Fund	.85%	.67%	(1)
Emerging Markets Local Bond Fund	.85%	.74%	(1)

(1)	Prior to April 1, 2017 Lord Abbett had contractually agreed to waive its fees and reimburse expenses for Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of 0.77% and 0.79% respectively for Class R6.

For the fiscal year ended December 31, 2017 and continuing through April 30, 2018, Lord Abbett has contractually agreed to waive its management fee at the annual rate of .15% for Multi-Asset Global Opportunity Fund.

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon approval of the Board.

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class B(2)	Class C(3)	Class F(4)	Class P(2)	Class R2**	Class R3**	Class R4
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
**	Prior to the sale of shares to unaffiliated investors, service and distribution fees were fully waived.
(1)	The Class A share Rule 12b-1 fee for Multi-Asset Global Opportunity Fund is .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund only.
(3)	Except for Multi-Asset Global Opportunity Fund, each Fund’s Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C share Rule shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund bear Rule 12b-1 fees at the same rate.
(4)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2017:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Corporate Debt Fund	$ 3,278	$ 18,295
Emerging Markets Currency Fund	301	2,336
Emerging Markets Local Bond Fund	703	3,979
Multi-Asset Global Opportunity Fund	19,204	119,008

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2017:

	Class A	Class C
Emerging Markets Corporate Debt Fund	$–	$405
Emerging Markets Currency Fund	25	807
Emerging Markets Local Bond Fund	–	408
Multi-Asset Global Opportunity Fund	8,348	4,001

Other Related Parties

As of December 31, 2017, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund and Lord Abbett Multi-Asset Income Fund were 41.88%, 8.91% and 30.31%, respectively.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund and declared and paid quarterly for Multi-Asset Global Opportunity Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are

Notes to Financial Statements (continued)

declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2017 and 2016 was as follows:

	Emerging Markets Corporate Debt Fund		Emerging Markets Currency Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Distributions paid from:
Ordinary income	$2,152,985	$1,556,088	$11,373,165	$22,915,705
Net long-term capital gains	269,185	–	–	–
Total distributions paid	$2,422,170	$1,556,088	$11,373,165	$22,915,705

	Emerging Markets Local Bond Fund		Multi-Asset Global Opportunity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	12/31/2017	12/31/2016	12/31/2017	12/31/2016
Distributions paid from:
Tax-exempt income	$–	$–	$–	$22,167
Ordinary income	368,322	–	8,331,507	8,778,337
Net long-term capital gains	–	–	–	2,727,269
Return of capital	351,095	556,800	–	–
Total distributions paid	$719,417	$556,800	$8,331,507	$11,527,773

As of December 31, 2017, the components of accumulated gains (losses) on a tax-basis were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Undistributed ordinary income – net	$92,553	$2,370,336
Total undistributed earnings	92,553	2,370,336
Capital loss carryforwards*	–	(89,150,748)
Temporary differences	(30,940)	(76,315)
Unrealized gains (losses) – net	1,164,879	(9,843,348)
Total accumulated gains (losses) – net	$1,226,492	$(96,700,075)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Capital loss carryforwards*	(331,980)	(9,871,582)
Temporary differences	(202,301)	(242,513)
Unrealized losses – net	(512,104)	(741,461)
Total accumulated losses – net	$(1,046,385)	$(10,855,556)

*	The capital losses will carry forward indefinitely.

Notes to Financial Statements (continued)

At each Fund’s election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer late-year losses for 2017 as follows:

	Late-Year Ordinary	Post-October Capital
Emerging Markets Corporate Debt Fund	$–	$28,601
Emerging Markets Local Bond Fund	155,629	–
Multi-Asset Global Opportunity Fund	116,906	–

As of December 31, 2017, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Tax cost	$54,205,348	$217,366,186
Gross unrealized gain	1,396,713	–
Gross unrealized loss	(231,797)	(9,823,071)
Net unrealized security gain (loss)	$1,164,916	$(9,823,071)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$11,059,360	$249,744,931
Gross unrealized gain	425,724	761,391
Gross unrealized loss	(937,480)	(1,502,890)
Net unrealized security loss	$(511,756)	$(741,499)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions, foreign currency contracts, futures, swaps, amortization of premium and wash sales.

Permanent items identified during the fiscal year ended December 31, 2017 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss
Emerging Markets Corporate Debt Fund	$137,315	$(137,315)
Emerging Markets Currency Fund	10,538,845	(10,538,845)
Emerging Markets Local Bond Fund	(485,751)	485,751
Multi-Asset Global Opportunity Fund	2,429,635	(2,429,635)

The permanent differences are primarily attributable to the tax treatment of foreign currency transactions, certain securities, premium amortization, certain distributions, certain expenses, and principal paydown gains and losses.

Notes to Financial Statements (continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2017 were as follows:

	U.S. Government Purchases	*	Purchases	U.S. Government Sales	*	Sales
Emerging Markets Corporate Debt Fund	$–		$56,634,461	$–		$35,172,838
Emerging Markets Currency Fund	430,639		74,189,720	4,514,446		243,786,589
Emerging Markets Local Bond Fund	–		6,451,831	–		5,374,923
Multi-Asset Global Opportunity Fund	–		137,632,067	–		148,898,701

*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2017, Emerging Markets Currency Fund engaged in cross-trades purchases of $132,828 and sales of $16,321,626, which resulted in a net realized loss of $411,363.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2017 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the fiscal year ended December 31, 2017 (as described in note 2(h)) for investment purposes. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund, and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2017 (as described in note 2(h)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (continued)

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into credit default swaps on indexes for the fiscal year ended December 31, 2017 (as described in note 2(n)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap contracts in the Statements of Operations. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. There is minimal counterparty credit risk to the Multi-Asset Global Opportunity Fund since centrally cleared credit default swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Emerging Markets Currency Fund entered into interest rate swaps for the fiscal year ended December 31, 2017 (as described in note 2(m)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since centrally cleared interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

Multi-Asset Global Opportunity Fund entered into total return swaps for the fiscal year ended December 31, 2017 (as described in note 2(o)) to hedge credit risk. The Funds may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Funds may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

As of December 31, 2017, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Futures Contracts(1)	$20,819	$–

Liability Derivatives
Futures Contracts(1)	$25,764	$–
Forward Foreign Currency Exchange Contracts(2)	–	2,546

Notes to Financial Statements (continued)

Emerging Markets Currency Fund
Asset Derivatives		Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swap Contracts(3)		$716,175	$–
Forward Foreign Currency Exchange Contracts(4)		–	4,761,484
Futures Contracts(1)		106,048	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		–	$1,495,339

Emerging Markets Local Bond Fund
Asset Derivatives		Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(4)		$38,175

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)		$38,073

Multi-Asset Global Opportunity Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts(4)	$–	$–	$ 92,491
Futures Contracts(1)	297,481	31,361	–

Liability Derivatives
Forward Foreign Currency Exchange Contracts(2)	$–	–	$654,210
Total Return Swap Contracts(5)	207,784	–	–

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared interest rate swap contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(5)	Statements of Assets and Liabilities location: Unrealized depreciation on total return swap contracts.

Transactions in derivative instruments for the fiscal year ended December 31, 2017, were as follows:

Emerging Markets Corporate Debt Fund
	Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$(8,785)
Futures Contracts(2)	$(92,755)	–
Net Change in Unrealized
Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$(2,546)
Futures Contracts(4)	$(14,259)	–
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$128,360
Futures Contracts(6)	72	–

Notes to Financial Statements (continued)

Emerging Markets Currency Fund
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	$(114,830)
Forward Foreign Currency Exchange Contracts(1)	–	$12,297,626	–
Futures Contracts(2)	$128,289	–	–
Net Change in Unrealized
Appreciation/Depreciation
Centrally Cleared Interest Rate Swap Contracts(8)	$236,594	–	$–
Credit Default Swaps Contracts(8)	–	–	(1,332)
Forward Foreign Currency Exchange Contracts(3)	–	$10,434,003	–
Futures Contracts(4)	(8,791)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swaps(5)	–	–	$4,314
Centrally Cleared Interest Rate Swap Contracts(5)	$38,000,000	–	–
Forward Foreign Currency Exchange Contracts(5)	–	$383,823,736	–
Futures Contracts(6)	293	–	–

Emerging Markets Local Bond Fund
	Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(1)	–	$112,151
Futures Contracts(2)	$(254)	–
Net Change in Unrealized
Appreciation/Depreciation
Forward Foreign Currency Exchange Contracts(3)	–	$247
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(5)	–	$7,722,098
Futures Contracts(6)	1	–

Notes to Financial Statements (continued)

Multi-Asset Global Opportunity Fund
	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swaps Contracts(7)	–	–	–	$(72,299)
Forward Foreign Currency Exchange Contracts(1)	–	$(1,794,054)	–	–
Futures Contracts(2)	$(77,725)	–	$1,989,551	–
Net Change in Unrealized
Appreciation/Depreciation
Total Return Swap Contracts(8)	–	–	$(207,784)	–
Forward Foreign Currency Exchange Contracts(3)	–	$(1,888,431)	–	–
Futures Contracts(4)	$(61,091)	–	497,644	–
Average Number of
Contracts/Notional Amounts*
Total Return Swap Contracts(5)	–	–	$1,108,173	–
Credit Default Swap Contracts(5)	–	–	–	$1,492,308
Forward Foreign Currency Exchange Contracts(5)	–	$39,862,750	–	–
Futures Contracts(6)	46	–	193	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2017.
(1)	Statements of Operations location: Net realized gain (loss) on foreign currency exchange contracts.
(2)	Statements of Operations location: Net realized gain (loss) on futures contracts.
(3)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(5)	Represents notional amounts.
(6)	Amount represents number of contracts.
(7)	Statements of Operations location: Net realized gain (loss) on swap contracts.
(8)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statements of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,821,498	$–	$2,821,498
Total	$2,821,498	$–	$2,821,498

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,821,498	$–	$–	$(2,821,498)	$–
Total	$2,821,498	$–	$–	$(2,821,498)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$2,546	$–	$2,546
Total	$2,546	$–	$2,546

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
State Street Bank and Trust	$2,546	$–	$–	$–	$2,546
Total	$2,546	$–	$–	$–	$2,546

Emerging Markets Currency Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency
Exchange Contracts	$4,761,484	$–	$4,761,484
Total	$4,761,484	$–	$4,761,484

Notes to Financial Statements (continued)

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$393,788	$(2,230)	$(260,000)	$–	$131,558
Barclays Bank plc	1,086,343	(289,803)	(690,000)	–	106,540
BNP Paribas S.A.	649,148	(182,652)	(300,000)	–	166,496
Citibank	129,220	(40,788)	–	–	88,432
Deutsche Bank AG	26,237	(389)	–	–	25,848
Goldman Sachs	855,705	(1,098)	(670,000)	–	184,607
J.P. Morgan Chase	494,237	(494,237)	–	–	–
Morgan Stanley	249,980	(7,357)	(30,000)	–	212,623
Standard Chartered Bank	113,857	(8,668)	–	–	105,189
State Street Bank and Trust	757,888	(336,089)	–	(288,000)	133,799
UBS AG	5,081	(5,081)	–	–	–
Total	$4,761,484	$(1,368,392)	$(1,950,000)	$(288,000)	$1,155,092

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$1,495,339	$–	$1,495,339
Total	$1,495,339	$–	$1,495,339

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$2,230	$(2,230)	$–	$–	$–
Barclays Bank plc	289,803	(289,803)	–	–	–
BNP Paribas S.A.	182,652	(182,652)	–	–	–
Citibank	40,788	(40,788)	–	–	–
Deutsche Bank AG	389	(389)	–	–	–
Goldman Sachs	1,098	(1,098)	–	–	–
J.P. Morgan Chase	544,556	(494,237)	–	–	50,319
Morgan Stanley	7,357	(7,357)	–	–	–
Standard Chartered Bank	8,668	(8,668)	–	–	–
State Street Bank and Trust	336,089	(336,089)	–	–	–
UBS AG	81,709	(5,081)	–	–	76,628
Total	$1,495,339	$(1,368,392)	$–	$–	$126,947

Notes to Financial Statements (continued)

	Emerging Markets Local Bond Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$38,175	$–	$38,175
Total	$38,175	$–	$38,175

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Bank of America	$69	$(69)	$–	$–	$–
BNP Paribas S.A.	861	(861)	–	–	–
Citibank	8,306	(21)	–	–	8,285
Goldman Sachs	2,798	(56)	–	–	2,742
Standard Chartered Bank	15,448	(1,757)	–	–	13,691
State Street Bank and Trust	4,939	(4,939)	–	–	–
UBS AG	5,754	–	–	–	5,754
Total	$38,175	$(7,703)	$–	$–	$30,472

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$38,073	$–	$38,073
Total	$38,073	$–	$38,073

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Bank of America	$1,825	$(69)	$–	$–	$1,756
BNP Paribas S.A.	9,227	(861)	–	–	8,366
Citibank	21	(21)	–	–	–
Goldman Sachs	56	(56)	–	–	–
Morgan Stanley	3,462	–	–	–	3,462
Standard Chartered Bank	1,757	(1,757)	–	–	–
State Street Bank and Trust	21,725	(4,939)	–	–	16,786
Total	$38,073	$(7,703)	$–	$–	$30,370

Notes to Financial Statements (continued)

	Multi-Asset Global Opportunity Fund
		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$92,491	$–	$92,491
Repurchase Agreement	2,712,058	–	2,712,058
Total	$2,804,549	$–	$2,804,549

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Fixed Income Clearing Corp.	$2,712,058	$–	$–	$(2,712,058)	$–
State Street Bank and Trust	92,491	(92,491)	–	–	–
Total	$2,804,549	$(92,491)	$–	$(2,712,058)	$–

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$654,210	$–	$654,210
Total Return Swap Contracts	207,784	–	207,784
Total	$861,994	$–	$861,994

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Citibank	$38,376	$–	$–	$–	$38,376
Credit Suisse International	57,699	–	–	–	57,699
Goldman Sachs	241,223	–	–	–	241,223
Morgan Stanley	11,437	–	–	–	11,437
Standard Chartered Bank	200,476	–	–	–	200,476
State Street Bank and Trust	312,783	(92,491)	–	–	220,292
Total	$861,994	$(92,491)	$–	$–	$769,503

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2017.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2017.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’

Notes to Financial Statements (continued)

fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

Effective August 28, 2017, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into an amended syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

Prior to August 28, 2017, the Funds and certain other funds managed by Lord Abbett participated in a $550 million syndicated line of credit facility, based on the same terms as described above.

During the fiscal year ended December 31, 2017, the Funds did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2017, Emerging Markets Currency Fund participated as a lender in the Interfund Lending Program. The average amount loaned and average interest rate were $13,557,251 and 0.86%, respectively. The Fund earned interest of $958, which is included in the Statement of Operations.

There were no interfund loans outstanding as of December 31, 2017.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the fiscal year ended December 31, 2017:

Notes to Financial Statements (continued)

Multi-Asset Global Opportunity Fund

								Change in
								unrealized
	Balance of			Balance of		Net Realized	Dividend	Appreciation
	Shares			Shares	Fair	Gain (Loss)	Income	(Depreciation)
	Held at	Gross	Gross	Held at	Value at	1/1/2017 to	1/1/2017 to	1/1/2017 to
Affiliated Issuer	12/31/2016	Additions	Sales	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund – Class I	–	948,878	(73,343)	875,537	$18,272,452	$1,945,974 (a)	$(398,287)	$(143,603)
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	1,566,048	273,807	(439,132)	1,400,722	30,409,685	1,587,782 (b)	1,167,183	420,279
Lord Abbett Investment Trust-Convertible Fund – Class I	–	1,456,626	(74,403)	1,382,223	18,259,169	43,435	399,035	1,020,339
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	6,694,865	420,456	(3,510,494)	3,604,827	19,502,114	(2,860,954)	1,091,278	4,421,729
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	–	1,035,772	(6,709)	1,029,063	29,132,787	1,483,829 (c)	–	(394,518)
Lord Abbett Investment Trust – High Yield Fund – Class I	4,772,486	1,868,045	(2,674,529)	3,966,002	30,696,852	(220,416)	2,308,493	1,329,349
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	–	405,945	(827)	405,118	4,824,957	(281)	144,143	(102,775)
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	13,672,118	429,149	(6,833,156)	7,268,111	57,563,439	(10,483,508)	2,018,100	22,069,983
Lord Abbett Securities Trust – International Equity Fund – Class I	469,166	1,089,892	(108,151)	1,450,907	20,864,049	199,873	443,439	2,171,828
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	1,165,421	39,923	(795,142)	410,202	12,166,576	6,606,421 (d)	141,596	(5,110,509)
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	1,159,263	5,486,275	(5,459,666)	1,185,872	5,039,955	(44,526)	115,744	11,867
Total					$246,732,035	$(1,742,371)	$7,430,724	$25,693,969

(a)	Includes $1,202,660 of distributed capital gains.
(b)	Includes $1,946,494 of distributed capital gains.
(c)	Includes $1,477,103 of distributed capital gains.
(d)	Includes $208,923 of distributed capital gains.

Notes to Financial Statements (continued)

14.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, higher transaction costs and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign securities may also be subject to inadequate exchange control regulations and the imposition of economic sanctions or other government restrictions. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

The risks associated with derivatives may be different from and greater than the risks associated with directly investing in securities. Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are non-diversified, which means that they each may invest a greater portion of their assets in a single issuer than a diversified fund. Thus, they may be exposed to greater risk.

Each Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to a Fund.

Each Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund may invest in credit default swap and interest rate swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements. Credit default swaps are subject to the risk and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the swap is based. Interest rate swaps are subject to the risk that Lord Abbett does not correctly anticipate changes in interest rates.

Each Fund may invest in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities. The senior loans in which a Fund invests may consist primarily of senior

Notes to Financial Statements (continued)

loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Illiquid securities may lower a Fund’s returns since it may be unable to sell these securities at its desired time or price. To the extent illiquid securities can be sold, a Fund may have to do so at disadvantageous prices in order to meet requests for the redemption of Fund shares.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of each Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Each Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in a Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (“lower-rated bonds” or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with junk bonds. A default, or concerns in the market about an increase in risk of default, may result in losses to a Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae’’), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, each Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

The cost of a Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period, and the market conditions prevailing. Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and

Notes to Financial Statements (continued)

Emerging Markets Local Bond Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be more vulnerable to economic, political and social instability, less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Bonds issued or guaranteed by foreign governments and governmental entities (commonly referred to as “sovereign debt”) are subject to the risk that such governments or entities are unable or unwilling to make interest payments and/or repay the principal owed. Each of Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund may have limited recourse in such instances.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund believe that their investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of each Fund’s foreign currency gains as nonqualifying income.

The value of Multi-Asset Global Opportunity Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. In addition, the Multi-Asset Global Opportunity Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2017		Year Ended December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,051,095	$16,408,549	626,280	$9,624,073
Reinvestment of distributions	39,045	608,979	34,340	518,899
Shares reacquired	(701,633)	(10,935,061)	(1,118,621)	(17,046,361)
Increase (decrease)	388,507	$6,082,467	(458,001)	$(6,903,389)

Notes to Financial Statements (continued)

Emerging Markets Corporate Debt Fund	Year Ended December 31, 2017		Year Ended December 31, 2016
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	68,230	$1,066,379	64,638	$996,895
Reinvestment of distributions	4,839	75,396	2,087	31,622
Shares reacquired	(8,074)	(125,643)	(26,480)	(402,036)
Increase	64,995	$1,016,132	40,245	$626,481
Class F Shares
Shares sold	1,354,490	$21,088,655	969,753	$14,302,947
Reinvestment of distributions	71,657	1,117,444	32,444	489,655
Shares reacquired	(465,881)	(7,303,074)	(1,057,051)	(15,569,272)
Increase (decrease)	960,266	$14,903,025	(54,854)	$(776,670)
Class F3 Shares(a)
Shares sold	648.09	$10,000	–	$–
Reinvestment of distributions	28.50	445	–	–
Increase	676.59	$10,445	–	$–
Class I Shares
Shares sold	171,795	$2,665,663	–	$–
Reinvestment of distributions	34,663	539,806	31,367	473,182
Shares reacquired	(28,394)	(443,010)	(194,229)	(3,031,426)
Increase (decrease)	178,064	$2,762,459	(162,862)	$(2,558,244)
Class R2 Shares
Reinvestment of distributions	433	$6,740	353	$5,339
Increase	433	$6,740	353	$5,339
Class R3 Shares
Shares sold	1,152	$18,000	–	$–
Reinvestment of distributions	440	6,852	353	5,339
Increase	1,592	$24,852	353	$5,339
Class R4 Shares
Reinvestment of distributions	37.19	579	30	457
Increase	37.19	$579	30	$457
Class R5 Shares
Shares sold	982	$15,384	1,634	$23,973
Reinvestment of distributions	145	2,261	91	1,387
Shares reacquired	(9)	(142)	(69)	(1,072)
Increase	1,118	$17,503	1,656	$24,288
Class R6 Shares
Reinvestment of distributions	40.44	629	32.49	492
Increase	40.44	$629	32.49	$492

Notes to Financial Statements (continued)

Emerging Markets Currency Fund	Year Ended December 31, 2017		Year Ended December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	487,152	$2,593,453	490,790	$2,559,080
Converted from Class B*	5,736	30,699	15,609	81,471
Reinvestment of distributions	121,569	650,407	187,047	966,424
Shares reacquired	(929,915)	(4,953,828)	(1,117,043)	(5,837,072)
Decrease	(315,458)	$(1,679,269)	(423,597)	$(2,230,097)
Class B Shares
Shares sold	841	$4,414	75	$395
Reinvestment of distributions	227	1,219	789	4,096
Shares reacquired	(4,230)	(22,725)	(9,196)	(48,819)
Converted to Class A*	(5,711)	(30,699)	(15,538)	(81,471)
Decrease	(8,873)	$(47,791)	(23,870)	$(125,799)
Class C Shares
Shares sold	93,947	$500,260	46,051	$241,406
Reinvestment of distributions	17,859	96,179	27,145	140,843
Shares reacquired	(314,953)	(1,683,335)	(374,321)	(1,954,356)
Decrease	(203,147)	$(1,086,896)	(301,125)	$(1,572,107)
Class F Shares
Shares sold	940,730	$5,053,983	394,398	$2,051,518
Reinvestment of distributions	58,042	310,861	78,172	403,921
Shares reacquired	(1,090,390)	(5,817,170)	(883,313)	(4,597,477)
Decrease	(91,618)	$(452,326)	(410,743)	$(2,142,038)
Class F3 Shares(a)
Shares sold	88,123	$475,419	–	$–
Reinvestment of distributions	1,000	5,371	–	–
Shares reacquired	(4,696)	(25,230)	–	–
Increase	84,427	$455,560	–	$–
Class I Shares
Shares sold	1,067,190	$5,705,353	22,538,806	$119,250,459
Reinvestment of distributions	1,880,553	10,036,785	4,101,552	21,172,370
Shares reacquired	(37,920,978)	(198,218,923)	(43,629,353)	(224,196,217)
Decrease	(34,973,235)	$(182,476,785)	(16,988,995)	$(83,773,388)
Class R2 Shares
Shares sold	4,458	$23,875	6,250	$32,694
Reinvestment of distributions	132	710	169	873
Shares reacquired	(8,620)	(46,147)	(7,595)	(39,619)
Decrease	(4,030)	$(21,562)	(1,176)	$(6,052)
Class R3 Shares
Shares sold	34,610	$182,065	34,012	$174,691
Reinvestment of distributions	2,120	11,335	3,281	16,906
Shares reacquired	(46,061)	(242,536)	(35,204)	(183,283)
Increase (decrease)	(9,331)	$(49,136)	2,089	$8,314

Notes to Financial Statements (continued)

Emerging Markets Currency Fund	Year Ended December 31, 2017		Year Ended December 31, 2016
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	4,335	$23,204	–	$–
Reinvestment of distributions	148	795	101	517
Shares reacquired	(1,355)	(7,278)	–	–
Increase	3,128	$16,721	101	$517
Class R5 Shares
Shares sold	44	$235	16	$86
Reinvestment of distributions	91	489	106	546
Shares reacquired	(21)	(115)	–	–
Increase	114	$609	122	$632
Class R6 Shares
Shares sold	133,142	$708,220	–	$–
Reinvestment of distributions	385	2,067	107	554
Shares reacquired	(38,534)	(205,387)	–	–
Increase	94,993	$504,900	107	$554

Emerging Markets Local Bond Fund	Year Ended December 31, 2017		Year Ended December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	195,730	$2,087,963	130,631	$1,385,183
Reinvestment of distributions	43,541	461,971	35,935	375,695
Shares reacquired	(234,369)	(2,515,744)	(42,532)	(441,764)
Increase	4,902	$34,190	124,034	$1,319,114
Class C Shares
Shares sold	90,016	$968,440	19,543	$205,516
Reinvestment of distributions	3,242	34,455	1,728	18,065
Shares reacquired	(37,474)	(398,831)	(15,978)	(166,023)
Increase	55,784	$604,064	5,293	$57,558
Class F Shares
Shares sold	54,054	$573,476	58,329	$621,419
Reinvestment of distributions	2,859	30,456	1,197	12,362
Shares reacquired	(50,420)	(541,534)	(48,930)	(488,245)
Increase	6,493	$62,398	10,596	$145,536
Class F3 Shares(a)
Shares sold	37,929	$408,673	–	$–
Reinvestment of distributions	654	6,897	–	–
Shares reacquired	(2,867)	(30,601)	–	–
Increase	35,716	$384,969	–	$–
Class I Shares
Reinvestment of distributions	14,478	$153,600	12,122	$126,613
Increase	14,478	$153,600	12,122	$126,613
Class R2 Shares
Reinvestment of distributions	629	$6,665	525	$5,487
Increase	629	$6,665	525	$5,487

Notes to Financial Statements (continued)

Emerging Markets Local Bond Fund	Year Ended December 31, 2017		Year Ended December 31, 2016
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	11	$120	–	$–
Reinvestment of distributions	629	6,671	526	5,489
Shares reacquired	(12)	(123)	–	–
Increase	628	$6,668	526	$5,489
Class R4 Shares
Reinvestment of distributions	71	746	58.13	609
Increase	71	$746	58.13	$609
Class R5 Shares
Shares sold	1,327	$13,771	–	$–
Reinvestment of distributions	86	912	60.69	635
Shares reacquired	(1)	(9)	–	–
Increase	1,412	$14,674	60.69	$635
Class R6 Shares
Reinvestment of distributions	74	786	61	641
Increase	74	$786	61	$641

Multi-Asset Global Opportunity Fund	Year Ended December 31, 2017		Year Ended December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,079,342	$34,608,109	1,848,399	$19,019,908
Converted from Class B*	72,078	818,653	50,505	516,452
Reinvestment of distributions	396,248	4,545,856	626,033	6,578,705
Shares reacquired	(4,495,368)	(50,159,022)	(5,182,635)	(53,956,237)
Decrease	(947,700)	$(10,186,404)	(2,657,698)	$(27,841,172)
Class B Shares
Shares sold	12,358	$121,471	11,095	$101,963
Reinvestment of distributions	2,243	23,065	8,859	84,046
Shares reacquired	(48,538)	(485,490)	(95,974)	(896,511)
Converted to Class A*	(80,031)	(818,653)	(55,877)	(516,452)
Decrease	(113,968)	$(1,159,607)	(131,897)	$(1,226,954)
Class C Shares
Shares sold	975,520	$9,746,924	423,044	$3,928,011
Reinvestment of distributions	93,530	965,794	157,755	1,497,694
Shares reacquired	(1,504,522)	(15,027,721)	(1,550,694)	(14,490,196)
Decrease	(435,472)	$(4,315,003)	(969,895)	$(9,064,491)
Class F Shares
Shares sold	321,510	$3,629,103	140,441	$1,468,581
Reinvestment of distributions	14,381	164,992	20,204	212,262
Shares reacquired	(285,438)	(3,241,530)	(556,143)	(5,700,647)
Increase (decrease)	50,453	$552,565	(395,498)	$(4,019,804)

Notes to Financial Statements (concluded)

Multi-Asset Global Opportunity Fund	Year Ended December 31, 2017		Year Ended December 31, 2016
Class F3 Shares(a)	Shares	Amount	Shares	Amount
Shares sold	1,695	$19,025	–	$–
Reinvestment of distributions	54	623	–	–
Shares reacquired	(25)	(291)	–	–
Increase	1,724	$19,357	–	$–
Class I Shares
Shares sold	271,000	$3,196,698	20,562	$210,307
Reinvestment of distributions	2,790	32,465	9,806	103,921
Shares reacquired	(151,735)	(1,714,162)	(27,553)	(288,891)
Increase	122,055	$1,515,001	2,815	$25,337
Class R2 Shares
Shares sold	12,058	$140,310	4,773	$50,246
Reinvestment of distributions	1,405	16,502	1,483	15,931
Shares reacquired	(1,541)	(17,748)	(3,611)	(36,818)
Increase	11,922	$139,064	2,645	$29,359
Class R3 Shares
Shares sold	366,243	$4,034,359	134,579	$1,396,105
Reinvestment of distributions	11,980	137,987	27,218	287,896
Shares reacquired	(633,440)	(7,031,212)	(178,118)	(1,879,782)
Decrease	(255,217)	$(2,858,866)	(16,321)	$(195,781)
Class R4 Shares
Shares sold	28,916	$327,244	–	$–
Reinvestment of distributions	727	8,388	42	442
Shares reacquired	(2,675)	(30,186)	–	–
Increase	26,968	$305,446	42	$442
Class R5 Shares
Shares sold	1,776	$19,876	–	$–
Reinvestment of distributions	89	1,027	43.67	463
Shares reacquired	(17)	(196)	–	–
Increase	1,848	$20,707	43.67	$463
Class R6 Shares
Shares sold	111,118	$1,243,103	478,011	$5,000,000
Reinvestment of distributions	153,689	1,775,606	182,208	1,932,044
Shares reacquired	(61,520)	(690,342)	–	–
Increase	203,287	$2,328,367	660,219	$6,932,044

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on April 4, 2017.

Report of Independent Registered Public Accounting Firm

To the shareholders and Board of Directors of Lord Abbett Global Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Global Fund, Inc. (the “Funds”) comprising the Lord Abbett Emerging Markets Corporate Debt Fund, Lord Abbett Emerging Markets Currency Fund, Lord Abbett Emerging Markets Local Bond Fund, and Lord Abbett Multi-Asset Global Opportunity Fund, including the schedules of investments as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets, for each of the two years in the period then ended, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting the Lord Abbett Global Fund, Inc. as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis of Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

New York, New York

February 27, 2018

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2017, Multi-Asset Global Opportunity Fund’s investments in the Underlying Funds were allocated as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	23.33%
Lord Abbett Investment Trust – High Yield Fund – Class I	12.44%
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	12.33%
Lord Abbett Securities Trust – Growth Leaders Fund – Class I	11.81%
Lord Abbett Securities Trust – International Equity Fund – Class I	8.46%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	7.90%
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund – Class I	7.40%
Lord Abbett Investment Trust – Convertible Fund – Class I	7.40%
Lord Abbett Mid Cap Stock Fund, Inc. – Class I	4.93%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	2.04%
Lord Abbett Investment Trust – Inflation Focused Fund – Class I	1.96%

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.29%
Chevron Corp.	3.61%
Pfizer, Inc.	2.94%
Johnson & Johnson	2.80%
Bank of America Corp.	2.69%
Intel Corp.	2.34%
AT&T, Inc.	2.15%
Cisco Systems, Inc.	1.75%
Allstate Corp. (The)	1.72%
Abbott Laboratories	1.69%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	6.28%
Consumer Staples	8.08%
Energy	11.00%
Financials	26.88%
Health Care	13.53%
Industrials	8.22%
Information Technology	8.99%
Materials	3.08%
Real Estate	4.57%
Telecommunication Services	3.23%
Utilities	5.40%
Repurchase Agreement	0.74%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Invesco Ltd.	1.97%
M&T Bank Corp.	1.67%
KeyCorp	1.57%
XL Group Ltd.	1.56%
Synchrony Financial	1.50%
Sempra Energy	1.43%
Dover Corp.	1.37%
Comerica, Inc.	1.33%
Royal Caribbean Cruises Ltd.	1.29%
PVH Corp.	1.28%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.56%
Consumer Staples	4.44%
Energy	8.36%
Financials	20.34%
Health Care	6.43%
Industrials	12.55%
Information Technology	6.52%
Materials	5.07%
Real Estate	14.27%
Utilities	9.82%
Repurchase Agreement	0.64%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund – Class I

Ten Largest Holdings	% of Investments
NRG Yield, Inc., 3.25%, 06/01/2020	2.92%
Intel Corp., 3.25%, 08/01/2039	2.87%
FireEye, Inc., 1.00%, 06/01/2035	2.80%
Twitter, Inc., 1.00%, 09/15/2021	2.71%
SunPower Corp., 0.75%, 06/01/2018	2.70%
Wells Fargo & Co., 7.50%,	2.65%
Microchip Technology, Inc., 1.625%, 02/15/2025	2.57%
Micron Technology, Inc., 2.125%, 02/15/2033	2.53%
VeriSign, Inc., 4.7021%, 08/15/2037	2.42%
Anthem, Inc., 5.25%	2.27%

Holdings by Sector*	% of Investments
Automotive	2.26%
Banking	4.76%
Basic Industry	3.79%
Capital Goods	5.03%
Consumer Goods	1.34%
Energy	4.87%
Financial Services	1.66%
Healthcare	17.57%
Insurance	0.54%
Leisure	2.51%
Media	1.79%
Real Estate	4.51%
Retail	3.10%
Services	0.53%
Technology & Electronics	33.68%
Telecommunications	1.14%
Transportation	3.48%
Utility	5.77%
Repurchase Agreement	1.67%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
City of Buenos Aires, 26.875%, 02/22/2028	1.08%
City of Buenos Aires, 26.6605%, 03/29/2024	1.03%
H/2 Asset Funding 2014-1 Ltd., 2.348%, 03/19/2037	0.99%
Capital One Multi-Asset Execution Trust 2015-A3, 1.877%, 03/15/2023	0.95%
Provincia de Mendoza, 27.50%, 06/09/2021	0.89%
Avis Budget Rental Car Funding AESOP LLC 2014-1A, 2.46%, 07/20/2020	0.87%
Drive Auto Receivables Trust 2017-BA C, 2.61%, 08/16/2021	0.86%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar), 6.75%, 09/30/2019	0.79%
Egypt Treasury Bill, 0%, 03/06/2018	0.77%
Federal National Mortgage Assoc., 3.562%, 11/01/2040	0.76%

Holdings by Sector*	% of Investments
Asset Backed	15.20%
Automotive	3.37%
Banking	6.97%
Basic Industry	3.23%
Capital Goods	1.77%
Consumer Goods	1.72%
Energy	12.63%
Financial Services	2.18%
Foreign Government	4.95%
Healthcare	2.79%
Insurance	0.72%
Leisure	1.44%
Media	0.98%
Mortgage Backed	22.82%
Municipal	0.37%
Real Estate	1.40%
Retail	0.56%
Service	0.61%
Technology & Electronics	4.81%
Telecommunications	1.88%
Transportation	0.61%
U.S. Government	5.27%
Utility	3.72%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	0.95%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.92%
T-Mobile USA, Inc, 6.5%, 01/15/2026	0.76%
HCA, Inc., 5.25%, 06/15/2026	0.69%
Tesla, Inc., 5.30%, 08/15/2025	0.60%
ArcelorMittal, 6.125%, 06/01/2025	0.60%
Bombardier, Inc., 7.50%, 03/15/2025	0.56%
MGM Resorts International, 6.00%, 03/15/2023	0.53%
Centene Corporation Bridge Term Loan, 0%, 10/16/2018	0.52%
Dell International LLC/EMC Corp., 7.125%, 06/15/2024	0.52%

Holdings by Sector*	% of Investments
Automotive	2.84%
Banking	4.28%
Basic Industry	16.33%
Capital Goods	4.03%
Commercial Mortgage Backed	0.38%
Consumer Goods	3.62%
Energy	14.07%
Financial Services	3.98%
Foreign Government	1.07%
Healthcare	7.09%
Insurance	0.94%
Leisure	6.23%
Media	6.88%
Municipal	0.20%
Real Estate	0.45%
Retail	4.96%
Services	5.34%
Technology & Electronics	4.65%
Telecommunications	4.43%
Transportation	3.63%
Utility	2.91%
Repurchase Agreement	1.69%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Inflation Focused Fund – Class I

Ten Largest Holdings	% of Investments
Japan Bank for International Corp.,2.125%,11/16/2020	2.75%
U.S. Treasury Note,1.375%, 06/30/2018	0.76%
World Financial Network Credit Card Master Trust, 2.15%, 04/17/2023	0.74%
OneMain Financial Issuance Trust, 4.1%, 03/20/2028	0.71%
HBOS plc, 6.75%, 05/21/2018	0.67%
U.S. Treasury Notes,1.875%, 12/15/2020,	0.65%
FMG Resources Pty Ltd.,9.75%, 03/01/2022	0.55%
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A,1.9327%, 01/20/2022	0.53%
Bank of America Corp.,5.49%, 03/15/2019	0.51%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.50%

Holdings by Sector*	% of Investments
Auto	1.93%
Basic Industry	0.29%
Capital Goods	0.73%
Consumer Cyclicals	1.57%
Consumer Discretionary	0.49%
Consumer Services	1.25%
Consumer Staples	0.66%
Energy	7.91%
Financial Services	60.45%
Foreign Government	3.08%
Health Care	1.70%
Information Technology	0.02%
Integrated Oils	0.37%
Materials and Processing	3.44%
Municipal	0.30%
Other	0.13%
Producer Durables	1.17%
Technology	2.51%
Telecommunications	0.56%
Transportation	0.22%
U.S. Government	5.18%
Utilities	2.74%
Repurchase Agreement	3.30%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
Honda Motor Co., Ltd.	1.86%
Nestle SA Registered Shares	1.77%
Samsung Electronics Co., Ltd.	1.71%
British American Tobacco plc	1.63%
Vinci SA	1.63%
Vodafone Group plc	1.62%
Enel SpA	1.59%
Allianz SE Registered Shares	1.57%
Sony Corp.	1.56%
Royal Dutch Shell plc B Shares	1.43%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.15%
Consumer Staples	8.28%
Energy	4.20%
Financials	24.38%
Health Care	5.56%
Industrials	16.09%
Information Technology	12.18%
Materials	6.99%
Real Estate	2.44%
Telecommunication Services	2.64%
Utilities	1.59%
Repurchase Agreement	2.50%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	3.69%
Bank of China Ltd. H Shares	2.89%
Royal Dutch Shell plc Class A ADR	2.86%
British American Tobacco plc	2.75%
Rio Tinto plc ADR	2.31%
AstraZeneca plc	2.16%
Bank of Nova Scotia (The)	1.85%
BASF SE	1.85%
TUI AG	1.75%
Pembina Pipeline Corp.	1.73%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	10.08%
Consumer Staples	8.19%
Energy	8.03%
Financials	36.34%
Health Care	6.19%
Industrials	6.75%
Information Technology	6.13%
Materials	5.71%
Real Estate	3.58%
Telecommunication Services	3.94%
Utilities	3.95%
Repurchase Agreement	1.11%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
KeyCorp	2.35%
Pentair plc (United Kingdom)	2.10%
Cimarex Energy Co.	2.03%
Textron, Inc.	2.01%
Citizens Financial Group, Inc.	2.00%
Hubbell, Inc.	2.00%
FirstEnergy Corp.	1.96%
Great Plains Energy, Inc.	1.85%
Concho Resources, Inc.	1.84%
E*TRADE Financial Corp.	1.84%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.19%
Consumer Staples	4.19%
Energy	9.18%
Financials	21.33%
Health Care	5.55%
Industrials	14.08%
Information Technology	7.98%
Materials	9.11%
Real Estate	11.28%
Utilities	7.27%
Repurchase Agreement	1.84%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Fund, Inc.

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.625%, 11/30/2019	0.72%
U.S. Treasury Note, 1.50%, 10/31/2019	0.66%
HBOS plc, 6.75%, 05/21/2018	0.64%
FMG Resources Pty Ltd., 9.75%, 03/01/2022	0.57%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.8076%, 06/15/2028	0.52%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.48%
BellSouth LLC, 4.285%, 04/26/2018	0.47%
Ladder Capital Commercial Mortgage Securities LLC, 2.8568%, 11/14/2027	0.46%
World Financial Network Credit Card Master Trust 2016-A, 2.03%, 04/15/2025	0.46%
BA Credit Card Trust 2017-A2, 1.84%, 01/17/2023	0.45%

Holdings by Sector*	% of Investments
Automotive	1.96%
Basic Industry	0.30%
Capital Goods	0.74%
Consumer Cyclicals	0.92%
Consumer Discretionary	0.50%
Consumer Services	1.55%
Consumer Staples	0.65%
Energy	8.96%
Financial Services	66.24%
Foreign Government	0.35%
Government	4.07%
Health Care	1.87%
Integrated Oils	0.36%
Materials and Processing	3.64%
Municipal	0.41%
Other	0.12%
Producer Durables	0.79%
Technology	2.65%
Telecommunications	0.78%
Transportation	0.35%
Undefined	0.02%
Utilities	2.32%
Repurchase Agreement	0.45%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Growth Leaders Fund, Inc.

Ten Largest Holdings	% of Investments
Amazon.com, Inc.	5.22%
Apple, Inc.	4.77%
Alphabet, Inc. Class A	4.75%
Facebook, Inc. Class A	4.48%
Microsoft Corp.	3.99%
UnitedHealth Group, Inc.	1.99%
Visa, Inc. Class A	1.94%
Vertex Pharmaceuticals, Inc.	1.81%
Home Depot, Inc. (The)	1.77%
Constellation Brands, Inc. Class A	1.62%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.11%
Consumer Staples	3.37%
Energy	0.81%
Financials	7.98%
Health Care	14.97%
Industrials	12.20%
Information Technology	38.56%
Materials	2.93%
Repurchase Agreement	2.07%
Total	100.00%

*	A sector may comprise several industries.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is each Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Directors

Ms. Foster and Mr. Sieg are affiliated with Lord Abbett and are “interested persons” of the Company as defined in the Act. Ms. Foster and Mr. Sieg are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series. Ms. Foster is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster(1) Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Douglas B. Sieg(1) Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016	Principal Occupation: Partner (since 2001) and Head of Client Services (since 2013), formerly Director of Marketing and Relationship Management, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

(1)	Daria L. Foster, Managing Partner of Lord Abbett, a member of the Board, and the Chief Executive Officer and President of the Lord Abbett Family of Funds, will retire from her positions with Lord Abbett and the Lord Abbett Family of Funds effective March 31, 2018. Douglas B. Sieg, Partner and head of Client Services at Lord Abbett, and a member of the Board, will succeed Ms. Foster effective April 1, 2018.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Principal Occupation: President and CEO of Ribbon Communications (since 2017) and Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director of Ribbon Communications (since 2017), director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Director since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009–2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Blyth, Inc., a home products company (2004-2015).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003-2017); President of Wells Fargo Funds (2003-2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years
James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief Executive Officer in 2012	Managing Partner of Lord Abbett, joined Lord Abbett in 1990.

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

David J. Linsen (1974)	Executive Vice President	Elected in 2017	Partner and Director, joined Lord Abbett in 2001.

Giulio Martini (1955)	Executive Vice President	Elected in 2015	Partner and Director of Strategic Asset Allocation, joined Lord Abbett in 2015 and was formerly Global Investment Strategist at Anderson Global Macro LLC (2012-2015) and Chief Investment Officer of Currency Strategies at AllianceBernstein (1985–2012).

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
John J. Morton (1961)	Executive Vice President	Elected in 2016	Portfolio Manager, joined Lord Abbett in 2016 and was formerly Chief Investment Officer of Emerging Market Debt at Fischer, Francis, Trees, and Watts (2012-2015) and Managing Director and Chief Investment Officer of Fixed Income at Rexiter Capital Management (2007-2012).

Leah G. Traub (1979)	Executive Vice President	Elected in 2009	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007–2015).

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003–2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Andrew H. O’Brien (1973)	Vice President	Elected in 2013	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years
David B. Ritt (1976)	Vice President	Elected in 2009	Portfolio Manager, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Christian J. Kelly (1975)	Treasurer	Elected in 2017	Director of Fund Administration, joined Lord Abbett in 2009.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund, if any; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended August 31, 2017. As to Emerging Markets Corporate Debt Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the

Approval of Advisory Contract (continued)

three-year period, but below the median for the one-year period. As to Emerging Markets Currency Fund, the Board observed that the Fund’s investment performance was above the median of the performance of the peer group for the one-year period, equal to the median for the ten-year period, but below the median for the three- and five-year periods. As to Emerging Markets Local Bond Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year and three-year periods. As to Multi-Asset Global Opportunity Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary, including implementing a plan intended to improve the performance of other Lord Abbett-managed equity funds in which Multi-Asset Global Opportunity Fund may invest. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. As to Multi-Asset Global Opportunity Fund, the Board observed that the net total expense ratio of the Fund (including acquired fund fees and expenses) was above the median of the expense peer group consisting of other funds-of-funds. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment

Approval of Advisory Contract (concluded)

management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect to Emerging Markets Corporate Debt Fund and Emerging Markets Local Bond Fund, the Board concluded that the contractual breakpoints in each Fund’s existing management fee schedule, in conjunction with each Fund’s proposed expense limitation agreement, adequately addressed any economies of scale in managing each Fund. With respect to Emerging Markets Currency Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule adequately addressed any economies of scale in managing the Fund. With respect to Multi-Asset Global Opportunity Fund, although the Fund’s management fee does not have breakpoints, the Fund’s relatively modest asset size did not suggest the need for a breakpoint at this time.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

47% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund during the year is qualified dividend income.

For corporate shareholders, 15% of the ordinary income distributions paid by Multi-Asset Global Opportunity Fund qualified for the dividends received deduction.

Multi-Asset Global Opportunity Fund intends to pass through foreign source income of $2,018,100 and foreign taxes of $263,962.

In addition, of the distributions paid by Emerging Markets Corporate Debt Fund to shareholders during the fiscal year ended December 31, 2017, $295,792 and $269,185, respectively, represent short-term and long-term capital gains.

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name
Emerging Markets Corporate Debt Fund	100%
Emerging Markets Currency Fund	85%
Emerging Markets Local Bond Fund	100%

Lord Abbett Global Fund, Inc.
This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Corporate Debt Fund Lord Abbett Emerging Markets Currency Fund Lord Abbett Emerging Markets Local Bond Fund Lord Abbett Multi-Asset Global Opportunity Fund	LAGF-2 (02/18)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2017 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2017 and 2016 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2017	2016
Audit Fees {a}	$183,100	$190,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	183,100	190,000

Tax Fees {b}	41,827	41,703
All Other Fees	- 0 -	- 0 -

Total Fees	$224,927	$231,703

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2017 and 2016 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2017 and 2016 were:

	Fiscal year ended:
	2017	2016
All Other Fees {a}	$201,416	$95,230

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2017 and 2016 were:

	Fiscal year ended:
	2017		2016
All Other Fees	$	- 0 -	$	- 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 27, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 27, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 27, 2018